AUL AMERICAN UNIT TRUST
Group Variable Annuity Contracts

Sold By

American United Life Insurance Company®
Updating Summary Prospectus For Exisiting Investors
www.oneamerica.com

The Date of this Prospectus is May 1, 2023

This Summary Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company® ("AUL" of the "Company"). The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.oneamerica.com/prospectuses. You can also obtain this information at no cost by calling (800) 249-6269 or by sending an email request to investments.rs@oneamerica.com.

* * * * * * * * * * * *

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

The Securities and Exchange Commission has not approved or disapproved the contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated November 23, 2022. This may not reflect all of the changes that have occurred since your Contract was issued.

Total Fund Annual Operating Expenses

The Total Fund Annual Operating Expense table has been updated to reflect current minimum and maximum total operating expenses for the Funds, as follows:

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, acquired fund fees and expenses ("AFFE"), and other expenses*)	0.01%	3.11%

* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

Funds Available Under the Contract

The following funds have been added to the Contract:

Federated Hermes Total Return Bond – Class R6
Fidelity Freedom® Index Inc – Class Instl Prem
Fidelity Freedom® Index 2010 – Class Instl Prem
Fidelity Freedom® Index 2015 – Class Instl Prem
Fidelity Freedom® Index 2025 – Class Instl Prem
Fidelity Freedom® Index 2030 – Class Instl Prem
Fidelity Freedom® Index 2035 – Class Instl Prem
Fidelity Freedom® Index 2040 – Class Instl Prem
Fidelity Freedom® Index 2045 – Class Instl Prem
Fidelity Freedom® Index 2050 – Class Instl Prem
Fidelity Freedom® Index 2055 – Class Instl Prem
Fidelity Freedom® Index 2060 – Class Instl Prem
Fidelity Freedom® Index 2065 – Class Instl Prem
Fidelity® Contrafund® – Class K6
DFA Large Cap International – Class I
Fidelity Freedom® Index 2005 – Class Instl Prem
Fidelity Freedom® Index 2020 – Class Instl Prem
Fidelity Advisor® Investment Gr Bd – Class Z
TIAA-CREF International Opps – Class Retl
PIMCO RAE US Small – Class Instl
TIAA-CREF International Opps – Class Instl
Principal MidCap – Class R-6
Driehaus Emerging Markets Growth – Class Instl
JPMorgan Core Bond – Class R6
American Beacon Shapiro SMID Cap Eq – Class R5
Harbor Core Bond – Class Retirement
Voya Small Cap Growth – Class R6
Guggenheim Total Return Bond – Class R6
Guggenheim Macro Opportunities – Class R6
Blackstone Alternative Multi-Strategy – Class Y
Voya Small Cap Growth – Class I
Voya Small Cap Growth – Class R

GLOSSARY OF TERMS

Various terms commonly used in this Summary Prospectus are defined as follows:

AUL – American United Life Insurance Company®

Contract Date – The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

Contract Year – A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions – Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

Funds – A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

Fund Company – Any company in which the Registrant invests and which may be selected as an option by the Contract Owner.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

Owner – Also referenced herein as "Contract Owner", Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

Registrant – The term "Registrant" means the separate account (as defined in Section 2(a)(37) of the 1940 Act [15 U.S.C. 80a-2(a)(37)] which offers the variable annuity contracts.

Statement of Additional Information ("SAI") – This information is required by Part B of this Form.

Statutory Prospectus – A prospectus that satisfies the requirements of section 10(a) of the Securities Act [15 U.S.C. 77j(a)].

Summary Prospectus – A prospectus that satisfies the requirements by paragraph (a)(11) of rule 498A under the Securities Act [17 CFR 230.498A(a)(11)].

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Variable Annuity Contract or Contract – Any accumulation contract or annuity contract, any portion thereof, or any unit of interest participation therein pursuant to which the value of the contract, either during an accumulation period or after annuitization, or both, varies according to the investment experience of the separate account in which the contract participates. Unless the contract otherwise requires, the term refers to the variable annuity contracts being offered pursuant to the Registration Statement prepared on this Form.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals

If a Participant withdraws money from the contract within the first 10 years, he or she will be assessed a surrender charge. Maximum surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10. For example, if a Participant makes a withdrawal on a $100,000 Account Value in year 5, he or she will be assessed a surrender charge of $8,000. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment.

Charges and Deductions
Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Transaction charges include a Loan Initiation Fee of up to $100 per loan, a loan administration fee of up to $50 per loan annually, a service fee of up to $5 per transfer for non-electronic transfers between investment options, a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum, and a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. These charges are discussed in further detail in the Fee Table.

Expense Table; Charges and Deductions
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Expense Table; Charges and Deductions
	Annual Fee Base contract Investment options (Fund fees and expenses) Optional benefits available for an additional charge (for a single optional benefit, if elected)	Minimum 0% 0.01% 0%	Maximum 1.25% 3.11% 1.20%
Lowest and Highest Annual Cost Table*	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.			Expense Table; Charges and Deductions
Lowest Annual Cost: $10
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Highest Annual Cost: $5,360
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the contract, including loss of principal (your contributions).	Principal Risks of Investing in the Contract
Not a Short-Term Investment	This contract is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Contract Date.
	• Tax deferral is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract; Contract Charges and Fees

	RISKS	Location in Prospectus
Risks Associated with Investment Accounts	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g. Funds), each investment option including the Fixed Interest Account and/or the Stable Value Account Investment option will have its own unique risks, and the investor should review these investment options before making an investment decision.
	You should review each Fund's prospectus before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks

An investment in the contract is subject to the risk related to AUL, including that any obligations (including the Fixed Interest Account and/or the Stable Value Account investment option), guarantees, and benefits of the contract are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/financial-strength-ratings.

Principal Risks of Investing in the Contract; AUL, the Separate Account and the General Account
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to limit the number of transfers or to restrict transfers from being made on consecutive Valuation Dates. The Maximum Number of Transfers in any Contract Year is 20.
• The contract limits the amount you can transfer from the Fixed Account within a Policy Year.
• A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year.
• All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.
	• We reserve the right to close, add, substitute or remove Investment Accounts as investment options under the contract. A Fund may also be merged into another Fund.	Transfer Fee Sub-Account Availability and Substitution of Funds Fixed Account; The Fixed Interest Account; The Stable Value Account
Optional Benefits

The optional benefits available to you are specific to your contract. Please review your contract for more details. The contracts offer several investment portfolio options, and these portfolios may change over time.

	TAXES	Location in Prospectus
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account ("IRA").
	• Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	Tax Considerations

CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Some investment professionals may receive compensation for selling the contract.
• Compensation can take the form of commissions on premiums paid.
• These investment professionals may have a financial incentive to offer or recommend the contract over another investment.	Charges and Deductions
Exchanges	• Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
• You should only exchange your contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing contract.	Charges and Deductions

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the contract. The availability of Funds vary by Employee Benefit Plan. Please refer to your Plan Documents for a list of Funds available to you. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund's past performance is not necessarily and indication of future performance.

					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Blend	06-148	AB Core Opportunities R: Class Retirement Investment Adviser: AllianceBernstein LP.	1.4	*	-15.98	7.55	11.52
Mid-Cap Growth	06-144	AB Discovery Growth R: Class Retirement Investment Adviser: AllianceBernstein LP.	1.36		-36.39	5.66	9.73
Mid-Cap Growth	06-GKC	AB Discovery Growth Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.64		-35.89	6.43
Small Value	06-149	AB Discovery Value R: Class Retirement Investment Adviser: AllianceBernstein LP.	1.52		-16.70	3.04	8.42
Small Value	06-GKF	AB Discovery Value Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.78		-16.13	3.79
Global Bond-USD Hedged	06-3GC	AB Global Bond Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.50		-11.99	-0.13
Tactical Allocation	06-4PJ	AB Global Risk Allocation I: Class Inst Investment Adviser: AllianceBernstein LP.	1.01	*	-9.74	3.67	4.23
High Yield Bond	06-005	AB High Income Advisor: Class Adv Investment Adviser: AllianceBernstein LP.	0.59		-11.59	0.64	3.23
High Yield Bond	06-006	AB High Income R: Class Retirement Investment Adviser: AllianceBernstein LP.	1.27		-12.20	-0.04	2.56
Foreign Large Value	06-153	AB International Value R: Class Retirement Investment Adviser: AllianceBernstein LP.	1.5	*	-11.05	-2.30	2.44
Large Growth	06-3YR	AB Large Cap Growth Advisor: Class Adv Investment Adviser: AllianceBernstein LP.	0.58		-28.77	11.07	14.79
Large Growth	06-3FY	AB Large Cap Growth Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.52		-28.73	11.15

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Growth	06-146	AB Small Cap Growth R: Class Retirement Investment Adviser: AllianceBernstein LP.	1.46		-39.26	6.20	10.38
Small Growth	06-GKG	AB Small Cap Growth Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.76		-38.86	6.97
Foreign Large Growth	06-147	AB Sustainable Intl Thematic R: Class Retirement Investment Adviser: AllianceBernstein LP.	1.49		-27.17	1.04	3.56
Large Value	06-151	AB Value R: Class Retirement Investment Adviser: AllianceBernstein LP.	1.41		-7.33	3.48	7.43
Allocation – 50% to 70% Equity	06-505	Alger Balanced I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	1.09		-11.31	6.11	7.99
Large Growth	06-196	Alger Capital Appreciation Instl R: Class Retirement Investment Adviser: Fred Alger Management, LLC	1.56		-37.09	6.32	10.97
Large Growth	06-3GX	Alger Capital Appreciation Instl Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.75	*	-36.51	7.24
Large Growth	06-510	Alger Capital Appreciation Ptfl I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	0.91		-36.52	7.42	11.90
Large Growth	06-CPH	Alger Capital Appreciation Z: Class Inst Investment Adviser: Fred Alger Management, LLC	0.83		-36.56	7.13	11.84
Large Growth	06-500	Alger Large Cap Growth I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	0.82	*	-38.65	8.34	11.23
Small Growth	06-3GY	Alger Small Cap Focus Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.83		-37.42	3.39
Small Growth	06-3MP	Alger Small Cap Focus Z: Class Inst Investment Adviser: Fred Alger Management, LLC	0.83		-37.42	3.38	9.15
Small Growth	06-197	Alger Small Cap Growth Institutional I: Class Inst Investment Adviser: Fred Alger Management, LLC	1.24		-38.17	4.70	8.40
Small Growth	06-198	Alger Small Cap Growth Institutional R: Class Retirement Investment Adviser: Fred Alger Management, LLC	1.73		-38.41	4.22	7.88
Intermediate Core-Plus Bond	06-4YK	Allspring Core Plus Bond R6: Class Retirement Investment Advisor: Allspring Global Investments Investment Subadviser: Allspring Global Investments, LLC	0.3	*	-13.71	1.10
Foreign Large Value	06-3J7	Allspring International Equity R6: Class Retirement Investment Advisor: Allspring Global Investments Investment Subadviser: Allspring Global Investments, LLC	0.8	*	-11.33	-1.10

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid-Cap Value	06-3J6	Allspring Special Mid Cap Value R6: Class Retirement Investment Advisor: Allspring Global Investments Investment Subadviser: Allspring Global Investments, LLC	0.70		-4.50	8.45
Small Value	06-3JF	Allspring Special Small Cap Value R6: Class Retirement*** Investment Advisor: Allspring Global Investments Investment Subadviser: Allspring Global Investments, LLC	0.81		-13.52	4.66
Foreign Large Value	06-33X	American Beacon International Eq Inv: Class Inv Investment Advisor: American Beacon Advisors Inc Investment Subadviser: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	1.06		-11.15	-0.60	3.10
Foreign Large Value	06-33Y	American Beacon International Eq R6: Class Retirement Investment Advisor: American Beacon Advisors Inc Investment Subadviser: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	0.7	*	-10.85	-0.21
Large Value	06-46F	American Beacon Large Cap Value R5: Class Retirement Investment Advisor: American Beacon Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Hotchkis and Wiley Capital Mgmt LLC;Massachusetts Financial Services Company;	0.63		-5.27	7.40	10.52
Small Value	06-6J6	American Beacon Shapiro SMID Cap Eq R5: Class Retirement Investment Advisor: Shapiro Capital Management LLC Investment Subadviser: Shapiro Capital Management LLC	0.89	*	-9.43	6.65
Small Value	06-34C	American Beacon Mid-Cap Value R5: Class Retirement Investment Advisor: American Beacon Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC; WEDGE Capital Management, LLP;Pzena Investment Management, LLC;	0.79		-7.72	5.11
Small Value	06-34F	American Beacon Small Cp Val Inv: Class Inv Investment Advisor: American Beacon Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc; Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	1.15		-8.06	4.74	9.05
Mid-Cap Growth	06-69V	American Beacon Stephens Mid-Cap Gr R6: Class Retirement Investment Advisor: Stephens Inv Mgmt Group LLC Investment Subadviser: Stephens Inv Mgmt Group LLC	0.88		-28.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Growth	06-697	American Century Disciplined Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.24	*	-31.63	6.48	10.74
Large Growth	06-694	American Century Disciplined Growth Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.99	*	-31.44	6.75	11.03
Large Value	06-460	American Century Discplnd Cor Val Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.65		-12.59	6.92	10.67
Intermediate Core Bond	06-722	American Century Diversified Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.84		-14.17	-0.56	0.54
Intermediate Core Bond	06-721	American Century Diversified Bond Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.59		-13.88	-0.29	0.79
Diversified Emerging Mkts	06-204	American Century Emerging Markets A: Class A Investment Adviser: American Century Investment Management Inc	1.50		-28.35	-3.85	1.43
Diversified Emerging Mkts	06-206	American Century Emerging Markets Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.25		-28.16	-3.60	1.69
Diversified Emerging Mkts	06-CPK	American Century Emerging Markets R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.90		-27.92	-3.28
Large Blend	06-175	American Century Equity Growth A: Class A Investment Adviser: American Century Investment Management Inc	0.90		-23.10	5.81	9.75
Large Blend	06-048	American Century Equity Growth Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.65		-22.91	6.08	10.02
Large Value	06-285	American Century Equity Income A: Class A Investment Adviser: American Century Investment Management Inc	1.19		-3.38	6.03	9.25
Large Value	06-475	American Century Equity Income Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.94		-3.14	6.29	9.52
Large Value	06-CPM	American Century Equity Income R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.59		-2.90	6.65
Large Value	06-355	American Century Focused Lg Cap Val A: Class A Investment Adviser: American Century Investment Management Inc	1.08		1.46	7.40	9.93
Intermediate Government	06-435	American Century Ginnie Mae A: Class A Investment Adviser: American Century Investment Management Inc	0.79		-11.72	-1.01	-0.09
Large Growth	06-445	American Century Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.19	*	-31.61	9.22	12.09
Large Growth	06-CPN	American Century Growth R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.6	*	-31.20	9.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid-Cap Growth	06-290	American Century Heritage A: Class A Investment Adviser: American Century Investment Management Inc	1.25		-28.28	7.63	9.98
Mid-Cap Growth	06-046	American Century Heritage Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.00		-28.14	7.89	10.26
Mid-Cap Growth	06-CPP	American Century Heritage R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.65		-27.86	8.27
Inflation-Protected Bond	06-185	American Century Inflation Adjs Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.71		-12.55	1.33	0.39
Inflation-Protected Bond	06-3KW	American Century Inflation-Adjs Bond R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.21		-12.18	1.82
Global Bond	06-421	American Century International Bond A: Class A Investment Adviser: American Century Investment Management Inc	1.05		-20.20	-4.04	-2.68
Global Bond	06-422	American Century International Bond Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.80		-19.97	-3.79	-2.43
Foreign Large Growth	06-325	American Century International Gr A: Class A Investment Adviser: American Century Investment Management Inc	1.46		-25.20	1.80	4.55
Foreign Large Growth	06-420	American Century International Gr Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.21		-24.99	2.07	4.82
Foreign Small/Mid Growth	06-3VH	American Century International Opps A: Class A Investment Adviser: American Century Investment Management Inc	1.62		-30.38	-1.02	5.56
Foreign Small/Mid Growth	06-3VG	American Century International Opps Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.37		-30.19	-0.78	5.83
Mid-Cap Value	06-395	American Century Mid Cap Value A: Class A Investment Adviser: American Century Investment Management Inc	1.22		-1.67	6.42	10.65
Mid-Cap Value	06-396	American Century Mid Cap Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.97		-1.47	6.69	10.92
Mid-Cap Value	06-CRJ	American Century Mid Cap Value R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.62		-1.13	7.07
Target-Date 2015	06-66V	American Century One Chc Blnd+ 2015 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23	*	-12.47
Target-Date 2020	06-66W	American Century One Chc Blnd+ 2020 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23	*	-12.87
Target-Date 2025	06-66X	American Century One Chc Blnd+ 2025 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23	*	-13.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Target-Date 2030	06-66Y	American Century One Chc Blnd+ 2030 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23	*	-14.25
Target-Date 2035	06-67C	American Century One Chc Blnd+ 2035 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23	*	-15.22
Target-Date 2040	06-67F	American Century One Chc Blnd+ 2040 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23		-15.89
Target-Date 2045	06-67G	American Century One Chc Blnd+ 2045 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23		-16.24
Target-Date 2050	06-67H	American Century One Chc Blnd+ 2050 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23		-16.45
Target-Date 2055	06-67J	American Century One Chc Blnd+ 2055 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23		-16.59
Target-Date 2060	06-67K	American Century One Chc Blnd+ 2060 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23		-16.73
Target-Date 2065+	06-67M	American Century One Chc Blnd+ 2065 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23		-16.70
Target-Date 2025	06-403	American Century One Choice 2025 A: Class A Investment Adviser: American Century Investment Management Inc	1.02	*	-13.97	2.96	5.05
Target-Date 2025	06-413	American Century One Choice 2025 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.77	*	-13.82	3.21	5.30
Target-Date 2025	06-CPT	American Century One Choice 2025 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.42	*	-13.44	3.58
Target-Date 2030	06-404	American Century One Choice 2030 A: Class A Investment Adviser: American Century Investment Management Inc	1.04	*	-14.98	3.18	5.50
Target-Date 2030	06-414	American Century One Choice 2030 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.79	*	-14.74	3.44	5.77
Target-Date 2030	06-CPV	American Century One Choice 2030 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.44	*	-14.47	3.81
Target-Date 2035	06-406	American Century One Choice 2035 A: Class A Investment Adviser: American Century Investment Management Inc	1.07	*	-15.88	3.45	6.00
Target-Date 2035	06-416	American Century One Choice 2035 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.82	*	-15.62	3.71	6.27
Target-Date 2035	06-CPW	American Century One Choice 2035 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.47	*	-15.31	4.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Target-Date 2040	06-407	American Century One Choice 2040 A: Class A Investment Adviser: American Century Investment Management Inc	1.09	*	-16.60	3.73	6.50
Target-Date 2040	06-417	American Century One Choice 2040 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.84	*	-16.39	3.99	6.76
Target-Date 2040	06-CPX	American Century One Choice 2040 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.49	*	-16.08	4.37
Target-Date 2045	06-408	American Century One Choice 2045 A: Class A Investment Adviser: American Century Investment Management Inc	1.12	*	-17.23	4.06	6.98
Target-Date 2045	06-418	American Century One Choice 2045 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.87	*	-17.01	4.33	7.25
Target-Date 2045	06-CPY	American Century One Choice 2045 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.52	*	-16.72	4.69
Target-Date 2050	06-409	American Century One Choice 2050 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	-17.54	4.48	7.36
Target-Date 2050	06-419	American Century One Choice 2050 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	-17.39	4.72	7.62
Target-Date 2050	06-CRC	American Century One Choice 2050 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	-17.06	5.10
Target-Date 2055	06-437	American Century One Choice 2055 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	-17.83	4.59	7.55
Target-Date 2055	06-436	American Century One Choice 2055 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	-17.61	4.85	7.82
Target-Date 2055	06-CRF	American Century One Choice 2055 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	-17.30	5.22
Target-Date 2060	06-CKR	American Century One Choice 2060 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	-17.96	4.70
Target-Date 2060	06-CKT	American Century One Choice 2060 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	-17.80	4.96
Target-Date 2060	06-CRG	American Century One Choice 2060 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	-17.47	5.33
Target-Date 2065+	06-63T	American Century One Choice 2065 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	-17.96
Target-Date 2065+	06-63N	American Century One Choice 2065 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	-17.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Target-Date 2065+	06-63X	American Century One Choice 2065 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	-17.51
Target-Date Retirement	06-426	American Century One Choice In Ret A: Class A Investment Adviser: American Century Investment Management Inc	1	*	-13.43	2.77	4.37
Target-Date Retirement	06-427	American Century One Choice In Ret Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.75	*	-13.22	3.04	4.63
Target-Date Retirement	06-CRH	American Century One Choice In Ret R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.4	*	-12.82	3.41
Real Estate	06-380	American Century Real Estate A: Class A Investment Adviser: American Century Investment Management Inc	1.39		-24.91	3.65	5.89
Real Estate	06-269	American Century Real Estate Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.14		-24.71	3.91	6.15
Real Estate	06-CRK	American Century Real Estate R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.79		-24.46	4.27
Large Growth	06-240	American Century Select A: Class A Investment Adviser: American Century Investment Management Inc	1.19	*	-29.11	9.11	12.40
Large Growth	06-440	American Century Select Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.94	*	-28.93	9.38	12.68
Small Growth	06-200	American Century Small Cap Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.42		-26.57	8.86	11.61
Small Growth	06-6C7	American Century Small Cap Growth R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.82		-26.15	9.50
Small Value	06-390	American Century Small Cap Value A: Class A*** Investment Adviser: American Century Investment Management Inc	1.34		-14.97	6.80	10.08
Small Value	06-470	American Century Small Cap Value Inv: Class Inv*** Investment Adviser: American Century Investment Management Inc	1.09		-14.72	7.09	10.37
Small Value	06-CRM	American Century Small Cap Value R6: Class Retirement*** Investment Adviser: American Century Investment Management Inc	0.74		-14.52	7.44
Small Blend	06-385	American Century Small Company A: Class A Investment Adviser: American Century Investment Management Inc	1.10		-21.56	2.31	7.58
Allocation – 70% to 85% Equity	06-400	American Century Strat Allc: Agrsv A: Class A Investment Adviser: American Century Investment Management Inc	1.05	*	-15.67	5.40	7.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Allocation – 70% to 85% Equity	06-480	American Century Strat Allc: Agrsv Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.8	*	-15.42	5.67	7.79
Allocation – 70% to 85% Equity	06-CRN	American Century Strat Allc: Agrsv R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.45	*	-15.10	6.06
Allocation – 30% to 50% Equity	06-405	American Century Strat Allc: Cnsrv A: Class A Investment Adviser: American Century Investment Management Inc	1.08	*	-13.08	3.38	4.56
Allocation – 30% to 50% Equity	06-485	American Century Strat Allc: Cnsrv Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.83	*	-13.01	3.60	4.81
Allocation – 30% to 50% Equity	06-CRP	American Century Strat Allc: Cnsrv R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.48	*	-12.70	3.96
Allocation – 50% to 70% Equity	06-415	American Century Strat Allc: Mod A: Class A Investment Adviser: American Century Investment Management Inc	1.09	*	-14.92	4.45	6.16
Allocation – 50% to 70% Equity	06-490	American Century Strat Allc: Mod Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.84	*	-14.66	4.69	6.43
Allocation – 50% to 70% Equity	06-CRR	American Century Strat Allc: Mod R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.49	*	-14.39	5.06
Large Growth	06-430	American Century Ultra® A: Class A Investment Adviser: American Century Investment Management Inc	1.18	*	-32.64	10.77	13.73
Large Growth	06-450	American Century Ultra® Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.93	*	-32.46	11.05	14.02
Large Growth	06-CRT	American Century Ultra® R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.58	*	-32.23	11.44
Large Value	06-698	American Century Value A: Class A Investment Adviser: American Century Investment Management Inc	1.26		-0.20	7.26	9.98
Large Value	06-696	American Century Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.01		0.19	7.58	10.28
Mid-Cap Growth	06-410	American Century VP Capital Apprec I: Class Other Investment Adviser: American Century Investment Management Inc	0.91	*	-28.11	7.91	10.25
Target-Date 2000-2010	06-957	American Funds 2010 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.93		-9.78	3.11	4.77
Target-Date 2000-2010	06-958	American Funds 2010 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.63		-9.47	3.43	5.09
Target-Date 2000-2010	06-CRV	American Funds 2010 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.28		-9.15	3.80	5.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Target-Date 2015	06-959	American Funds 2015 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.95	-10.84	3.31	5.26
Target-Date 2015	06-969	American Funds 2015 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.65	-10.55	3.65	5.60
Target-Date 2015	06-CRW	American Funds 2015 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.30	-10.25	4.00	5.96
Target-Date 2020	06-971	American Funds 2020 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.95	-11.65	3.53	5.84
Target-Date 2020	06-972	American Funds 2020 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.65	-11.36	3.84	6.17
Target-Date 2020	06-CRX	American Funds 2020 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.30	-11.01	4.21	6.55
Target-Date 2025	06-973	American Funds 2025 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.97	-13.32	4.01	6.78
Target-Date 2025	06-974	American Funds 2025 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.67	-13.04	4.33	7.11
Target-Date 2025	06-CRY	American Funds 2025 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.32	-12.74	4.69	7.48
Target-Date 2030	06-976	American Funds 2030 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.98	-14.98	4.42	7.55
Target-Date 2030	06-977	American Funds 2030 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.68	-14.76	4.72	7.87
Target-Date 2030	06-CTC	American Funds 2030 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.33	-14.50	5.09	8.25
Target-Date 2035	06-978	American Funds 2035 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.00	-16.82	5.18	8.24
Target-Date 2035	06-979	American Funds 2035 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.70	-16.52	5.50	8.58
Target-Date 2035	06-CTF	American Funds 2035 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.35	-16.24	5.88	8.96
Target-Date 2040	06-981	American Funds 2040 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.01	-18.10	5.41	8.51
Target-Date 2040	06-982	American Funds 2040 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.71	-17.86	5.72	8.84
Target-Date 2040	06-CTG	American Funds 2040 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.36	-17.55	6.10	9.23

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Target-Date 2045	06-983	American Funds 2045 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.02	-18.71	5.44	8.58
Target-Date 2045	06-984	American Funds 2045 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.72	-18.45	5.75	8.91
Target-Date 2045	06-CTH	American Funds 2045 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.37	-18.18	6.11	9.29
Target-Date 2050	06-996	American Funds 2050 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03	-19.44	5.36	8.57
Target-Date 2050	06-997	American Funds 2050 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.73	-19.20	5.68	8.90
Target-Date 2050	06-CTJ	American Funds 2050 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.38	-18.89	6.04	9.28
Target-Date 2055	06-998	American Funds 2055 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03	-19.99	5.20	8.47
Target-Date 2055	06-999	American Funds 2055 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.73	-19.77	5.51	8.81
Target-Date 2055	06-CTK	American Funds 2055 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.38	-19.50	5.87	9.19
Target-Date 2060	06-CGC	American Funds 2060 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03	-20.19	5.13
Target-Date 2060	06-CGF	American Funds 2060 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.73	-19.96	5.44
Target-Date 2060	06-CTM	American Funds 2060 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.38	-19.66	5.82
Target-Date 2065+	06-4PY	American Funds 2065 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03	-20.19
Target-Date 2065+	06-4R3	American Funds 2065 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.73	-19.92
Target-Date 2065+	06-4R4	American Funds 2065 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.38	-19.64
Large Growth	06-182	American Funds AMCAP R3: Class Retirement Investment Adviser: Capital Group	0.98	-29.02	5.44	10.18
Large Growth	06-207	American Funds AMCAP R4: Class Retirement Investment Adviser: Capital Group	0.67	-28.78	5.76	10.52
Large Growth	06-CTN	American Funds AMCAP R6: Class Retirement Investment Adviser: Capital Group	0.33	-28.53	6.14	10.90

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Allocation – 50% to 70% Equity	06-447	American Funds American Balanced R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.89	-12.40	5.16	7.89
Allocation – 50% to 70% Equity	06-446	American Funds American Balanced R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.60	-12.14	5.48	8.21
Allocation – 50% to 70% Equity	06-CTP	American Funds American Balanced R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25	-11.83	5.84	8.59
High Yield Bond	06-184	American Funds American High-Inc R3: Class Retirement Investment Adviser: Capital Group	0.95	-9.43	2.63	3.25
High Yield Bond	06-208	American Funds American High-Inc R4: Class Retirement Investment Adviser: Capital Group	0.65	-9.15	2.95	3.57
High Yield Bond	06-3MC	American Funds American High-Inc R6: Class Retirement Investment Adviser: Capital Group	0.30	-8.83	3.31	3.94
Large Value	06-3MK	American Funds American Mutual R4: Class Retirement Investment Adviser: Capital Group	0.62	-4.52	8.26	10.80
Large Value	06-3M3	American Funds American Mutual R6: Class Retirement Investment Adviser: Capital Group	0.27	-4.19	8.64	11.19
Intermediate Core Bond	06-39V	American Funds Bond Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.20	-12.36	1.01	1.64
Global Allocation	06-3MM	American Funds Capital Income Bldr R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.61	-7.16	3.75	5.70
Global Allocation	06-3M6	American Funds Capital Income Bldr R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.26	-6.83	4.11	6.07
Global Bond	06-GFN	American Funds Capital World Bond R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.48	-17.17	-1.41	-0.15
Global Large-Stock Blend	06-183	American Funds Capital World Gr&Inc R3: Class Retirement Investment Adviser: Capital Group	1.06	-17.55	3.93	7.25
Global Large-Stock Blend	06-211	American Funds Capital World Gr&Inc R4: Class Retirement Investment Adviser: Capital Group	0.77	-17.30	4.24	7.57
Global Large-Stock Blend	06-CTR	American Funds Capital World Gr&Inc R6: Class Retirement Investment Adviser: Capital Group	0.42	-17.01	4.61	7.94
Foreign Large Growth	06-181	American Funds Europacific Growth R3: Class Retirement Investment Adviser: Capital Group	1.11	-23.24	0.87	4.62
Foreign Large Growth	06-212	American Funds Europacific Growth R4: Class Retirement Investment Adviser: Capital Group	0.81	-23.00	1.18	4.94
Foreign Large Growth	06-CTT	American Funds Europacific Growth R6: Class Retirement Investment Adviser: Capital Group	0.46	-22.72	1.54	5.30

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Blend	06-213	American Funds Fundamental Invs R3: Class Retirement Investment Adviser: Capital Group	0.93	-16.95	6.57	10.76
Large Blend	06-214	American Funds Fundamental Invs R4: Class Retirement Investment Adviser: Capital Group	0.63	-16.69	6.90	11.10
Large Blend	06-CTV	American Funds Fundamental Invs R6: Class Retirement Investment Adviser: Capital Group	0.28	-16.40	7.27	11.49
Global Allocation	06-3M9	American Funds Global Balanced R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.48	-13.97	2.96	5.28
Large Growth	06-179	American Funds Growth Fund of Amer R3: Class Retirement Investment Adviser: Capital Group	0.95	-30.95	6.87	11.21
Large Growth	06-216	American Funds Growth Fund of Amer R4: Class Retirement Investment Adviser: Capital Group	0.65	-30.74	7.19	11.54
Large Growth	06-CVC	American Funds Growth Fund of Amer R6: Class Retirement Investment Adviser: Capital Group	0.30	-30.49	7.57	11.93
Allocation – 70% to 85% Equity	06-3MN	American Funds Income Fund of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.60	-6.50	5.34	7.42
Allocation – 70% to 85% Equity	06-3M7	American Funds Income Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.26	-6.16	5.72	7.80
Inflation-Protected Bond	06-3G9	American Funds Inflation Linked Bd R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.30	-11.63	2.42
Short-Term Bond	06-186	American Funds Interm Bd Fd of Amer R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.87	-7.80	0.46	0.44
Short-Term Bond	06-209	American Funds Interm Bd Fd of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.57	-7.53	0.77	0.75
Short-Term Bond	06-GKH	American Funds Interm Bd Fd of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.23	-7.21	1.12	1.10
Foreign Large Blend	06-3M4	American Funds Intl Gr and Inc R6: Class Retirement Investment Adviser: Capital Group	0.54	-15.16	2.06	4.28
Large Blend	06-3GH	American Funds Invmt Co of Amer R6: Class Retirement Investment Adviser: Capital Group	0.27	-15.26	7.41	11.28
Global Large-Stock Growth	06-3KY	American Funds New Economy R6: Class Retirement Investment Adviser: Capital Group	0.41	-29.42	5.28	10.89
Global Large-Stock Growth	06-502	American Funds New Perspective R3: Class Retirement Investment Adviser: Capital Group	1.06	-26.09	6.99	9.58
Global Large-Stock Growth	06-503	American Funds New Perspective R4: Class Retirement Investment Adviser: Capital Group	0.76	-25.87	7.32	9.91

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Global Large-Stock Growth	06-CTW	American Funds New Perspective R6: Class Retirement Investment Adviser: Capital Group	0.41		-25.61	7.69	10.29
Diversified Emerging Mkts	06-691	American Funds New World R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.23		-22.27	2.36	4.28
Diversified Emerging Mkts	06-689	American Funds New World R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.93		-22.03	2.68	4.61
Diversified Emerging Mkts	06-CTX	American Funds New World R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.57		-21.75	3.04	4.98
Global Small/Mid Stock	06-333	American Funds SMALLCAP World R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.31		-30.10	4.34	8.24
Global Small/Mid Stock	06-332	American Funds SMALLCAP World R4: Class Retirement Investment Adviser: Capital Research and Management Company	1.01		-29.89	4.66	8.58
Global Small/Mid Stock	06-CTY	American Funds SMALLCAP World R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.66		-29.63	5.03	8.96
Intermediate Government	06-3TK	American Funds US Government Sec R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.24		-10.67	0.83	1.12
Large Blend	06-449	American Funds Washington Mutual R3: Class Retirement Investment Adviser: Capital Group	0.91		-8.78	8.70	11.52
Large Blend	06-448	American Funds Washington Mutual R4: Class Retirement Investment Adviser: Capital Group	0.61		-8.50	9.03	11.86
Large Blend	06-CVF	American Funds Washington Mutual R6: Class Retirement Investment Adviser: Capital Group	0.26		-8.18	9.41	12.25
Mid-Cap Blend	06-4TG	AMG GW&K Small/Mid Cap I: Class Inst Investment Advisor: GW&K Investment Management, LLC Investment Subadviser: GW&K Investment Management, LLC	0.87		-18.01	8.88
Large Growth	06-FXW	AMG Renaissance Large Cap Growth N: Class N Investment Advisor: Renaissance Investment Management Investment Subadviser: Renaissance Group LLC	1	*	-17.04	10.81	13.36
Mid-Cap Growth	06-6C4	AMG TimesSquare Mid Cap Growth Z: Class Inst Investment Advisor: TimesSquare Capital Management, LLC Investment Subadviser: TimesSquare Capital Management, LLC	0.98		-22.18	9.62	11.71
Diversified Emerging Mkts	06-4TF	AQR Emerging Multi-Style II N: Class N Investment Adviser: AQR Capital Management	0.96	*	-21.44	-2.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Large Value	06-BBB	AQR International Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.81	*	-12.40	1.17
Large Blend	06-CCC	AQR Large Cap Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.66		-15.84	6.16
Small Blend	06-CCF	AQR Small Cap Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.86	*	-18.53	4.50
Mid-Cap Value	06-335	Ariel Appreciation Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.12		-12.43	4.87	9.32
Mid-Cap Value	06-330	Ariel Fund Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.00		-18.81	4.62	9.96
Foreign Large Value	06-CKV	Ariel International Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.14	*	-11.33	0.11	4.05
Large Value	06-4JY	Auxier Focus Institutional: Class Inst Investment Adviser: Auxier Asset Management LLC	0.8	*	-4.39	7.14	8.98
Intermediate Core Bond	06-4TP	Baird Aggregate Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		-13.35	0.25	1.49
Intermediate Core-Plus Bond	06-4RC	Baird Core Plus Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		-12.87	0.55	1.73
Short-Term Bond	06-4XC	Baird Short-Term Bond Inst: Class Inst** Investment Adviser: Baird Advisors	0.30		-3.64	1.22	1.36
Mid-Cap Growth	06-47Y	Baron Asset R6: Class Retirement Investment Adviser: Baron Capital Management Inc	1.04		-25.88	9.29
Diversified Emerging Mkts	06-3J9	Baron Emerging Markets R6: Class Retirement Investment Adviser: Baron Capital Management Inc	1.08		-25.81	-2.69
Small Blend	06-4YM	BlackRock Advantage Small Cap Core K: Class Retirement Investment Adviser: BlackRock Inc	0.45	*	-19.76	5.83
Small Growth	06-529	BlackRock Advantage Small Cap Gr Instl: Class Inst Investment Adviser: BlackRock Inc	0.5	*	-24.94	5.68	9.41
Small Growth	06-46J	BlackRock Advantage Small Cap Gr K: Class Retirement Investment Adviser: BlackRock Inc	0.45	*	-24.94
Large Value	06-587	BlackRock Equity Dividend Instl: Class Inst Investment Adviser: BlackRock Inc	0.68		-3.98	7.29	10.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Value	06-FRW	BlackRock Equity Dividend K: Class Retirement Investment Adviser: BlackRock Inc	0.57		-3.83	7.42
Global Allocation	06-528	BlackRock Global Allocation Instl: Class Inst Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock (Singapore) Limited	0.84	*	-15.83	3.45	4.99
Global Allocation	06-FRX	BlackRock Global Allocation K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock (Singapore) Limited	0.76	*	-15.81	3.52
Global Allocation	06-527	BlackRock Global Allocation R: Class Retirement Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock (Singapore) Limited	1.46	*	-16.36	2.81	4.36
Global Large-Stock Value	06-CVH	BlackRock Global Dividend K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock International Limited	0.69		-13.63	3.69
Intermediate Government	06-4WH	BlackRock GNMA Inv A: Class A Investment Adviser: BlackRock Inc	0.67	*	-12.70	-0.97	0.09
Health	06-CGM	BlackRock Health Sciences Opps Instl: Class Inst Investment Adviser: BlackRock Inc	0.85		-5.70	11.49	15.49
Health	06-CVJ	BlackRock Health Sciences Opps K: Class Retirement Investment Adviser: BlackRock Inc	0.74		-5.60	11.60
Health	06-CGN	BlackRock Health Sciences Opps R: Class Retirement Investment Adviser: BlackRock Inc	1.45		-6.25	10.82	14.81
High Yield Bond	06-33K	BlackRock High Yield Bond K: Class Other Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock International Limited	0.49	*	-10.34	2.47	4.25
High Yield Bond	06-CHR	BlackRock High Yield Bond R: Class Retirement Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock International Limited	1.16	*	-11.09	1.73	3.51
High Yield Bond	06-CHP	BlackRock High Yield Bond Svc: Class S Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock International Limited	0.87	*	-10.68	2.08	3.85
Inflation-Protected Bond	06-3N3	BlackRock Inflation Protected Bond K: Class Other Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.3	*	-11.47	2.18	1.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Target-Date 2025	06-CVM	BlackRock LifePath® Index 2025 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	-15.77	3.17	5.57
Target-Date 2030	06-CVN	BlackRock LifePath® Index 2030 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	-16.41	3.78	6.29
Target-Date 2035	06-CVP	BlackRock LifePath® Index 2035 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	-17.07	4.35	6.96
Target-Date 2040	06-CVR	BlackRock LifePath® Index 2040 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	-17.65	4.84	7.56
Target-Date 2045	06-CVT	BlackRock LifePath® Index 2045 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	-18.05	5.27	8.05
Target-Date 2050	06-CVV	BlackRock LifePath® Index 2050 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	-18.33	5.45	8.32
Target-Date 2055	06-CVW	BlackRock LifePath® Index 2055 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	-18.33	5.48	8.49
Target-Date 2060	06-CVX	BlackRock LifePath® Index 2060 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	-18.32	5.48
Target-Date 2065+	06-4H3	BlackRock LifePath® Index 2065 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	-18.32
Target-Date Retirement	06-CVY	BlackRock LifePath® Index Retire K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	-15.20	2.62	4.24
Mid-Cap Growth	06-GHG	BlackRock Mid-Cap Growth Equity Instl: Class Inst Investment Adviser: BlackRock Inc	0.8	*	-37.36	7.98	13.05
Mid-Cap Growth	06-GHH	BlackRock Mid-Cap Growth Equity K: Class Retirement Investment Adviser: BlackRock Inc	0.70		-37.29	8.06
Mid-Cap Growth	06-GHJ	BlackRock Mid-Cap Growth Equity R: Class Retirement Investment Adviser: BlackRock Inc	1.3	*	-37.66	7.43	12.44
Allocation – 30% to 50% Equity	06-FRY	BlackRock Multi-Asset Income Investor A: Class A Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock Asset Management North Asia Ltd; BlackRock International Limited;BlackRock (Singapore) Limited;	0.82	*	-11.73	1.84	3.61
Allocation – 30% to 50% Equity	06-FTF	BlackRock Multi-Asset Income Portfolio K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock Asset Management North Asia Ltd; BlackRock International Limited;BlackRock (Singapore) Limited;	0.52	*	-11.54	2.15

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Global Bond	06-4PX	BlackRock Strategic Global Bond K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock International Ltd;BlackRock (Singapore) Limited;	0.5	*	-14.67	-0.20
Nontraditional Bond	06-FTG	BlackRock Strategic Income Opps Inv A: Class A Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.97	*	-5.91	1.52	2.14
Nontraditional Bond	06-FTH	BlackRock Strategic Income Opps K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59	*	-5.55	1.90
Multistrategy	06-6CG	BlackRock Systematic Multi-Strat K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock International Limited	0.85	*	-2.93
Intermediate Core-Plus Bond	06-093	BlackRock Total Return Inv A: Class A Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.74		-14.46	-0.09	1.35
Intermediate Core-Plus Bond	06-CWC	BlackRock Total Return K: Class Other Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.38		-14.14	0.27	1.74
Intermediate Core-Plus Bond	06-901	BlackRock Total Return R: Class Retirement Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	1.04	*	-14.70	-0.38	1.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Multistrategy	06-6KH	Blackstone Alternative Multi-Strategy Y: Class Inst
Investment Advisor: Blackstone Inc
Investment Subadviser: Nephila Capital Ltd;Waterfall Asset Management,
LLC;Blackstone Real Estate Special Situations Advisors LLC;D.E. Shaw
Investment Management LLC;Mariner Investment Group, LLC;Endeavour
Capital Advisors Inc;Healthcor Management LP;Two Sigma Advisers, LLC;
Caspian Capital LP;Bayview Asset Management, LLC;Emso Asset
Management Limited;Magnetar Asset Management LLC;Blackstone
Liquid Credit Strategies LLC;Melqart Asset Management (UK) Ltd.;Fir Tree
Capital Management LP;Aperture Investors, LLC;Sage Rock Capital
Management LP;Bayforest Capital Limited;TrailStone Commodity
Trading US, LLC;Jasper Capital Hong Kong Limited;Seiga Asset
Management Limited;Mesarete Capital LLP;Clear Sky Advisers LLC;
		SEVEN GRAND MANAGERS, LLC;North Reef Capital Management LP;	3.11		-4.56	0.94
Intermediate Core Bond	06-47M	BNY Mellon Bond Market Index I: Class Inst Investment Adviser: Mellon Investments Corporation	0.15	*	-13.31	-0.16	0.84
Natural Resources	06-CCY	BNY Mellon Natural Resources I: Class Inst Investment Advisor: Newton Investment Management Group Investment Subadviser: Newton Investment Management North America, LLC	0.96		34.60	13.81	9.51
Natural Resources	06-39Y	BNY Mellon Natural Resources Y: Class Inst Investment Advisor: Newton Investment Management Group Investment Subadviser: Newton Investment Management North America, LLC	0.85		34.72	13.94
Large Blend	06-3WY	BNY Mellon Sust US Equity Y: Class Inst Investment Advisor: Newton Investment Management Group Investment Subadviser: Newton Investment Management Ltd	0.67		-22.86	9.29
High Yield Bond	06-4PC	BrandywineGLOBAL Corporate Credit IS: Class Inst Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	0.50		-8.44	3.70	4.80
Large Value	06-66T	BrandywineGLOBAL Div US Large Value IS: Class Inst Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	0.7	*	-1.51	7.66	11.05
Global Bond	06-709	BrandywineGLOBAL Global Opp Bond FI: Class Other Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	0.97		-16.05	-1.73	-0.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Global Bond	06-3G3	BrandywineGLOBAL Global Opp Bond IS: Class Inst Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	0.56		-15.67	-1.34	0.34
Global Bond	06-714	BrandywineGLOBAL Global Opp Bond R: Class Retirement Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	1.25	*	-16.19	-2.01	-0.33
Relative Value Arbitrage	06-66R	Calamos Market Neutral Income R6: Class Retirement Investment Adviser: Calamos Investments	0.84		-4.12
Allocation – 50% to 70% Equity	06-4FJ	Calvert Balanced R6: Class Retirement Investment Adviser: Calvert Research and Management	0.61		-15.07
Large Growth	06-345	Calvert Equity A: Class A Investment Advisor: Atlanta Capital Management Company,LLC Investment Subadviser: Atlanta Capital Management Company,LLC	0.91		-17.58	13.62	13.85
Corporate Bond	06-340	Calvert Income A: Class A Investment Adviser: Calvert Research and Management	0.92		-15.57	0.61	1.78
Small Blend	06-516	Calvert Small-Cap A: Class A Investment Adviser: Calvert Research and Management	1.19		-16.11	6.20	10.59
Small Blend	06-4FN	Calvert Small-Cap R6: Class Retirement Investment Adviser: Calvert Research and Management	0.86		-15.83
Large Blend	06-3FX	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement Investment Adviser: Calvert Research and Management	0.19	*	-21.61	9.64
Mid-Cap Blend	06-520	Calvert VP SRI Mid Cap: Class Investment Adviser: Calvert Research and Management	0.96		-19.49	5.47	7.82
Large Blend	06-711	ClearBridge Aggressive Growth FI: Class Other Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.24		-25.60	1.83	7.67
Large Blend	06-716	ClearBridge Aggressive Growth R: Class Retirement Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.45		-25.72	1.55	7.38
Large Blend	06-712	ClearBridge Appreciation FI: Class Other Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.99		-12.63	9.39	11.47
Large Blend	06-3G6	ClearBridge Appreciation IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.56		-12.31	9.85	11.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Blend	06-717	ClearBridge Appreciation R: Class Retirement Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.27		-12.92	9.08	11.15
Foreign Large Growth	06-3XJ	ClearBridge International Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC.	0.69		-21.11
Foreign Large Value	06-GJR	ClearBridge International Value A: Class A Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.25	*	-9.72	-1.56	2.36
Foreign Large Value	06-GJT	ClearBridge International Value IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.8	*	-9.32	-1.12	2.83
Large Growth	06-GJV	ClearBridge Large Cap Growth A: Class A Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.99		-33.02	6.93	12.24
Large Growth	06-GJW	ClearBridge Large Cap Growth IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.61		-32.75	7.35
Large Growth	06-GJX	ClearBridge Large Cap Growth R: Class Retirement Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.31		-33.22	6.60	11.89
Mid-Cap Blend	06-47N	ClearBridge Mid Cap I: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.84		-25.00	5.56	9.44
Small Growth	06-64M	ClearBridge Small Cap Growth IS: Class Inst*** Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.77		-28.55	8.74	11.35
Large Blend	06-3XF	ClearBridge Sustainability Leaders IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.75	*	-20.85	12.53
Infrastructure	06-4VC	Cohen & Steers Global Infrastructure A: Class A Investment Advisor: Cohen & Steers Capital Management, Inc. Investment Subadviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;	1.24		-5.21	5.20	7.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Real Estate	06-4VF	Cohen & Steers Real Estate Securities A: Class A Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10		-26.49	5.02	8.20
Real Estate	06-3KT	Cohen & Steers Real Estate Securities Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.75		-26.23	5.40
Real Estate	06-3KV	Cohen & Steers Realty Shares L: Class Other Investment Adviser: Cohen & Steers Capital Management, Inc.	0.88	*	-24.96	5.76	7.75
Foreign Small/Mid Growth	06-693	Columbia Acorn International A: Class A Investment Adviser: Columbia Threadneedle Investments	1.23	*	-33.81	-1.46	3.19
Foreign Small/Mid Growth	06-863	Columbia Acorn International Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.98	*	-33.62	-1.21	3.43
Foreign Small/Mid Growth	06-CWF	Columbia Acorn International Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.88	*	-33.58	-1.11	3.56
Allocation – 50% to 70% Equity	06-66K	Columbia Capital Alloc Mod Agrsv A: Class A Investment Adviser: Columbia Threadneedle Investments	1.00		-18.10	3.14	6.22
Allocation – 50% to 70% Equity	06-66M	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.67		-17.82	3.49
Allocation – 70% to 85% Equity	06-66N	Columbia Capital Allocation Agrsv A: Class A Investment Adviser: Columbia Threadneedle Investments	1.01		-19.06	3.84	7.39
Allocation – 70% to 85% Equity	06-66P	Columbia Capital Allocation Agrsv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.69		-18.75	4.17
Allocation – 15% to 30% Equity	06-66C	Columbia Capital Allocation Cnsrv A: Class A Investment Adviser: Columbia Threadneedle Investments	0.92		-14.55	0.48	2.23
Allocation – 15% to 30% Equity	06-66F	Columbia Capital Allocation Cnsrv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.60		-14.22	0.81
Allocation – 50% to 70% Equity	06-66G	Columbia Capital Allocation Mod A: Class A Investment Adviser: Columbia Threadneedle Investments	0.94		-17.16	2.36	5.08
Allocation – 50% to 70% Equity	06-66J	Columbia Capital Allocation Mod Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.63		-17.01	2.68
Large Blend	06-902	Columbia Contrarian Core A: Class A Investment Adviser: Columbia Threadneedle Investments	0.97	*	-18.79	8.14	11.80
Large Blend	06-095	Columbia Contrarian Core Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.72	*	-18.57	8.42	12.08
Large Blend	06-46K	Columbia Contrarian Core Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.6	*	-18.45	8.56	12.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Value	06-903	Columbia Dividend Income A: Class A Investment Adviser: Columbia Threadneedle Investments	0.91		-5.20	9.38	11.93
Large Value	06-096	Columbia Dividend Income Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.66		-4.96	9.64	12.22
Large Value	06-4FK	Columbia Dividend Income Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.55		-4.86	9.78	12.39
Emerging Markets Bond	06-438	Columbia Emerging Markets Bond A: Class A Investment Adviser: Columbia Threadneedle Investments	1.12		-16.10	-2.02	0.52
Emerging Markets Bond	06-CWG	Columbia Emerging Markets Bond Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.68		-15.71	-1.61	0.99
Large Growth	06-67P	Columbia Integrated Large Cap Gr A: Class A Investment Adviser: Columbia Threadneedle Investments	0.8	*	-25.79	8.68
Large Growth	06-67R	Columbia Integrated Large Cap Gr Ins 3: Class Retirement Investment Adviser: Columbia Threadneedle Investments	0.4	*	-25.57	9.09
Small Growth	06-67T	Columbia Integrated Small Cap Gr A: Class A Investment Adviser: Columbia Threadneedle Investments	1.27	*	-25.82	3.50
Mid-Cap Blend	06-334	Columbia Mid Cap Index A: Class No Load Investment Adviser: Columbia Threadneedle Investments	0.45	*	-13.49	6.19	10.26
Foreign Large Value	06-FTM	Columbia Overseas Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.16	*	-6.25	0.98
Foreign Large Value	06-FTN	Columbia Overseas Value Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.91	*	-6.08	1.23
Foreign Large Value	06-FTP	Columbia Overseas Value Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.77	*	-5.88	1.36
Intermediate Core-Plus Bond	06-914	Columbia Quality Income A: Class A Investment Adviser: Columbia Threadneedle Investments	0.89		-17.10	-1.08	0.45
Intermediate Core-Plus Bond	06-947	Columbia Quality Income Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.64		-16.87	-0.81	0.72
Intermediate Core-Plus Bond	06-FTT	Columbia Quality Income Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.51		-16.78	-0.67
Global Large-Stock Growth	06-4NM	Columbia Select Global Equity Advisor: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.99		-27.98
Large Growth	06-4GF	Columbia Select Large Cap Growth Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.66	*	-31.94	7.65	11.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Value	06-912	Columbia Select Large Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	0.8	*	-1.08	8.05	11.82
Large Value	06-099	Columbia Select Large Cap Value Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.55	*	-0.81	8.32	12.11
Large Value	06-4GG	Columbia Select Large Cap Value Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.42	*	-0.71	8.43
Mid-Cap Growth	06-64V	Columbia Select Mid Cap Gro Fd A: Class A Investment Adviser: Columbia Threadneedle Investments	1.13		-31.43	6.51	9.67
Mid-Cap Value	06-911	Columbia Select Mid Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.13		-9.45	7.65	10.36
Mid-Cap Value	06-098	Columbia Select Mid Cap Value Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.88		-9.14	7.94	10.64
Mid-Cap Value	06-64W	Columbia Select Mid Cap Value Instl 3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.73	*	-9.02	8.10	10.82
Small Value	06-913	Columbia Select Small Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.28		-15.37	4.54	9.04
Small Value	06-946	Columbia Select Small Cap Value Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	1.03		-15.16	4.80	9.31
Technology	06-441	Columbia Seligman Tech & Info A: Class A Investment Adviser: Columbia Threadneedle Investments	1.18		-31.23	14.37	17.78
Technology	06-869	Columbia Seligman Tech & Info Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.93		-31.07	14.66	18.07
Technology	06-FTR	Columbia Seligman Tech & Info Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.85		-31.01	14.76
Small Blend	06-336	Columbia Small Cap Index A: Class No Load Investment Adviser: Columbia Threadneedle Investments	0.45		-16.52	5.38	10.29
Small Value	06-4YY	Columbia Small Cap Value I Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.86		-8.48	5.02	9.75
Small Value	06-64X	Columbia Small Cap Value II A: Class A Investment Adviser: Columbia Threadneedle Investments	1.27	*	-13.84	4.62	9.23
Intermediate Core-Plus Bond	06-64Y	Columbia Total Return Bond A: Class A Investment Adviser: Columbia Threadneedle Investments	0.74	*	-17.69	0.13	1.12
Intermediate Core-Plus Bond	06-67N	Columbia Total Return Bond Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.49	*	-17.49	0.38	1.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid-Cap Blend	06-551	CRM Mid Cap Value Inv: Class Inv Investment Adviser: Cramer Rosenthal McGlynn LLC	1.15		-9.37	8.41	10.98
Small Blend	06-552	CRM Small Cap Value Inv: Class Inv Investment Adviser: Cramer Rosenthal McGlynn LLC	1.17		-6.31	2.39	8.42
Equity Energy	06-CGP	Delaware Climate Solutions R: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.49	*	40.90	-3.61	-1.74
Equity Energy	06-CGR	Delaware Climate Solutions Y: Class Inst Investment Advisor: Ivy Investment Management Company Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.24	*	41.18	-3.26	-1.40
Diversified Emerging Mkts	06-3YK	Delaware Emerging Markets R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.14	*	-28.61	-1.84
Global Allocation	06-007	Delaware Ivy Asset Strategy Fund Cl R: Class Retirement Investment Advisor: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.46		-13.71	4.81	4.17
Global Allocation	06-008	Delaware Ivy Asset Strategy Fund Cl Y: Class Inst Investment Advisor: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11		-13.42	5.17	4.54
Allocation – 50% to 70% Equity	06-009	Delaware Ivy Balanced Fund Class R: Class Retirement Investment Advisor: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.34	*	-16.37	5.27	6.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Allocation – 50% to 70% Equity	06-CXY	Delaware Ivy Balanced Fund Class R6: Class Retirement Investment Advisor: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70		-15.79	6.05
Allocation – 50% to 70% Equity	06-010	Delaware Ivy Balanced Fund Class Y: Class Inst Investment Advisor: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.07	*	-16.09	5.65	7.02
High Yield Bond	06-011	Delaware Ivy High Income Fund Class R: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	1.25	*	-11.68	1.14	3.11
High Yield Bond	06-GMF	Delaware Ivy High Income Fund Class R6: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	0.60		-11.08	1.88
High Yield Bond	06-012	Delaware Ivy High Income Fund Class Y: Class Inst Investment Advisor: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	0.99		-11.42	1.51	3.48
Mid-Cap Growth	06-3VY	Delaware Ivy Mid Cap Growth R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.79	*	-30.45	10.99
Technology	06-CGT	Delaware Ivy Science and Technology R: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.55		-32.64	8.23	11.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Technology	06-GMG	Delaware Ivy Science and Technology R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.81		-32.14	9.03
Technology	06-CGV	Delaware Ivy Science and Technology Y: Class Inst Investment Advisor: Macquarie Asset Management Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.20		-32.41	8.64	12.14
Small Blend	06-FPP	Delaware Ivy Smid Cap Core Fund Class R: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.39	*	-15.24	3.77	8.76
Small Blend	06-FNR	Delaware Ivy Smid Cap Core Fund Class R6: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.89	*	-14.63	4.54
Small Blend	06-FPF	Delaware Ivy Smid Cap Core Fund Class Y: Class Inst Investment Advisor: Ivy Investment Management Company Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.14	*	-15.00	4.11	9.12
Diversified Emerging Mkts	06-3XY	Delaware Ivy Systematic Em Mkts Eq R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.76	*	-26.97	-1.12
Small Blend	06-3GP	Delaware Small Cap Core R6: Class Retirement*** Investment Advisor: Macquarie Asset Management Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.69		-15.80	6.03
Small Value	06-3CN	Delaware Small Cap Value R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.69		-12.06	4.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Commodities Broad Basket	06-GKJ	DFA Commodity Strategy Institutional: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.31		11.41	6.14	-0.72
Diversified Emerging Mkts	06-3CV	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.45		-18.05
Diversified Emerging Mkts	06-3F9	DFA Emerging Markets Core Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.39		-16.40	-0.19	2.24
Diversified Emerging Mkts	06-CWJ	DFA Emerging Markets I: Class Inst Investment Advisor: DFA Australia Limited Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.36	*	-16.88	-0.55	1.79
Diversified Emerging Mkts	06-988	DFA Emerging Markets Value R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.7	*	-10.96	-0.34	1.52
Global Bond-USD Hedged	06-3C4	DFA Five-Year Global Fixed-Income I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.24		-6.63	-0.15	0.69
Allocation – 15% to 30% Equity	06-CWK	DFA Global Allocation 25/75 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.23	*	-8.05	2.34	3.13
Allocation – 15% to 30% Equity	06-989	DFA Global Allocation 25/75 R2: Class Retirement Investment Adviser: Dimensional Fund Advisors LP	0.48	*	-8.17	2.11	2.85
Allocation – 50% to 70% Equity	06-CWM	DFA Global Allocation 60/40 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.25	*	-12.08	4.25	6.12
Allocation – 50% to 70% Equity	06-991	DFA Global Allocation 60/40 R2: Class Retirement Investment Adviser: Dimensional Fund Advisors LP	0.5	*	-12.31	4.00	5.87
Global Large-Stock Blend	06-CWN	DFA Global Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.25	*	-14.70	5.99	9.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Global Large-Stock Blend	06-992	DFA Global Equity R2: Class Retirement Investment Adviser: Dimensional Fund Advisors LP	0.5	*	-14.90	5.72	8.99
Global Real Estate	06-3CW	DFA Global Real Estate Securities Port: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.24	*	-23.83	2.42	5.13
Inflation-Protected Bond	06-GKK	DFA Inflation-Protected Securities I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.11		-12.22	2.06	1.04
Intermediate Government	06-4FV	DFA Intermediate Govt Fixed-Income I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.12		-13.12	-0.13	0.59
Corporate Bond	06-4NH	DFA Intermediate-Term Extnd Qlty I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.20		-16.28	0.07	1.50
Foreign Large Blend	06-CWP	DFA International Core Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.24		-13.48	1.30	5.24
Foreign Small/Mid Blend	06-CWR	DFA International Small Company I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.39		-17.12	0.70	6.08
Foreign Large Value	06-993	DFA International Value R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.53	*	-3.57	1.12	4.36
Foreign Large Blend	06-3C7	DFA Intl Sustainability Core 1: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.24		-17.68	1.57	4.98
Intermediate Core Bond	06-CWT	DFA Investment Grade I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.20		-12.92	0.41	1.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Large Blend	06-6HT	DFA Large Cap International I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.18		-13.03	2.14	4.79
Real Estate	06-CWV	DFA Real Estate Securities I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	-24.96	4.67	7.04
Short-Term Bond	06-4NG	DFA Short-Term Extended Quality I: Class Inst** Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19		-5.18	0.41	0.93
Large Blend	06-4NF	DFA US Core Equity 1 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.14		-15.01	8.66	12.09
Large Growth	06-CWW	DFA US Large Cap Growth Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		-15.56	11.06	13.53
Large Value	06-3C3	DFA US Large Cap Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	*	-5.78	5.86	10.86
Large Blend	06-CWX	DFA US Large Company I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.08	*	-18.19	9.36	12.49
Small Blend	06-3YM	DFA US Micro Cap I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.41		-12.46	5.85	10.32
Small Growth	06-CWY	DFA US Small Cap Growth Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.32		-17.77	6.45	10.54
Small Blend	06-GFK	DFA US Small Cap I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.27		-13.53	5.84	10.14
Small Value	06-4NC	DFA US Small Cap Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.30		-3.52	6.70	9.95
Large Blend	06-3C6	DFA US Sustainability Core 1: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		-17.84	9.41	12.44
Small Value	06-CXC	DFA US Targeted Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.29		-4.62	7.04	10.49
Small Value	06-994	DFA US Targeted Value R2: Class Retirement Investment Adviser: Dimensional Fund Advisors LP	0.54		-4.84	6.79	10.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Global Bond-USD Hedged	06-CXF	DFA World ex US Government Fxd Inc I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.2	*	-18.94	-1.62	1.06
Target-Date 2000-2010	06-3PK	Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.19	*	-11.64	3.28
Target-Date 2015	06-3PM	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	-14.74	3.16
Target-Date 2020	06-3PN	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.19	*	-17.60	2.93
Target-Date 2025	06-3PP	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.19	*	-20.93	2.93
Target-Date 2030	06-3PR	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.21	*	-22.29	3.28
Target-Date 2035	06-3PT	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	*	-20.93	3.76
Target-Date 2040	06-3PV	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.23	*	-16.18	4.51
Target-Date 2045	06-3PW	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.23	*	-14.14	5.75
Target-Date 2050	06-3PX	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.23	*	-15.23	5.93
Target-Date 2055	06-3PY	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.23	*	-15.30	5.95
Target-Date 2060	06-3R3	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.23	*	-15.26	5.95
Target-Date Retirement	06-3R4	Dimensional Retirement Income Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.19	*	-9.35	2.68
Diversified Emerging Mkts	06-6J4	Driehaus Emerging Markets Growth Instl: Class Inst Investment Adviser: Driehaus Capital Management LLC	1.08		-22.35	0.53
Large Value	06-FNF	DWS CROCI US A: Class A Investment Adviser: DWS Americas	0.98		-15.83	1.75
Large Value	06-FNG	DWS CROCI US S: Class S Investment Adviser: DWS Americas	0.67		-15.47	2.10

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Diversified Emerging Mkts	06-3VN	DWS Emerging Markets Equity A: Class A Investment Advisor: DWS Americas Investment Subadviser: DWS Investments Hong Kong Limited	1.19	*	-21.80	-3.15	0.83
Diversified Emerging Mkts	06-3VJ	DWS Emerging Markets Equity R6: Class Retirement Investment Advisor: DWS Americas Investment Subadviser: DWS Investments Hong Kong Limited	0.94		-21.55
Diversified Emerging Mkts	06-3VP	DWS Emerging Markets Equity S: Class S Investment Advisor: DWS Americas Investment Subadviser: DWS Investments Hong Kong Limited	1.02	*	-21.65	-2.98	1.04
Commodities Broad Basket	06-916	DWS Enhanced Commodity Strategy A: Class A Investment Adviser: DWS Americas	1.22	*	9.18	4.53	0.02
Commodities Broad Basket	06-608	DWS Enhanced Commodity Strategy S: Class S Investment Adviser: DWS Americas	1.02	*	9.52	4.77	0.22
Large Blend	06-622	DWS ESG Core Equity A: Class A Investment Adviser: DWS Americas	0.8	*	-15.78	6.36	10.14
Large Blend	06-632	DWS ESG Core Equity S: Class S Investment Adviser: DWS Americas	0.55	*	-15.52	6.64	10.41
Intermediate Government	06-FPY	DWS GNMA A: Class A Investment Adviser: DWS Americas	0.78		-12.03	-0.95	-0.14
Intermediate Government	06-FRC	DWS GNMA S: Class S Investment Adviser: DWS Americas	0.57		-11.82	-0.72	0.10
Infrastructure	06-917	DWS RREEF Global Infrastructure A: Class A Investment Advisor: DWS Americas Investment Subadviser: RREEF America L.L.C.	1.28	*	-7.97	4.35	6.09
Infrastructure	06-614	DWS RREEF Global Infrastructure S: Class S Investment Advisor: DWS Americas Investment Subadviser: RREEF America L.L.C.	1.13	*	-7.76	4.53	6.28
Global Allocation	06-621	DWS RREEF Real Assets A: Class A Investment Advisor: DWS Americas Investment Subadviser: RREEF America L.L.C.	1.22	*	-9.89	5.80	4.02
Global Allocation	06-631	DWS RREEF Real Assets S: Class S Investment Advisor: DWS Americas Investment Subadviser: RREEF America L.L.C.	1.07	*	-9.71	5.97	4.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Real Estate	06-613	DWS RREEF Real Estate Securities A: Class A Investment Advisor: DWS Americas Investment Subadviser: RREEF America L.L.C.	0.97		-27.63	4.03	6.35
Real Estate	06-CWH	DWS RREEF Real Estate Securities R6: Class Retirement Investment Advisor: DWS Americas Investment Subadviser: RREEF America L.L.C.	0.52		-27.27	4.50
Real Estate	06-617	DWS RREEF Real Estate Securities S: Class S Investment Advisor: DWS Americas Investment Subadviser: RREEF America L.L.C.	0.77		-27.41	4.27	6.61
Small Blend	06-GGK	DWS Small Cap Core A: Class A Investment Adviser: DWS Americas	1.19		-13.76	7.65	11.01
Small Blend	06-GGM	DWS Small Cap Core S: Class S Investment Adviser: DWS Americas	0.95		-13.53	7.89	11.27
Corporate Bond	06-4NJ	Federated Hermes Corporate Bond R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.59	*	-14.31	0.79
High Yield Bond	06-3GV	Federated Hermes Instl High Yield Bd R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.49	*	-11.47	1.90
Foreign Large Blend	06-CHH	Federated Hermes International Equity A: Class A Investment Advisor: Federated Hermes, Inc. Investment Subadviser: Polaris Capital Management, LLC	1.19	*	-22.59	1.56	5.90
Foreign Large Blend	06-CHJ	Federated Hermes International Equity IS: Class Inst Investment Advisor: Federated Hermes, Inc. Investment Subadviser: Polaris Capital Management, LLC	0.94	*	-22.38	1.82	6.19
Foreign Large Blend	06-065	Federated Hermes International Leaders A: Class A Investment Adviser: Federated Hermes, Inc.	1.23	*	-9.04	1.98	4.99
Foreign Large Blend	06-049	Federated Hermes Intl Leaders IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.97	*	-8.83	2.24	5.26
Foreign Large Blend	06-GKN	Federated Hermes Intl Leaders R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.92	*	-8.77	2.30
Large Growth	06-066	Federated Hermes Kaufmann Large Cap A: Class A Investment Advisor: Federated Hermes, Inc. Investment Subadviser: Federated Global Investment Management Corp	1.09	*	-30.00	7.00	10.99
Large Growth	06-050	Federated Hermes Kaufmann Large Cap IS: Class Inst Investment Advisor: Federated Hermes, Inc. Investment Subadviser: Federated Global Investment Management Corp	0.84	*	-29.81	7.27	11.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Growth	06-CXG	Federated Hermes Kaufmann Large Cap R6: Class Retirement Investment Advisor: Federated Hermes, Inc. Investment Subadviser: Federated Global Investment Management Corp	0.78	*	-29.77	7.33
Small Growth	06-4PW	Federated Hermes Kaufmann Small Cap IS: Class Inst Investment Advisor: Federated Hermes, Inc. Investment Subadviser: Federated Global Investment Management Corp	0.9	*	-31.09	8.12
Large Blend	06-067	Federated Hermes MDT All Cap Core A: Class A Investment Adviser: Federated Hermes, Inc.	1.05	*	-14.29	10.89	13.12
Large Blend	06-051	Federated Hermes MDT All Cap Core IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.75	*	-14.03	11.22	13.45
Small Blend	06-4FR	Federated Hermes MDT Small Cap Core A: Class A Investment Adviser: Federated Hermes, Inc.	1.14	*	-23.27	3.86	10.52
Small Blend	06-4FT	Federated Hermes MDT Small Cap Core IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.89	*	-23.11	4.11	10.81
Small Blend	06-3MG	Federated Hermes MDT Small Cap Core R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.88	*	-23.09	4.12
Small Growth	06-FTW	Federated Hermes MDT Small Cap Growth A: Class A Investment Adviser: Federated Hermes, Inc.	1.14	*	-28.43	4.22	10.60
Small Growth	06-FTV	Federated Hermes MDT Small Cap Growth IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.89	*	-28.26	4.48	10.88
Small Growth	06-FTX	Federated Hermes MDT Small Cap Growth R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.88	*	-28.26	4.50
High Yield Bond	06-788	Federated Hermes Opportunistic HY Bd IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.73	*	-11.90	2.35
High Yield Bond	06-GKM	Federated Hermes Opportunistic HY Bd R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.72	*	-12.02	2.33
High Yield Bond	06-918	Federated Hermes Opportunistic HY Bd Svc: Class Inst Investment Adviser: Federated Hermes, Inc.	0.98	*	-12.25	2.09	4.38
Intermediate Core-Plus Bond	06-6GY	Federated Hermes Total Return Bond R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.38	*	-12.40	0.90
Target-Date 2000-2010	06-GHK	Fidelity Advisor Freedom® 2005 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.37		-11.70	2.07
Target-Date 2000-2010	06-CCH	Fidelity Advisor Freedom® 2010 I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.49		-13.23	2.39	4.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Target-Date 2000-2010	06-195	Fidelity Advisor Freedom® 2010 M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	0.99	-13.64	1.89	3.95
Target-Date 2000-2010	06-GHM	Fidelity Advisor Freedom® 2010 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.38	-13.15	2.53
Target-Date 2015	06-CCJ	Fidelity Advisor Freedom® 2015 I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.54	-14.63	2.81	4.99
Target-Date 2015	06-101	Fidelity Advisor Freedom® 2015 M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	1.04	-15.08	2.28	4.47
Target-Date 2015	06-GHN	Fidelity Advisor Freedom® 2015 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.40	-14.54	2.94
Target-Date 2020	06-CCK	Fidelity Advisor Freedom® 2020 I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.58	-16.11	3.14	5.45
Target-Date 2020	06-102	Fidelity Advisor Freedom® 2020 M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	1.08	-16.47	2.63	4.93
Target-Date 2020	06-GHP	Fidelity Advisor Freedom® 2020 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.42	-15.99	3.30
Target-Date 2025	06-CCM	Fidelity Advisor Freedom® 2025 I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.62	-16.73	3.48	6.09
Target-Date 2025	06-103	Fidelity Advisor Freedom® 2025 M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	1.12	-17.15	2.98	5.56
Target-Date 2025	06-GHR	Fidelity Advisor Freedom® 2025 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.44	-16.57	3.70
Target-Date 2030	06-CCN	Fidelity Advisor Freedom® 2030 I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.66	-16.94	4.05	6.82
Target-Date 2030	06-106	Fidelity Advisor Freedom® 2030 M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	1.16	-17.36	3.52	6.29
Target-Date 2030	06-GHT	Fidelity Advisor Freedom® 2030 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.46	-16.79	4.26
Target-Date 2035	06-CCP	Fidelity Advisor Freedom® 2035 I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.71	-17.68	4.82	7.69
Target-Date 2035	06-107	Fidelity Advisor Freedom® 2035 M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	1.21	-18.10	4.29	7.15
Target-Date 2035	06-GHV	Fidelity Advisor Freedom® 2035 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.48	-17.47	5.06
Target-Date 2040	06-CCR	Fidelity Advisor Freedom® 2040 I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.75	-18.27	5.27	7.96

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Target-Date 2040	06-108	Fidelity Advisor Freedom® 2040 M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	1.25	-18.71	4.74	7.42
Target-Date 2040	06-GHW	Fidelity Advisor Freedom® 2040 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.50	-18.10	5.52
Target-Date 2045	06-CCT	Fidelity Advisor Freedom® 2045 I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.75	-18.32	5.26	8.02
Target-Date 2045	06-284	Fidelity Advisor Freedom® 2045 M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	1.25	-18.68	4.75	7.49
Target-Date 2045	06-GHX	Fidelity Advisor Freedom® 2045 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.50	-18.08	5.53
Target-Date 2050	06-CCV	Fidelity Advisor Freedom® 2050 I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.75	-18.35	5.25	8.04
Target-Date 2050	06-286	Fidelity Advisor Freedom® 2050 M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	1.25	-18.71	4.75	7.51
Target-Date 2050	06-GHY	Fidelity Advisor Freedom® 2050 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.50	-18.11	5.52
Target-Date 2055	06-CCW	Fidelity Advisor Freedom® 2055 I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.75	-18.29	5.27	8.12
Target-Date 2055	06-394	Fidelity Advisor Freedom® 2055 M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	1.25	-18.68	4.75	7.57
Target-Date 2055	06-GJC	Fidelity Advisor Freedom® 2055 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.50	-18.11	5.53
Target-Date 2060	06-CCX	Fidelity Advisor Freedom® 2060 I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.75	-18.29	5.25
Target-Date 2060	06-CHG	Fidelity Advisor Freedom® 2060 M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	1.25	-18.71	4.72
Target-Date 2060	06-GJF	Fidelity Advisor Freedom® 2060 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.50	-18.13	5.51
Target-Date 2065+	06-63P	Fidelity Advisor Freedom® 2065 I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.75	-18.32
Target-Date 2065+	06-63V	Fidelity Advisor Freedom® 2065 M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	1.25	-18.64
Target-Date 2065+	06-63Y	Fidelity Advisor Freedom® 2065 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.50	-18.12
Target-Date 2015	06-46H	Fidelity Advisor Freedom® Blend 2015 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.23	-14.93

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Target-Date 2020	06-43N	Fidelity Advisor Freedom® Blend 2020 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.24	-16.42
Target-Date 2025	06-43P	Fidelity Advisor Freedom® Blend 2025 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.25	-17.14
Target-Date 2030	06-43R	Fidelity Advisor Freedom® Blend 2030 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.26	-17.36
Target-Date 2035	06-43T	Fidelity Advisor Freedom® Blend 2035 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.28	-18.22
Target-Date 2040	06-43V	Fidelity Advisor Freedom® Blend 2040 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	-18.91
Target-Date 2045	06-43W	Fidelity Advisor Freedom® Blend 2045 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	-18.95
Target-Date 2050	06-43X	Fidelity Advisor Freedom® Blend 2050 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	-18.94
Target-Date 2055	06-43Y	Fidelity Advisor Freedom® Blend 2055 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	-18.95
Target-Date 2060	06-44C	Fidelity Advisor Freedom® Blend 2060 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	-18.86
Target-Date 2065+	06-64C	Fidelity Advisor Freedom® Blend 2065 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	-18.85
Target-Date Retirement	06-44F	Fidelity Advisor Freedom® Blend Inc Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.21	-11.49
Target-Date Retirement	06-CCG	Fidelity Advisor Freedom® Income I: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.47	-11.39	1.66	2.88
Target-Date Retirement	06-111	Fidelity Advisor Freedom® Income M: Class M Investment Adviser: FMR Co., Inc. (FMRC)	0.97	-11.87	1.14	2.36
Target-Date Retirement	06-GJG	Fidelity Advisor Freedom® Income Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.37	-11.31	1.77
Allocation – 50% to 70% Equity	06-FTY	Fidelity Advisor® Balanced I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.56	-18.25	7.06	8.85

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Allocation – 50% to 70% Equity	06-FVC	Fidelity Advisor® Balanced M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.06	-18.68	6.51	8.31
Allocation – 50% to 70% Equity	06-FVF	Fidelity Advisor® Balanced Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45	-18.15	7.19
China Region	06-4N6	Fidelity Advisor® China Region Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.80	-23.77
Foreign Large Growth	06-280	Fidelity Advisor® Diversified Intl M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	1.42	-24.11	2.00	5.41
Foreign Large Growth	06-FVG	Fidelity Advisor® Diversified Intl Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.76	-23.58	2.69
Large Growth	06-028	Fidelity Advisor® Diversified Stock I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.59	-19.91	9.62	11.97
Large Growth	06-045	Fidelity Advisor® Diversified Stock M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.12	-20.37	9.02	11.32

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Growth	06-FVH	Fidelity Advisor® Diversified Stock Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.48	-19.82	9.76
Large Value	06-255	Fidelity Advisor® Dividend Growth M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.07	-12.37	6.07	9.48
Equity Energy	06-34W	Fidelity Advisor® Energy I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.76	62.41	7.04	4.66
Equity Energy	06-34X	Fidelity Advisor® Energy M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.31	61.49	6.43	4.09
Large Growth	06-120	Fidelity Advisor® Equity Growth M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21	-24.81	11.77	14.12
Large Value	06-260	Fidelity Advisor® Equity Income M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.14	-1.58	6.53	8.99
Large Value	06-265	Fidelity Advisor® Growth & Income M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.16	-5.53	8.20	10.89

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Growth	06-125	Fidelity Advisor® Growth Opps M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.28	-38.56	12.84	14.56
Large Growth	06-4RH	Fidelity Advisor® Growth Opps Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.67	-38.18	13.54
Industrials	06-4G3	Fidelity Advisor® Industrials Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.63	-10.27
Foreign Large Growth	06-155	Fidelity Advisor® Intl Capital App M: Class M Investment Advisor: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	1.49	-26.94	2.60	6.50
Foreign Large Growth	06-FVJ	Fidelity Advisor® Intl Capital App Z: Class Inst Investment Advisor: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.85	-26.45	3.27
Global Real Estate	06-4G4	Fidelity Advisor® Intl Real Estate Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.79	-26.60

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Small/Mid Blend	06-4XH	Fidelity Advisor® Intl Small Cap Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.89		-16.53
Intermediate Core Bond	06-6JF	Fidelity Advisor® Investment Gr Bd Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.36	*	-13.38
Large Blend	06-232	Fidelity Advisor® Leveraged Co Stk A: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.04		-23.42	6.07	8.81
Large Blend	06-233	Fidelity Advisor® Leveraged Co Stk M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29		-23.59	5.81	8.55
Mid-Cap Value	06-3HN	Fidelity Advisor® Mid Cap Value Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45		-10.41	4.09
Large Growth	06-295	Fidelity Advisor® New Insights A: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.93		-27.48	6.58	10.72
Large Growth	06-166	Fidelity Advisor® New Insights M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.18		-27.64	6.32	10.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Growth	06-FVK	Fidelity Advisor® New Insights Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.56	-27.21	6.99
Foreign Large Growth	06-165	Fidelity Advisor® Overseas M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	1.57	-24.77	1.94	5.15
Real Estate	06-047	Fidelity Advisor® Real Estate I: Class Inst Investment Advisor: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.86	-27.96	1.45	4.88
Real Estate	06-GKP	Fidelity Advisor® Real Estate Income I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.71	-14.58	3.32	5.22
Real Estate	06-391	Fidelity Advisor® Real Estate M: Class M Investment Advisor: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29	-28.25	0.99	4.39
Small Blend	06-393	Fidelity Advisor® Small Cap A: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.22	-20.70	6.04	9.39
Small Blend	06-275	Fidelity Advisor® Small Cap M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.46	-20.91	5.79	9.14

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Small Value	06-4TT	Fidelity Advisor® Small Cap Value Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.87	-13.07
Large Growth	06-841	Fidelity Advisor® Stock Sel All Cp M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21	-19.99	7.78	11.19
Mid-Cap Blend	06-270	Fidelity Advisor® Stock Selec Mid Cp M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29	-14.31	6.79	9.69
Allocation – 70% to 85% Equity	06-026	Fidelity Advisor® Strategic Div & Inc® I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.72	-9.90	6.86	8.80
Allocation – 70% to 85% Equity	06-043	Fidelity Advisor® Strategic Div & Inc® M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.22	-10.40	6.32	8.24
Multisector Bond	06-110	Fidelity Advisor® Strategic Income A: Class A Investment Advisor: Fidelity Management and Research Company Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.97	-11.28	1.14	2.33
Technology	06-4N4	Fidelity Advisor® Technology Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.59	-35.91

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Core-Plus Bond	06-027	Fidelity Advisor® Total Bond I: Class Inst Investment Advisor: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.50		-12.88	0.70	1.72
Intermediate Core-Plus Bond	06-044	Fidelity Advisor® Total Bond M: Class M Investment Advisor: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.75		-13.17	0.45	1.46
Intermediate Core-Plus Bond	06-FVM	Fidelity Advisor® Total Bond Z: Class Inst Investment Advisor: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.36	*	-12.83	0.84
Mid-Cap Value	06-322	Fidelity Advisor® Value A: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.15		-9.38	7.62	10.50
Mid-Cap Value	06-323	Fidelity Advisor® Value M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.40		-9.60	7.34	10.21
Target-Date 2000-2010	06-6HV	Fidelity Freedom® Index 2005 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08		-11.55	2.05
Target-Date 2000-2010	06-4C3	Fidelity Freedom® Index 2005 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12		-11.52	2.01	3.41
Target-Date 2000-2010	06-67X	Fidelity Freedom® Index 2005 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06		-11.46
Target-Date 2000-2010	06-6H7	Fidelity Freedom® Index 2010 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08		-12.99	2.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Target-Date 2000-2010	06-49Y	Fidelity Freedom® Index 2010 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-12.96	2.42	4.17
Target-Date 2000-2010	06-67Y	Fidelity Freedom® Index 2010 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-12.96
Target-Date 2015	06-6H9	Fidelity Freedom® Index 2015 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	-14.46	2.85
Target-Date 2015	06-4C4	Fidelity Freedom® Index 2015 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-14.42	2.81	4.72
Target-Date 2015	06-69C	Fidelity Freedom® Index 2015 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-14.38
Target-Date 2020	06-6HW	Fidelity Freedom® Index 2020 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	-15.88	3.17
Target-Date 2020	06-4C6	Fidelity Freedom® Index 2020 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-15.96	3.13	5.18
Target-Date 2020	06-69F	Fidelity Freedom® Index 2020 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-15.92
Target-Date 2025	06-6HC	Fidelity Freedom® Index 2025 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	-16.58	3.51
Target-Date 2025	06-4C7	Fidelity Freedom® Index 2025 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-16.56	3.47	5.84
Target-Date 2025	06-69G	Fidelity Freedom® Index 2025 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-16.56
Target-Date 2030	06-6HF	Fidelity Freedom® Index 2030 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	-16.83	4.04
Target-Date 2030	06-4C9	Fidelity Freedom® Index 2030 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-16.82	3.99	6.60
Target-Date 2030	06-69H	Fidelity Freedom® Index 2030 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-16.77
Target-Date 2035	06-6HG	Fidelity Freedom® Index 2035 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	-17.57	4.80
Target-Date 2035	06-4CC	Fidelity Freedom® Index 2035 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-17.60	4.74	7.50
Target-Date 2035	06-69J	Fidelity Freedom® Index 2035 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-17.55
Target-Date 2040	06-6HH	Fidelity Freedom® Index 2040 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	-18.17	5.29

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Target-Date 2040	06-4CF	Fidelity Freedom® Index 2040 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-18.19	5.25	7.81
Target-Date 2040	06-69K	Fidelity Freedom® Index 2040 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-18.16
Target-Date 2045	06-6HJ	Fidelity Freedom® Index 2045 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	-18.20	5.29
Target-Date 2045	06-4CG	Fidelity Freedom® Index 2045 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-18.24	5.24	7.85
Target-Date 2045	06-69M	Fidelity Freedom® Index 2045 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-18.15
Target-Date 2050	06-6HK	Fidelity Freedom® Index 2050 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	-18.22	5.29
Target-Date 2050	06-4CH	Fidelity Freedom® Index 2050 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-18.24	5.24	7.87
Target-Date 2050	06-69N	Fidelity Freedom® Index 2050 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-18.17
Target-Date 2055	06-6HM	Fidelity Freedom® Index 2055 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	-18.18	5.29
Target-Date 2055	06-4CJ	Fidelity Freedom® Index 2055 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-18.22	5.24	7.95
Target-Date 2055	06-69P	Fidelity Freedom® Index 2055 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-18.18
Target-Date 2060	06-6HN	Fidelity Freedom® Index 2060 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	-18.22	5.29
Target-Date 2060	06-4CK	Fidelity Freedom® Index 2060 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-18.20	5.24
Target-Date 2060	06-69R	Fidelity Freedom® Index 2060 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-18.20
Target-Date 2065+	06-6HP	Fidelity Freedom® Index 2065 Instl Prm: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	-18.18
Target-Date 2065+	06-4F3	Fidelity Freedom® Index 2065 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-18.22
Target-Date 2065+	06-69T	Fidelity Freedom® Index 2065 Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-18.24
Target-Date Retirement	06-6H6	Fidelity Freedom® Index Inc Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	-11.08	1.75

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Target-Date Retirement	06-4F4	Fidelity Freedom® Index Income Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	-11.10	1.71	2.55
Target-Date Retirement	06-67W	Fidelity Freedom® Index Income Premier: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.06	-11.07
Large Blend	06-3HR	Fidelity® 500 Index: Class Other Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.02	-18.13	9.41	12.55
Large Growth	06-6FN	Fidelity® Blue Chip Growth K6: Class Retirement Investment Advisor: Fidelity Management Trust Company Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45	-37.84	10.63
Large Growth	06-6HR	Fidelity® Contrafund® K6: Class Retirement Investment Advisor: Fidelity Management Trust Company Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45	-27.12	8.70
Diversified Emerging Mkts	06-3WN	Fidelity® Emerging Markets Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.08	-20.07	-1.61	1.31
Mid-Cap Growth	06-3WJ	Fidelity® Extended Market Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.04	-26.43	4.87	9.62
Inflation-Protected Bond	06-3WK	Fidelity® Inflation-Prot Bd Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.05	-12.05	1.99	1.05
Foreign Large Blend	06-3HX	Fidelity® International Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.04	-14.24	1.75	4.73
Foreign Large Blend	06-4H6	Fidelity® Intl Sustainability Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.20	-18.88	0.73
Large Growth	06-4RK	Fidelity® Large Cap Growth Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.04	-29.17	10.91

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Value	06-4RJ	Fidelity® Large Cap Value Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.04		-7.57	6.66
Mid-Cap Blend	06-3HW	Fidelity® Mid Cap Index: Class No Load Investment Advisor: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.03		-17.28	7.10	10.95
Allocation – 70% to 85% Equity	06-4N3	Fidelity® Multi-Asset Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC	0.11	*	-18.05	5.44	8.40
Real Estate	06-3WP	Fidelity® Real Estate Index: Class No Load Investment Advisor: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.07		-26.12	1.66	5.27
Small Blend	06-3HV	Fidelity® Small Cap Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.03		-20.27	4.22	9.17
Intermediate Core Bond	06-4H4	Fidelity® Sustainability Bond Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.10		-12.89
Foreign Large Blend	06-3WH	Fidelity® Total International Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.06		-16.28	0.96
Large Blend	06-3MR	Fidelity® Total Market Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.02		-19.51	8.66	12.04
Large Blend	06-3X3	Fidelity® U.S. Sustainability Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.11		-20.27	9.63
Intermediate Core Bond	06-3HT	Fidelity® US Bond Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.03		-13.03	-0.02	1.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Allocation – 50% to 70% Equity	06-230	Fidelity® VIP Asset Manager Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.59	-14.94	3.75	5.66
Large Growth	06-245	Fidelity® VIP Contrafund Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.60	-26.31	8.66	11.43
Large Value	06-205	Fidelity® VIP Equity-Income Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.51	-4.96	8.16	10.19
Large Growth	06-210	Fidelity® VIP Growth Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.61	-24.46	12.42	14.81
High Yield Bond	06-215	Fidelity® VIP High Income Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.67	-11.37	1.10	2.97
Foreign Large Growth	06-220	Fidelity® VIP Overseas Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;	0.77	-24.48	2.61	5.74
Global Allocation	06-3VC	First Eagle Global R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	0.78	-6.19	4.90
Foreign Large Blend	06-3VF	First Eagle Overseas R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	0.79	-7.78	2.07
Large Growth	06-3RY	Franklin DynaTech R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.46	-40.07	8.62

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Value	06-3T3	Franklin Equity Income R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.51	*	-6.51	8.44
Large Growth	06-CMX	Franklin Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.54		-24.89	9.04	12.51
Large Growth	06-CNW	Franklin Growth Opportunities Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.65		-36.90	7.60	11.27
Large Growth	06-CMW	Franklin Growth Opportunities R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.15		-37.22	7.07	10.72
Large Growth	06-4PN	Franklin Growth Opportunities R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.57		-36.85	7.70
Large Growth	06-818	Franklin Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.04		-25.26	8.50	11.96
Large Growth	06-FXP	Franklin Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.47		-24.82	9.14
Allocation – 50% to 70% Equity	06-719	Franklin Income Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.47		-4.94	4.96	5.88
Allocation – 50% to 70% Equity	06-724	Franklin Income R: Class Retirement Investment Adviser: Franklin Templeton Invts	0.97		-5.54	4.40	5.36
Allocation – 50% to 70% Equity	06-GKR	Franklin Income R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.41	*	-4.88	5.09
Foreign Large Growth	06-3T4	Franklin Intl Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.75	*	-31.74	1.69
Allocation – 50% to 70% Equity	06-3TN	Franklin Managed Income R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.6	*	-6.86	5.53
Global Large-Stock Value	06-726	Franklin Mutual Global Discovery R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.52	*	-5.24	3.41	6.22
Global Large-Stock Value	06-FXR	Franklin Mutual Global Discovery R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.92	*	-4.68	4.04
Global Large-Stock Value	06-723	Franklin Mutual Global Discovery Z: Class Inst Investment Adviser: Franklin Templeton Invts	1.02	*	-4.74	3.93	6.76
Global Allocation	06-3T6	Franklin Mutual Quest R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.82	*	-6.88	1.31
Real Estate	06-4PG	Franklin Real Estate Securities R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.6	*	-25.31	4.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Blend	06-3T7	Franklin Rising Dividends R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.53		-10.30	10.48
Small Growth	06-3T9	Franklin Small Cap Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.64	*	-30.16	5.17
Small Value	06-CMY	Franklin Small Cap Value Adv: Class Adv*** Investment Adviser: Franklin Templeton Investments	0.75		-9.97	5.76	9.10
Small Value	06-248	Franklin Small Cap Value R: Class Retirement*** Investment Adviser: Franklin Templeton Investments	1.25		-10.42	5.24	8.56
Small Value	06-GKT	Franklin Small Cap Value R6: Class Retirement*** Investment Adviser: Franklin Templeton Investments	0.6	*	-9.85	5.94
Mid-Cap Growth	06-CNC	Franklin Small-Mid Cap Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.60		-33.55	7.66	10.50
Mid-Cap Growth	06-890	Franklin Small-Mid Cap Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.10		-33.84	7.15	9.96
Mid-Cap Growth	06-3TC	Franklin Small-Mid Cap Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.51		-33.46	7.79
Multisector Bond	06-CNF	Franklin Strategic Income Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.63	*	-10.38	0.30	1.54
Multisector Bond	06-915	Franklin Strategic Income R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.13	*	-10.88	-0.20	1.03
Multisector Bond	06-CXH	Franklin Strategic Income R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.52	*	-10.26	0.42
Intermediate Government	06-3RV	Franklin US Government Secs R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.51	*	-10.20	-0.54
Utilities	06-FPC	Franklin Utilities Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.57		1.81	9.07	10.33
Utilities	06-FPN	Franklin Utilities R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.07		1.33	8.53	9.77
Utilities	06-FNP	Franklin Utilities R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.5	*	1.88	9.14
Short-Term Bond	06-GKV	Frost Credit Institutional: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.71		-7.59	2.36	3.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Growth	06-GKW	Frost Growth Equity Inst: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.63		-31.74	9.33	12.36
Short-Term Bond	06-GKX	Frost Total Return Bond Inst: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.47		-5.31	1.61	2.63
Intermediate Core Bond	06-4PV	Goldman Sachs Core Fixed Income R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.37	*	-14.07	0.27
Diversified Emerging Mkts	06-3GG	Goldman Sachs Emerging Markets Eq R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	1.02	*	-30.00	-2.18
Money Market – Taxable	06-CGH	Goldman Sachs FS Government Adm: Class Other** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.43		1.39	1.00	0.56
Money Market – Taxable	06-CXJ	Goldman Sachs FS Government R6: Class Retirement** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.18		1.59	1.17
Money Market – Taxable	06-CGJ	Goldman Sachs FS Government Res: Class Other** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83		1.12	0.77	0.40
Global Allocation	06-249	Goldman Sachs Growth Strategy Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.61	*	-16.87	4.06	6.85
Global Allocation	06-251	Goldman Sachs Growth Strategy Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.11	*	-17.27	3.55	6.33
Foreign Large Blend	06-367	Goldman Sachs Intl Eq Insghts Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.8	*	-14.94	0.46	5.32
Foreign Large Blend	06-CXM	Goldman Sachs Intl Eq Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.79	*	-14.88	0.47
Foreign Large Blend	06-368	Goldman Sachs Intl Eq Insghts S: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.3	*	-15.37	-0.04	4.79
Large Growth	06-CKX	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.66	*	-29.79	8.20	13.10
Large Growth	06-CXN	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.53	*	-29.71	8.35
Large Growth	06-CKY	Goldman Sachs Large Cap Gr Insghts Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.04	*	-30.06	7.80	12.70
Large Value	06-052	Goldman Sachs Large Cp Val Insghts Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.68	*	-8.42	5.68	10.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Value	06-CXP	Goldman Sachs Large Cp Val Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.55	*	-8.31	5.83
Large Value	06-068	Goldman Sachs Large Cp Val Insghts Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.06	*	-8.78	5.29	10.03
Mid-Cap Growth	06-727	Goldman Sachs Mid Cap Growth Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.91	*	-26.51	8.69	10.52
Mid-Cap Growth	06-CXK	Goldman Sachs Mid Cap Growth R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.84	*	-26.45	8.79
Mid-Cap Growth	06-729	Goldman Sachs Mid Cap Growth Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.35	*	-26.84	8.23	10.08
Mid-Cap Blend	06-252	Goldman Sachs Mid Cap Value Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83		-10.32	8.58	10.07
Mid-Cap Blend	06-CXR	Goldman Sachs Mid Cap Value R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.82		-10.31	8.59
Mid-Cap Blend	06-253	Goldman Sachs Mid Cap Value Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.33		-10.75	8.04	9.52
Global Allocation	06-728	Goldman Sachs Satellite Strategies Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	1.12	*	-15.03	0.35	2.14
Global Allocation	06-842	Goldman Sachs Satellite Strategies Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.5	*	-15.32	0.01	1.78
Small Blend	06-46M	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83	*	-19.99	3.94
Small Blend	06-254	Goldman Sachs Small Cap Value Inst: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.97	*	-14.75	3.14	8.70
Small Blend	06-CXT	Goldman Sachs Small Cap Value R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.96	*	-14.74	3.15
Small Blend	06-256	Goldman Sachs Small Cap Value Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.47	*	-15.16	2.63	8.16
Mid-Cap Growth	06-4NP	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.89		-28.42	9.10
Technology	06-257	Goldman Sachs Technology Opps Inst: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.89	*	-39.15	8.92	13.31
Technology	06-258	Goldman Sachs Technology Opps Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.39	*	-39.46	8.38	12.75

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Blend	06-053	Goldman Sachs US Equity Insights Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.67	*	-19.43	7.66	11.98
Large Blend	06-FXT	Goldman Sachs US Equity Insights R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.54	*	-19.33	7.81
Large Blend	06-069	Goldman Sachs US Equity Insights Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.05	*	-19.73	7.27	11.57
Nontraditional Bond	06-6KG	Guggenheim Macro Opportunities R6: Class Retirement Investment Advisor: Guggenheim Investments Investment Subadviser: Guggenheim Partners Advisors, LLC	1	*	-8.39
Intermediate Core-Plus Bond	06-6KF	Guggenheim Total Return Bond R6: Class Retirement Investment Advisor: Guggenheim Investments Investment Subadviser: Guggenheim Partners Advisors, LLC	0.50		-15.55	0.54
Global Large-Stock Blend	06-3MT	GuideStone Funds Aggressive Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	0.91		-19.57	4.00	7.64
Allocation – 30% to 50% Equity	06-3MV	GuideStone Funds Balanced Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	0.89		-15.58	2.19	3.96
Allocation – 15% to 30% Equity	06-3MW	GuideStone Funds Conservative Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	0.86		-10.17	1.56	2.29
Allocation – 50% to 70% Equity	06-3MX	GuideStone Funds Defensv Mkt Strats Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: Shenkman Capital Management Inc;American Century Investment Management Inc;Parametric Portfolio Associates LLC; PGIM Quantitative Solutions LLC;Neuberger Berman Investment Advisers LLC;	0.93		-11.40	5.01	7.87
Diversified Emerging Mkts	06-3YV	GuideStone Funds Emerging Mkts Eq Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: Goldman Sachs Asset Management, L.P.; Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited;	1.05		-21.38	-2.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Blend	06-3YW	GuideStone Funds Equity Index Instl: Class Inst Investment Advisor: Legal & General Investment Management America Inc Investment Subadviser: Legal & General Investment Management America Inc	0.12	-18.70	9.21	12.39
Global Bond	06-3YY	GuideStone Funds Global Bond Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: Loomis, Sayles & Company LP;Parametric Portfolio Associates LLC;Western Asset Management Company, LLC; Neuberger Berman Investment Advisers LLC;	0.57	-13.37	-1.06
Global Real Estate	06-43C	GuideStone Funds Global Rl Est Secs Inst: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: Heitman Real Estate Securities LLC;RREEF America L.L.C.;	0.80	-25.66	1.88
Allocation – 70% to 85% Equity	06-3MY	GuideStone Funds Growth Allocation Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	0.92	-18.03	3.17	5.70
Large Growth	06-43F	GuideStone Funds Growth Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Sands Capital Management, LLC; Parametric Portfolio Associates LLC;William Blair Investment Management, LLC;	0.65	-34.50	7.38	11.38
Foreign Large Blend	06-43G	GuideStone Funds International Eq Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc;Parametric Portfolio Associates LLC;WCM Investment Management;AQR Capital Management LLC;	0.88	-16.01	0.84	4.32
Intermediate Core-Plus Bond	06-43H	GuideStone Funds Medium-Dur Bd Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: Goldman Sachs Asset Management, L.P.; Guggenheim Partners Investment Mgmt LLC;Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC; Western Asset Management Company, LLC;	0.39	-14.91	-0.09	1.08

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Blend	06-43J	GuideStone Funds Small Cap Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: TimesSquare Capital Management, LLC; American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.;Parametric Portfolio Associates LLC;Delaware Investments Fund Advisers;	0.91		-17.80	5.84	9.13
Large Value	06-43M	GuideStone Funds Value Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadviser: TCW Investment Management Co LLC;London Company of Virginia;Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney & Strauss;	0.64		-5.90	6.70	10.22
Large Growth	06-49R	Harbor Capital Appreciation Retirement: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.57	*	-37.67	8.05
Intermediate Core Bond	06-6JR	Harbor Core Bond Retirement: Class Retirement Investment Advisor: Income Research & Management Investment Subadviser: Income Research & Management	0.26	*	-13.28
Mid-Cap Value	06-49T	Harbor Mid Cap Value Retirement: Class Retirement Investment Advisor: LSV Asset Management Investment Subadviser: LSV Asset Management	0.77	*	-5.50	3.71
Allocation – 30% to 50% Equity	06-3P9	Hartford Balanced Income R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.53		-8.72	4.29
Global Large-Stock Blend	06-3XH	Hartford Climate Opportunities R6: Class Retirement Investment Advisor: Hartford Investment Management Co Investment Subadviser: Schroder Investment Management North America Ltd;Wellington Management Company LLP;Schroder Investment Management North America Inc.;	0.69	*	-18.23	7.99
Large Blend	06-3YJ	Hartford Core Equity R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.36		-18.65	9.63
Large Value	06-3NY	Hartford Dividend and Growth R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.63		-8.65	9.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Growth	06-3P4	Hartford Growth Opportunities R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.73	-36.82	7.60
Foreign Large Growth	06-3WC	Hartford International Growth R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.85	-27.76
Foreign Large Blend	06-3F7	Hartford International Opportunities R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.69	-17.91	1.85
Mid-Cap Growth	06-39R	Hartford MidCap R3: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	1.45	-24.62	4.40	10.15
Mid-Cap Growth	06-39P	Hartford MidCap R4: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	1.15	-24.39	4.72	10.49
Mid-Cap Growth	06-39T	Hartford MidCap R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.73	-24.08	5.14
Foreign Large Blend	06-3NX	Hartford Schroders International Stk SDR: Class Retirement Investment Advisor: Schroders Investment Mgt North America Investment Subadviser: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.71	-18.66	4.48
Foreign Large Value	06-3NW	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement Investment Advisor: Schroders Investment Mgt North America Investment Subadviser: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.75	-11.58	0.47
Mid-Cap Blend	06-3CT	Hartford Schroders US MidCap Opps R4: Class Retirement Investment Advisor: Schroders Investment Mgt North America Investment Subadviser: Schroder Investment Management North America Inc.	1.22	-12.68	6.22
Intermediate Core-Plus Bond	06-3P6	Hartford Total Return Bond R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.32	-14.02	0.41
Global Bond	06-3YH	Hartford World Bond R4: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	1.03	-4.05	0.65	0.88

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Global Bond	06-3P7	Hartford World Bond R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.62		-3.69	1.05
Global Large-Stock Blend	06-569	Impax Global Environmental Markets Inv: Class Inv Investment Advisor: Impax Asset Management Ltd Investment Subadviser: Impax Asset Management Ltd	1.15		-22.62	5.36	8.67
Allocation – 50% to 70% Equity	06-568	Impax Sustainable Allocation Inv: Class Inv Investment Adviser: Impax Asset Management	0.89		-16.42	5.36	6.87
Allocation – 70% to 85% Equity	06-924	Invesco Active Allocation A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	1.00		-19.32	2.96	6.10
Allocation – 70% to 85% Equity	06-893	Invesco Active Allocation Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.76		-19.15	3.21	6.36
Large Growth	06-023	Invesco American Franchise A: Class A Investment Adviser: Invesco Advisers, Inc	0.95		-31.14	7.54	11.47
Mid-Cap Value	06-070	Invesco American Value A: Class A Investment Adviser: Invesco Advisers, Inc	1.11		-3.25	6.29	8.66
Mid-Cap Value	06-4HF	Invesco American Value R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.72		-2.84	6.73	9.12
Mid-Cap Value	06-054	Invesco American Value Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.86		-2.98	6.56	8.93
Large Value	06-771	Invesco Comstock A: Class A Investment Adviser: Invesco Advisers, Inc	0.80		0.81	7.96	10.95
Large Value	06-772	Invesco Comstock R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.05		0.54	7.68	10.67
Large Value	06-4PM	Invesco Comstock R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.43		1.17	8.38	11.40
Large Value	06-317	Invesco Comstock Select A: Class A Investment Adviser: Invesco Advisers, Inc	0.92		3.34	8.66	10.59
Large Value	06-762	Invesco Comstock Select Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.68		3.59	8.92	10.87
Intermediate Core Bond	06-926	Invesco Core Bond A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.71	*	-14.06	0.00	1.37
Intermediate Core Bond	06-894	Invesco Core Bond Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.46	*	-13.94	0.28	1.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Intermediate Core-Plus Bond	06-3G7	Invesco Core Plus Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.46	-14.44	0.43	2.02
Corporate Bond	06-3W4	Invesco Corporate Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.35	-16.48	1.00	2.86
Diversified Emerging Mkts	06-466	Invesco Developing Markets A: Class A Investment Adviser: Invesco Advisers, Inc	1.20	-25.16	-2.44	1.22
Diversified Emerging Mkts	06-DDD	Invesco Developing Markets R6: Class Inst Investment Adviser: Invesco Advisers, Inc	0.81	-24.85	-2.04	1.65
Diversified Emerging Mkts	06-571	Invesco Developing Markets Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.95	-24.97	-2.19	1.48
Mid-Cap Growth	06-4H9	Invesco Discovery Mid Cap Growth A: Class A Investment Adviser: Invesco Advisers, Inc	1.03	-31.09	8.34	11.38
Mid-Cap Growth	06-4HC	Invesco Discovery Mid Cap Growth R5: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.72	-30.86
Mid-Cap Growth	06-3F3	Invesco Discovery Mid Cap Growth R6: Class Inst Investment Adviser: Invesco Advisers, Inc	0.65	-30.81	8.77
Large Value	06-816	Invesco Diversified Dividend A: Class A Investment Adviser: Invesco Advisers, Inc	0.81	-1.62	6.20	9.40
Large Value	06-817	Invesco Diversified Dividend Investor: Class Inv*** Investment Adviser: Invesco Advisers, Inc	0.70	-1.57	6.29	9.46
Large Value	06-CXV	Invesco Diversified Dividend R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.43	-1.31	6.61	9.82
Equity Energy	06-835	Invesco Energy A: Class A Investment Adviser: Invesco Advisers, Inc	1.37	52.91	4.42	0.14
Equity Energy	06-810	Invesco Energy Inv: Class Inv*** Investment Adviser: Invesco Advisers, Inc	1.37	52.87	4.42	0.14
Large Blend	06-46C	Invesco Equally-Wtd S&P 500 R6: Class Retirement Investment Advisor: Invesco Capital Management LLC Investment Subadviser: Invesco Capital Management LLC	0.19	-11.68	8.94	12.18
Foreign Large Growth	06-193	Invesco EQV International Equity R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.57	-18.72	0.85	3.76
Foreign Large Growth	06-192	Invesco EQV International Equity R5: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.99	-18.24	1.44	4.37
Foreign Large Growth	06-CXW	Invesco EQV International Equity R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.91	-18.19	1.51	4.45

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Small/Mid Blend	06-4FY	Invesco EQV Intl Small Company R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.07		-10.90	2.64	4.76
Bank Loan	06-071	Invesco Floating Rate ESG A: Class A Investment Advisor: Invesco Advisers, Inc Investment Subadviser: Invesco Senior Secured Management Inc	1.06	*	-2.49	2.39	3.04
Bank Loan	06-FXV	Invesco Floating Rate ESG R6: Class Retirement Investment Advisor: Invesco Advisers, Inc Investment Subadviser: Invesco Senior Secured Management Inc	0.72	*	-2.18	2.70	3.36
Bank Loan	06-055	Invesco Floating Rate ESG Y: Class Inst Investment Advisor: Invesco Advisers, Inc Investment Subadviser: Invesco Senior Secured Management Inc	0.81	*	-2.25	2.64	3.29
Global Large-Stock Growth	06-763	Invesco Global A: Class A Investment Adviser: Invesco Advisers, Inc	1.03		-32.14	2.59	7.62
Global Small/Mid Stock	06-556	Invesco Global Opportunities A: Class A Investment Adviser: Invesco Advisers, Inc	1.04		-41.63	-3.11	8.35
Global Small/Mid Stock	06-FYW	Invesco Global Opportunities R6: Class Inst Investment Adviser: Invesco Advisers, Inc	0.68		-41.39	-2.74	8.80
Global Small/Mid Stock	06-843	Invesco Global Opportunities Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.80		-41.50	-2.88	8.62
Global Large-Stock Growth	06-FYV	Invesco Global R6: Class Inst Investment Adviser: Invesco Advisers, Inc	0.66		-31.89	2.98	8.06
Global Bond	06-288	Invesco Global Strategic Income A: Class A Investment Adviser: Invesco Advisers, Inc	1.01	*	-11.79	-1.42	0.49
Global Bond	06-751	Invesco Global Strategic Income Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.77	*	-11.62	-1.25	0.73
Global Large-Stock Growth	06-752	Invesco Global Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.80		-31.98	2.83	7.88
Equity Precious Metals	06-463	Invesco Gold & Special Minerals A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	1.05		-16.86	6.92	-1.89
Equity Precious Metals	06-34Y	Invesco Gold & Special Minerals R6: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.65		-16.54	7.36	-1.46
Equity Precious Metals	06-753	Invesco Gold & Special Minerals Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.81		-16.66	7.17	-1.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Health	06-845	Invesco Health Care A: Class A Investment Adviser: Invesco Advisers, Inc	1.02		-13.53	8.04	10.24
Health	06-815	Invesco Health Care Invstor: Class Inv Investment Adviser: Invesco Advisers, Inc	1.02		-13.53	8.04	10.24
Derivative Income	06-465	Invesco Income Advantage Intl A: Class A Investment Adviser: Invesco Advisers, Inc	1.24	*	-12.16	0.09	3.72
Derivative Income	06-229	Invesco Income Advantage Intl R5: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.99	*	-11.87	0.46	4.14
Global Bond	06-297	Invesco International Bond A: Class A Investment Adviser: Invesco Advisers, Inc	1.02	*	-12.97	-2.73	-0.53
Global Bond	06-FYX	Invesco International Bond R6: Class Inst Investment Adviser: Invesco Advisers, Inc	0.66		-12.49	-2.32	-0.12
Global Bond	06-754	Invesco International Bond Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.77	*	-12.73	-2.48	-0.28
Foreign Small/Mid Growth	06-764	Invesco International Small-Mid Com A: Class A Investment Adviser: Invesco Advisers, Inc	1.31		-31.19	2.01	9.71
Foreign Small/Mid Growth	06-139	Invesco International Small-Mid Com R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.57		-31.37	1.74	9.43
Foreign Small/Mid Growth	06-FCC	Invesco International Small-Mid Com R6: Class Inst Investment Adviser: Invesco Advisers, Inc	0.95		-30.94	2.39	10.15
Foreign Small/Mid Growth	06-757	Invesco International Small-Mid Com Y: Class Inst Investment Adviser: Invesco Advisers, Inc	1.07		-31.02	2.25	9.98
Large Blend	06-766	Invesco Main Street All Cap A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	1.07		-19.71	7.70	9.72
Large Blend	06-758	Invesco Main Street All Cap Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.83		-19.52	7.96	10.00
Mid-Cap Blend	06-262	Invesco Main Street Mid Cap A: Class A Investment Adviser: Invesco Advisers, Inc	1.06		-14.35	5.92	9.20
Mid-Cap Blend	06-759	Invesco Main Street Mid Cap Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.81		-14.10	6.20	9.48
Foreign Large Growth	06-319	Invesco Oppenheimer International Gr A: Class A Investment Adviser: Invesco Advisers, Inc	1.10		-27.31	0.27	4.15
Foreign Large Growth	06-FNC	Invesco Oppenheimer International Gr R6: Class Inst Investment Adviser: Invesco Advisers, Inc	0.70		-27.00	0.68	4.60

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Foreign Large Growth	06-756	Invesco Oppenheimer International Gr Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.85	-27.12	0.53	4.41
Bank Loan	06-078	Invesco Senior Floating Rate A: Class A Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadviser: Invesco Senior Secured Management Inc	1.05	-0.43	0.94	2.54
Bank Loan	06-GCC	Invesco Senior Floating Rate R6: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadviser: Invesco Senior Secured Management Inc	0.71	-0.11	1.29	2.89
Bank Loan	06-062	Invesco Senior Floating Rate Y: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadviser: Invesco Senior Secured Management Inc	0.80	-0.21	1.19	2.80
Small Growth	06-320	Invesco Small Cap Growth A: Class A*** Investment Adviser: Invesco Advisers, Inc	1.14	-35.59	4.18	9.70
Small Growth	06-595	Invesco Small Cap Growth R: Class Retirement*** Investment Adviser: Invesco Advisers, Inc	1.39	-35.79	3.91	9.41
Small Growth	06-CXX	Invesco Small Cap Growth R6: Class Retirement*** Investment Adviser: Invesco Advisers, Inc	0.70	-35.35	4.64	10.20
Energy Limited Partnership	06-6CH	Invesco SteelPath MLP Income R6: Class Inst Investment Adviser: OFI SteelPath, Inc.	1.07	25.30	7.45
Technology	06-855	Invesco Technology A: Class A Investment Adviser: Invesco Advisers, Inc	1.02	-40.01	6.07	10.15
Technology	06-805	Invesco Technology Investor: Class Inv*** Investment Adviser: Invesco Advisers, Inc	0.91	-39.95	6.19	10.26
Mid-Cap Value	06-814	Invesco Value Opportunities A: Class A Investment Adviser: Invesco Advisers, Inc	1.22	1.35	8.61	10.21
Mid-Cap Value	06-813	Invesco Value Opportunities R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.47	1.16	8.34	9.93
Foreign Large Blend	06-3VK	iShares MSCI EAFE Intl Idx K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock Fund Advisors	0.04	-14.07	1.79	4.58
Foreign Large Blend	06-46N	iShares MSCI Total Intl Idx K: Class Retirement Investment Adviser: BlackRock Inc	0.10	-16.39	0.81	3.54
Large Blend	06-46P	iShares Russell 1000 Large-Cap Idx K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.07	-19.12	9.06	12.27

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Blend	06-3GR	iShares Russell 2000 Small-Cap Idx K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadviser: BlackRock Fund Advisors	0.07		-20.33	4.19	9.08
Mid-Cap Blend	06-3GM	iShares Russell Mid-Cap Index K: Class Retirement Investment Advisor: BlackRock Fund Advisors Investment Subadviser: BlackRock Fund Advisors	0.06		-17.24	7.10
Large Blend	06-3G4	iShares S&P 500 Index K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.03		-18.13	9.41	12.52
Large Blend	06-3XR	iShares Total US Stock Market Idx K: Class Retirement Investment Advisor: BlackRock Fund Advisors Investment Subadviser: BlackRock Fund Advisors	0.03		-19.07	8.78
Intermediate Core Bond	06-3VM	iShares US Aggregate Bond Index K: Class Other Investment Adviser: BlackRock Inc	0.05	*	-13.03	-0.03	0.95
Allocation – 50% to 70% Equity	06-CYC	Janus Henderson Balanced N: Class N Investment Adviser: Janus Henderson Investors	0.57		-16.47	6.76	8.50
Allocation – 50% to 70% Equity	06-612	Janus Henderson Balanced R: Class Retirement Investment Adviser: Janus Henderson Investors	1.32		-17.10	5.97	7.69
Global Bond-USD Hedged	06-4TJ	Janus Henderson Developed World Bond N: Class N Investment Adviser: Janus Henderson Investors Ltd	0.55		-16.55	0.09
Mid-Cap Growth	06-CMC	Janus Henderson Enterprise A: Class A Investment Adviser: Janus Henderson Investors	1.13		-16.32	9.32	12.68
Mid-Cap Growth	06-CYF	Janus Henderson Enterprise N: Class N Investment Adviser: Janus Henderson Investors	0.66		-15.94	9.82	13.19
Mid-Cap Growth	06-CMF	Janus Henderson Enterprise S: Class S Investment Adviser: Janus Henderson Investors	1.16		-16.35	9.28	12.64
Intermediate Core-Plus Bond	06-CYG	Janus Henderson Flexible Bond N: Class N Investment Adviser: Janus Henderson Investors	0.43		-13.66	0.66	1.50
Large Growth	06-603	Janus Henderson Forty A: Class A Investment Adviser: Janus Henderson Investors	1.02		-33.70	9.29	12.64
Large Growth	06-154	Janus Henderson Forty R: Class Retirement Investment Adviser: Janus Henderson Investors	1.45		-33.98	8.85	12.22
Technology	06-3CM	Janus Henderson Glb Tech and Innovt N: Class N Investment Adviser: Janus Henderson Investors	0.67		-37.54	10.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Foreign Large Value	06-GMH	Janus Henderson Global Equity Income A: Class A Investment Adviser: Janus Henderson Investors Ltd	1.14	-6.51	1.67	4.81
Foreign Large Value	06-GMJ	Janus Henderson Global Equity Income N: Class N Investment Adviser: Janus Henderson Investors Ltd	0.70	-5.99	2.08
Foreign Large Value	06-GMK	Janus Henderson Global Equity Income S: Class S Investment Adviser: Janus Henderson Investors Ltd	1.21	-6.45	1.56
Health	06-3WT	Janus Henderson Global Life Sciences N: Class N Investment Adviser: Janus Capital Management LLC	0.67	-2.57
Health	06-CGW	Janus Henderson Global Life Sciences S: Class S Investment Adviser: Janus Capital Management LLC	1.18	-3.06	11.55	15.32
Health	06-CGX	Janus Henderson Global Life Sciences T: Class Other Investment Adviser: Janus Capital Management LLC	0.91	-2.80	11.85	15.62
Large Blend	06-156	Janus Henderson Growth And Income R: Class Retirement Investment Adviser: Janus Henderson Investors	1.40	-14.76	8.02	11.63
Mid-Cap Value	06-604	Janus Henderson Mid Cap Value A: Class A Investment Adviser: Janus Henderson Investors	0.93	-5.26	4.51	8.23
Mid-Cap Value	06-261	Janus Henderson Mid Cap Value R: Class Retirement Investment Adviser: Janus Henderson Investors	1.26	-5.64	4.18	7.89
Multisector Bond	06-3GW	Janus Henderson Multi-Sector Income N: Class N Investment Adviser: Janus Capital Management LLC	0.59	-11.85	1.48
Foreign Large Blend	06-6CC	Janus Henderson Overseas N: Class N Investment Adviser: Janus Henderson Investors	0.82	-8.60	5.50	3.62
Large Growth	06-888	Janus Henderson Research A: Class A Investment Adviser: Janus Henderson Investors	0.86	-30.10	7.85	11.64
Large Growth	06-919	Janus Henderson Research S: Class S Investment Adviser: Janus Henderson Investors	1.05	-30.23	7.67	11.47
Small Value	06-FCH	Janus Henderson Small Cap Value N: Class N*** Investment Adviser: Janus Henderson Investors	0.60	-9.69	2.65	8.31
Small Value	06-615	Janus Henderson Small Cap Value S: Class S*** Investment Adviser: Janus Henderson Investors	1.11	-10.13	2.13	7.77
Small Growth	06-889	Janus Henderson Triton A: Class A*** Investment Adviser: Janus Henderson Investors	1.29	-23.92	4.71	10.17
Small Growth	06-CYH	Janus Henderson Triton N: Class N*** Investment Adviser: Janus Henderson Investors	0.66	-23.58	5.18	10.68

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Growth	06-921	Janus Henderson Triton S: Class S*** Investment Adviser: Janus Henderson Investors	1.16		-23.94	4.66	10.12
Small Growth	06-3P3	Janus Henderson Venture N: Class N*** Investment Adviser: Janus Henderson Investors	0.66		-24.07	5.74	10.66
Allocation – 50% to 70% Equity	06-611	Janus Henderson VIT Balanced Svc: Class S Investment Adviser: Janus Henderson Investors	0.86		-16.62	6.42	8.16
Intermediate Core-Plus Bond	06-601	Janus Henderson VIT Flexible Bond Instl: Class Inst Investment Adviser: Janus Henderson Investors	0.57	*	-13.66	0.50	1.35
Global Large-Stock Growth	06-600	Janus Henderson VIT Global Rsrch Instl: Class Inst Investment Adviser: Janus Henderson Investors	0.77		-19.41	6.55	9.15
Large Blend	06-954	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Adviser: Intech	1	*	-14.46	6.28	10.32
Allocation – 50% to 70% Equity	06-3TF	JHancock Balanced R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	0.63	*	-15.44	5.64	7.69
Intermediate Core-Plus Bond	06-3HM	JHancock Bond R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	0.35	*	-14.37	0.48	2.04
Mid-Cap Value	06-4TN	JHancock Disciplined Value Mid Cap R6: Class Retirement Investment Advisor: Boston Partners Global Investors, Inc Investment Subadviser: Boston Partners Global Investors, Inc	0.75		-6.96	6.87	11.65
Intermediate Core Bond	06-3X7	JHancock ESG Core Bond R6: Class Retirement Investment Advisor: Breckinridge Capital Advisors Inc Investment Subadviser: Breckinridge Capital Advisors Inc	0.46	*	-8.52	0.45
Foreign Large Blend	06-3X6	JHancock ESG International Equity R6: Class Retirement Investment Advisor: Boston Common Asset Management Investment Subadviser: Boston Common Asset Management, LLC	0.86	*	-18.80	1.68
Large Blend	06-3X4	JHancock ESG Large Cap Core R6: Class Retirement Investment Advisor: Trillium Asset Management, LLC Investment Subadviser: Trillium Asset Management LLC	0.76	*	-19.54	10.24
Large Blend	06-3VV	JHancock Fundamental Large Cap Core R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	0.65	*	-24.52	6.76	10.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Large Growth	06-64P	JHancock International Growth R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.87	*	-26.67	2.21
Intermediate Core Bond	06-3TG	JHancock Investment Grade Bond R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	0.39	*	-14.06	0.14
Target-Date 2000-2010	06-3GN	JHancock Multi-Index 2010 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.37	*	-11.68	2.98
Target-Date 2015	06-3H3	JHancock Multi-Index 2015 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.37	*	-12.83	3.14
Target-Date 2020	06-3H4	JHancock Multi-Index 2020 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.36	*	-13.84	3.40
Target-Date 2025	06-3H6	JHancock Multi-Index 2025 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.35	*	-15.40	3.94
Target-Date 2030	06-3H7	JHancock Multi-Index 2030 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.33	*	-16.86	4.32
Target-Date 2035	06-3H9	JHancock Multi-Index 2035 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	-17.70	4.69
Target-Date 2040	06-3J3	JHancock Multi-Index 2040 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	-17.96	5.10
Target-Date 2045	06-3HF	JHancock Multi-Index 2045 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	-17.98	5.29
Target-Date 2050	06-3HG	JHancock Multi-Index 2050 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	-17.94	5.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Target-Date 2055	06-3HH	JHancock Multi-Index 2055 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	-17.97	5.27
Target-Date 2060	06-3HJ	JHancock Multi-Index 2060 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	-17.96	5.29
Target-Date Retirement	06-3HP	JHancock Multi-Index Income Presv R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.34	*	-10.16	1.64	2.22
Allocation – 85%+ Equity	06-4FG	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	1.00		-18.57	5.11	8.32
Allocation – 50% to 70% Equity	06-4FC	JHancock Multimanager Lifestyle Bal R6: Class Retirement Investment Advisor: Manulife Investment Management (US) LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.90		-15.97	3.79	5.97
Allocation – 15% to 30% Equity	06-4F7	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement Investment Advisor: Manulife Investment Management (US) LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.82		-11.67	1.73	2.93
Allocation – 70% to 85% Equity	06-4FF	JHancock Multimanager Lifestyle Gr R6: Class Retirement Investment Advisor: Manulife Investment Management (US) LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.95		-17.27	4.54	7.31
Allocation – 30% to 50% Equity	06-4F9	JHancock Multimanager Lifestyle Mod R6: Class Retirement Investment Advisor: Manulife Investment Management (US) LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.85		-13.77	2.82	4.48
Large Growth	06-3VT	JHancock US Global Leaders Growth R6: Class Retirement Investment Advisor: Sustainable Growth Advisers, LP Investment Subadviser: Sustainable Growth Advisers, LP	0.77	*	-29.50	9.72	11.71
Intermediate Core Bond	06-6HY	JPMorgan Core Bond R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.34	*	-12.18	0.52	1.36
Intermediate Core-Plus Bond	06-3W6	JPMorgan Core Plus Bond R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.38	*	-12.73	0.47	1.79
Diversified Emerging Mkts	06-4CN	JPMorgan Emerging Markets Equity R6: Class Retirement*** Investment Adviser: JPMorgan Asset Management Inc	0.79	*	-25.61	0.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Value	06-FXX	JPMorgan Equity Income R4: Class Retirement*** Investment Adviser: JPMorgan Asset Management Inc	0.70		-1.89	8.95
Large Value	06-FXY	JPMorgan Equity Income R6: Class Retirement*** Investment Adviser: JPMorgan Asset Management Inc	0.45		-1.64	9.21	12.01
Global Allocation	06-4FH	JPMorgan Global Allocation R6: Class Retirement Investment Adviser: JPMorgan Chase Bank, N.A.	0.66	*	-18.44	2.56
Multisector Bond	06-4GH	JPMorgan Global Bond Opportunities R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.5	*	-5.89	2.33	3.50
Intermediate Government	06-FYC	JPMorgan Government Bond R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.6	*	-11.87	-0.28
Intermediate Government	06-FYF	JPMorgan Government Bond R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.35	*	-11.73	-0.04
Allocation – 30% to 50% Equity	06-3W3	JPMorgan Income Builder R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.51		-12.74	2.27
Multisector Bond	06-4GJ	JPMorgan Income R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.40		-8.38	2.03
Large Growth	06-3GJ	JPMorgan Large Cap Growth R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	-25.21	14.27	15.50
Large Value	06-3GF	JPMorgan Large Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	0.11	8.37	12.74
Mid-Cap Growth	06-FYG	JPMorgan Mid Cap Growth R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.95	*	-27.14	9.60
Mid-Cap Growth	06-FYH	JPMorgan Mid Cap Growth R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.7	*	-26.96	9.87	13.04
Mid-Cap Value	06-FYJ	JPMorgan Mid Cap Value R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.9	*	-8.26	5.84
Mid-Cap Value	06-FYK	JPMorgan Mid Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.65	*	-8.03	6.11
Small Blend	06-4MR	JPMorgan Small Cap Equity I: Class Inst Investment Adviser: JPMorgan Asset Management Inc	0.99	*	-16.09	6.16	10.60
Small Growth	06-3JM	JPMorgan Small Cap Growth R6: Class Retirement*** Investment Adviser: JPMorgan Asset Management Inc	0.74	*	-32.13	6.21	11.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Value	06-44Y	JPMorgan Small Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.74	*	-13.23	4.77	8.46
Target-Date 2020	06-46R	JPMorgan SmartRetirement® 2020 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.37	*	-13.88	2.08
Target-Date 2025	06-46T	JPMorgan SmartRetirement® 2025 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.38	*	-15.51	2.67
Target-Date 2030	06-46V	JPMorgan SmartRetirement® 2030 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.39	*	-16.45	3.14
Target-Date 2035	06-46W	JPMorgan SmartRetirement® 2035 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	-17.14	3.91
Target-Date 2040	06-46X	JPMorgan SmartRetirement® 2040 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	-17.63	4.36
Target-Date 2045	06-46Y	JPMorgan SmartRetirement® 2045 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	-18.09	4.71
Target-Date 2050	06-47C	JPMorgan SmartRetirement® 2050 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	-18.23	4.66
Target-Date 2055	06-47F	JPMorgan SmartRetirement® 2055 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	-18.16	4.70
Target-Date 2060	06-47G	JPMorgan SmartRetirement® 2060 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	-18.10	4.72
Target-Date 2020	06-GMM	JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	-13.94	1.95
Target-Date 2020	06-GGN	JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	-13.73	2.19	4.88
Target-Date 2025	06-GMN	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	-15.46	2.53
Target-Date 2025	06-GGP	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	-15.24	2.80	5.71
Target-Date 2030	06-GMP	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	-16.35	3.07
Target-Date 2030	06-GGR	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	-16.10	3.34	6.45
Target-Date 2035	06-GMR	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	-16.90	3.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Target-Date 2035	06-GGT	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	-16.69	3.93	7.09
Target-Date 2040	06-GMT	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	-17.35	4.08
Target-Date 2040	06-GGV	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	-17.16	4.34	7.56
Target-Date 2045	06-GMV	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	-17.78	4.37
Target-Date 2045	06-GGW	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	-17.61	4.63	7.73
Target-Date 2050	06-GMW	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	-17.83	4.43
Target-Date 2050	06-GGX	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	-17.63	4.69	7.76
Target-Date 2055	06-GMX	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	-17.74	4.40
Target-Date 2055	06-GGY	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	-17.56	4.67	7.71
Target-Date 2060	06-GMY	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	-17.63	4.51
Target-Date 2060	06-GHC	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	-17.40	4.78
Target-Date Retirement	06-GNC	JPMorgan SmartRetirement® Blend IncomeR4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	-13.92	1.74
Target-Date Retirement	06-GHF	JPMorgan SmartRetirement® Blend IncomeR6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	-13.69	2.00	3.74
Target-Date Retirement	06-47H	JPMorgan SmartRetirement® Income R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.36	*	-13.89	1.91
Large Blend	06-4TC	JPMorgan US Equity R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	-18.77	10.55	13.32
Small Blend	06-FYM	JPMorgan US Small Company R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.97		-16.70	5.14
Small Blend	06-FYN	JPMorgan US Small Company R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.72		-16.48	5.42	9.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Value	06-GJH	JPMorgan Value Advantage R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.8	*	-3.88	6.98
Large Value	06-GJJ	JPMorgan Value Advantage R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.55	*	-3.65	7.25
Intermediate Core Bond	06-FRN	Knights of Columbus Core Bond I: Class Inst Investment Adviser: Knightsbridge Asset Management, LLC	0.5	*	-14.31	-0.09
Foreign Large Blend	06-FRP	Knights of Columbus International Eq I: Class Inst Investment Adviser: Boston Advisors	1.1	*	-19.06	1.16
Large Growth	06-FRR	Knights of Columbus Large Cap Growth I: Class Inst Investment Adviser: Boston Advisors	0.90		-31.49	6.33
Large Value	06-FRT	Knights of Columbus Large Cap Value I: Class Inst Investment Adviser: Boston Advisors	0.90		-8.06	6.73
Small Blend	06-FRV	Knights of Columbus Small Cap I: Class Inst Investment Adviser: Boston Advisors	1.05		-20.47	3.24
Diversified Emerging Mkts	06-4YN	Lazard Developing Markets Equity Instl: Class Inst Investment Adviser: Lazard Asset Management LLC	1.15		-22.61	-3.32	0.29
Multisector Bond	06-3XN	Loomis Sayles Bond N: Class N Investment Adviser: Loomis, Sayles & Company LP	0.61		-12.46	0.05
Small Growth	06-3JG	Loomis Sayles Small Cap Growth N: Class N Investment Adviser: Loomis, Sayles & Company LP	0.82		-22.84	7.78
Large Value	06-3WF	Lord Abbett Affiliated R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.38		-9.54	5.85
Multisector Bond	06-CJT	Lord Abbett Bond Debenture R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.56		-12.43	1.36
Multisector Bond	06-4F6	Lord Abbett Bond Debenture R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.49		-12.49	1.40
Multisector Bond	06-072	Lord Abbett Bond-Debenture R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.06		-12.94	0.84	3.41
Small Growth	06-369	Lord Abbett Developing Growth R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.19		-36.22	8.01	10.52
Small Growth	06-CJW	Lord Abbett Developing Growth R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.69		-35.92	8.55
Small Growth	06-CYJ	Lord Abbett Developing Growth R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.59		-35.84	8.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Blend	06-424	Lord Abbett Dividend Growth R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.16		-13.74	8.38	10.94
Large Blend	06-CJV	Lord Abbett Dividend Growth R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.66		-13.39	8.92
Small Value	06-4XK	Lord Abbett Focused Small Cap Value R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.95		-12.42
Large Value	06-731	Lord Abbett Fundamental Equity R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.21		-9.69	5.89	9.32
Large Value	06-CJX	Lord Abbett Fundamental Equity R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.71		-9.22	6.42
Large Growth	06-951	Lord Abbett Growth Leaders R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.14		-39.01	9.17	13.30
Large Growth	06-CJY	Lord Abbett Growth Leaders R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.64		-38.71	9.71
Mid-Cap Growth	06-371	Lord Abbett Growth Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.31	*	-32.75	5.61	9.22
Mid-Cap Growth	06-CKC	Lord Abbett Growth Opportunities R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.81	*	-32.42	6.13
High Yield Bond	06-073	Lord Abbett High Yield R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.18		-14.00	0.55	3.53
High Yield Bond	06-CKF	Lord Abbett High Yield R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.68		-13.59	1.04
High Yield Bond	06-CYK	Lord Abbett High Yield R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.59		-13.37	1.17
Corporate Bond	06-3WG	Lord Abbett Income R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.45		-15.21	0.60
Foreign Small/Mid Blend	06-36C	Lord Abbett International Opp R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.46		-20.55	-1.86	4.97
Foreign Small/Mid Blend	06-36F	Lord Abbett International Opp R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.96		-20.13	-1.37
Foreign Small/Mid Blend	06-36G	Lord Abbett International Opp R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.88		-20.07	-1.28
Mid-Cap Value	06-961	Lord Abbett Mid Cap Stock R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.23		-11.31	4.11	7.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid-Cap Value	06-CKG	Lord Abbett Mid Cap Stock R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.73		-10.85	4.60
Mid-Cap Value	06-4GK	Lord Abbett Mid Cap Stock R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.65		-10.79	4.69
Small Value	06-962	Lord Abbett Small Cap Value R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.42		-17.75	1.47	6.26
Small Value	06-CKH	Lord Abbett Small Cap Value R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.92		-17.28	2.00
Intermediate Core-Plus Bond	06-952	Lord Abbett Total Return R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.94		-14.31	-0.50	0.76
Intermediate Core-Plus Bond	06-CKJ	Lord Abbett Total Return R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.44		-13.86	0.01
Intermediate Core-Plus Bond	06-3RJ	Lord Abbett Total Return R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.35		-13.78	0.11
Mid-Cap Blend	06-968	Lord Abbett Value Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.40		-22.10	4.12	8.39
Mid-Cap Blend	06-CKK	Lord Abbett Value Opportunities R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.90		-21.72	4.63
Mid-Cap Blend	06-FYP	Lord Abbett Value Opportunities R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.81		-21.64	4.73
Large Growth	06-3HY	MainStay Winslow Large Cap Growth R6: Class Retirement Investment Advisor: Winslow Capital Management, LLC Investment Subadviser: Winslow Capital Management, LLC	0.62	*	-31.16	10.42
Allocation – 30% to 50% Equity	06-222	Manning & Napier Pro-Blend Cnsrv Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	0.87		-11.13	2.70	3.49
Allocation – 50% to 70% Equity	06-223	Manning & Napier Pro-Blend Extnd Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.01		-16.72	4.48	5.61
Allocation – 85%+ Equity	06-224	Manning & Napier Pro-Blend Max Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.10		-20.41	6.58	8.45
Allocation – 30% to 50% Equity	06-226	Manning & Napier Pro-Blend Mod Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.05		-14.53	3.52	4.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Growth	06-4TW	MassMutual Small Cap Gr Eq I: Class Inst Investment Advisor: MML Investment Advisers, LLC Investment Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	0.86		-25.85	8.35	11.79
Intermediate Core-Plus Bond	06-4TX	MassMutual Total Return Bond I: Class Inst Investment Advisor: TCW Group Investment Subadviser: Metropolitan West Asset Management, LLC.	0.33	*	-14.24	0.24	1.08
Intermediate Core-Plus Bond	06-47P	Metropolitan West Total Return Bd Plan: Class Other Investment Adviser: TCW Group	0.36		-14.69	0.18	1.36
Allocation – 85%+ Equity	06-074	MFS Aggressive Growth Allocation R2: Class Retirement Investment Adviser: MFS Investment Management	1.25	*	-17.29	6.27	8.70
Allocation – 85%+ Equity	06-058	MFS Aggressive Growth Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	1	*	-17.11	6.54	8.97
Allocation – 30% to 50% Equity	06-075	MFS Conservative Allocation R2: Class Retirement Investment Adviser: MFS Investment Management	1.08		-13.69	3.14	4.20
Allocation – 30% to 50% Equity	06-059	MFS Conservative Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.83		-13.50	3.39	4.46
Large Blend	06-3W7	MFS Core Equity R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.57	*	-16.90	9.71
Emerging Markets Bond	06-013	MFS Emerging Markets Debt R2: Class Retirement Investment Adviser: MFS Investment Management	1.3	*	-15.31	-1.05	0.81
Emerging Markets Bond	06-014	MFS Emerging Markets Debt R3: Class Retirement Investment Adviser: MFS Investment Management	1.05	*	-15.02	-0.79	1.07
Emerging Markets Bond	06-CYM	MFS Emerging Markets Debt R6: Class Retirement Investment Adviser: MFS Investment Management	0.68	*	-14.73	-0.45	1.42
Global Bond-USD Hedged	06-4TK	MFS Global Opportunistic Bd R6: Class Retirement Investment Adviser: MFS Investment Management	0.61	*	-10.89	0.44	-0.08
Global Real Estate	06-4FM	MFS Global Real Estate R6: Class Retirement Investment Adviser: MFS Investment Management	0.83	*	-26.95	3.41	5.76
Allocation – 70% to 85% Equity	06-076	MFS Growth Allocation R2: Class Retirement Investment Adviser: MFS Investment Management	1.19	*	-16.28	5.47	7.38
Allocation – 70% to 85% Equity	06-060	MFS Growth Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.94	*	-16.07	5.72	7.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Growth	06-CYN	MFS Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.49	*	-31.08	9.72	13.08
Foreign Large Growth	06-49X	MFS International Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.7	*	-15.02	4.62	6.38
Foreign Large Growth	06-822	MFS International Intrinsic Value R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.22	*	-23.45	2.74	7.43
Foreign Large Growth	06-773	MFS International Intrinsic Value R3: Class Retirement*** Investment Adviser: MFS Investment Management	0.97	*	-23.28	3.00	7.69
Foreign Large Growth	06-CYR	MFS International Intrinsic Value R6: Class Retirement*** Investment Adviser: MFS Investment Management	0.61	*	-23.00	3.36	8.07
Foreign Small/Mid Growth	06-360	MFS International New Discovery A: Class A*** Investment Adviser: MFS Investment Management	1.29		-18.81	0.41	4.82
Foreign Small/Mid Growth	06-379	MFS International New Discovery R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.54		-18.99	0.16	4.56
Foreign Small/Mid Growth	06-CYP	MFS International New Discovery R6: Class Retirement*** Investment Adviser: MFS Investment Management	0.91		-18.49	0.79	5.22
Foreign Large Blend	06-3MF	MFS Intl Diversification R6: Class Retirement Investment Adviser: MFS Investment Management	0.72	*	-17.02	3.00
Large Growth	06-387	MFS Massachusetts Inv Gr Stk R2: Class Retirement Investment Adviser: MFS Investment Management	0.95		-19.44	11.68	13.01
Large Growth	06-386	MFS Massachusetts Inv Gr Stk R3: Class Retirement Investment Adviser: MFS Investment Management	0.70		-19.24	11.96	13.30
Large Growth	06-CYT	MFS Massachusetts Inv Gr Stk R6: Class Retirement Investment Adviser: MFS Investment Management	0.36		-18.95	12.34	13.69
Mid-Cap Growth	06-365	MFS Mid Cap Growth A: Class A Investment Adviser: MFS Investment Management	1.03	*	-28.53	8.80	12.00
Mid-Cap Growth	06-GNF	MFS Mid Cap Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.66	*	-28.29	9.19
Mid-Cap Value	06-922	MFS Mid Cap Value R2: Class Retirement Investment Adviser: MFS Investment Management	1.27		-9.20	7.07	10.25
Mid-Cap Value	06-891	MFS Mid Cap Value R3: Class Retirement Investment Adviser: MFS Investment Management	1.02		-8.98	7.34	10.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid-Cap Value	06-CYV	MFS Mid Cap Value R6: Class Retirement Investment Adviser: MFS Investment Management	0.64		-8.64	7.75
Allocation – 50% to 70% Equity	06-077	MFS Moderate Allocation R2: Class Retirement Investment Adviser: MFS Investment Management	1.15		-15.43	4.34	5.83
Allocation – 50% to 70% Equity	06-061	MFS Moderate Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.90		-15.21	4.59	6.09
Small Growth	06-298	MFS New Discovery R2: Class Retirement Investment Adviser: MFS Investment Management	1.49	*	-29.97	7.05	9.25
Small Growth	06-299	MFS New Discovery R3: Class Retirement Investment Adviser: MFS Investment Management	1.24	*	-29.81	7.32	9.52
Technology	06-CMG	MFS Technology R2: Class Retirement Investment Adviser: MFS Investment Management	1.38	*	-36.36	7.55	13.36
Technology	06-CMH	MFS Technology R3: Class Retirement Investment Adviser: MFS Investment Management	1.13	*	-36.20	7.82	13.64
Technology	06-CYW	MFS Technology R6: Class Retirement Investment Adviser: MFS Investment Management	0.78	*	-35.97	8.19
Intermediate Core-Plus Bond	06-3TH	MFS Total Return Bond R6: Class Retirement Investment Adviser: MFS Investment Management	0.36	*	-13.81	0.32	1.44
Allocation – 50% to 70% Equity	06-3JR	MFS Total Return R6: Class Retirement Investment Adviser: MFS Investment Management	0.39		-9.32	5.39	7.55
Utilities	06-389	MFS Utilities R2: Class Retirement Investment Adviser: MFS Investment Management	1.24	*	0.18	8.55	8.17
Utilities	06-388	MFS Utilities R3: Class Retirement Investment Adviser: MFS Investment Management	0.99	*	0.44	8.83	8.44
Utilities	06-39X	MFS Utilities R6: Class Retirement Investment Adviser: MFS Investment Management	0.65	*	0.78	9.20	8.82
Large Value	06-375	MFS Value A: Class A Investment Adviser: MFS Investment Management	0.8	*	-6.13	7.26	10.90
Large Value	06-CYX	MFS Value R6: Class Retirement Investment Adviser: MFS Investment Management	0.43	*	-5.80	7.64	11.29
Mid-Cap Blend	06-399	Monteagle Opportunity Equity Instl: Class Inst Investment Advisor: Henssler Asset Management, LLC Investment Subadviser: Gw Henssler & Associates Ltd	1.19		-4.81	7.68	10.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid-Cap Blend	06-105	Monteagle Opportunity Equity Inv: Class Inv Investment Advisor: Henssler Asset Management, LLC Investment Subadviser: Gw Henssler & Associates Ltd	1.69		-5.33	7.12	9.82
Mid-Cap Growth	06-47R	Nationwide Geneva Mid Cap Gr R6: Class Retirement Investment Advisor: Geneva Capital Management Investment Subadviser: Geneva Capital Management, LLC	0.74		-28.51	8.23
Small Growth	06-47T	Nationwide Geneva Small Cap Gr R6: Class Retirement*** Investment Advisor: Geneva Capital Management Investment Subadviser: Geneva Capital Management, LLC	0.83		-24.42	7.53
Technology	06-4MT	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement Investment Advisor: Mellon Investments Corporation Investment Subadviser: Mellon Investments Corporation	0.30		-21.50	10.74
Diversified Emerging Mkts	06-015	Neuberger Berman Emerg Mkts Eq A: Class A Investment Adviser: Neuberger Berman	1.51	*	-24.06	-4.14	0.72
Diversified Emerging Mkts	06-016	Neuberger Berman Emerg Mkts Eq R3: Class Retirement Investment Adviser: Neuberger Berman	1.92	*	-24.35	-4.51	0.31
Global Large-Stock Growth	06-880	Neuberger Berman Focus Adv: Class Adv*** Investment Adviser: Neuberger Berman	1.25		-32.01	3.25	8.25
High Yield Bond	06-4FW	Neuberger Berman High Income Bond R6: Class Retirement Investment Adviser: Neuberger Berman	0.59		-11.61	1.88
Small Blend	06-47J	Neuberger Berman Intrinsic Value R6: Class Retirement Investment Adviser: Neuberger Berman	0.87		-20.02
Large Value	06-900	Neuberger Berman Large Cap Value Adv: Class Adv Investment Adviser: Neuberger Berman	1.11		-1.54	11.83	12.33
Large Value	06-900	Neuberger Berman Large Cap Value Adv: Class Adv*** Investment Adviser: Neuberger Berman	1.11		-1.54	11.83	12.33
Large Value	06-4XP	Neuberger Berman Large Cap Value R6: Class Retirement Investment Adviser: Neuberger Berman	0.51		-0.96
Mid-Cap Value	06-GJK	Neuberger Berman M/C Intrinsic Val A: Class A Investment Adviser: Neuberger Berman	1.21	*	-9.97	2.60	8.26
Mid-Cap Value	06-GJM	Neuberger Berman M/C Intrinsic Val R3: Class Retirement Investment Adviser: Neuberger Berman	1.46	*	-10.17	2.35	7.99

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Growth	06-868	Neuberger Berman Small Cap Growth A: Class A Investment Adviser: Neuberger Berman	1.27	*	-24.60	9.70	12.01
Small Growth	06-867	Neuberger Berman Small Cap Growth R3: Class Retirement Investment Adviser: Neuberger Berman	1.52	*	-24.78	9.43	11.74
Small Growth	06-3XP	Neuberger Berman Small Cap Growth R6: Class Retirement Investment Adviser: Neuberger Berman	0.81	*	-24.25
Multisector Bond	06-64R	Neuberger Berman Strategic Income R6: Class Retirement Investment Adviser: Neuberger Berman	0.5	*	-10.51	1.46
Large Blend	06-CNY	Neuberger Berman Sustainable Eq A: Class A Investment Adviser: Neuberger Berman	1.05		-18.77	7.08	10.72
Large Blend	06-CPC	Neuberger Berman Sustainable Eq R3: Class Retirement Investment Adviser: Neuberger Berman	1.30		-18.97	6.82	10.45
Large Blend	06-3R7	Neuberger Berman Sustainable Eq R6: Class Retirement Investment Adviser: Neuberger Berman	0.58		-18.38	7.58
Allocation – 85%+ Equity	06-839	North Square Multi Strategy A: Class A Investment Advisor: Oak Ridge Investments, LLC Investment Subadviser: NSI Retail Advisors, LLC	1.61		-16.18	6.39	10.09
Allocation – 85%+ Equity	06-832	North Square Multi Strategy I: Class Inst Investment Advisor: Oak Ridge Investments, LLC Investment Subadviser: NSI Retail Advisors, LLC	1.36		-15.98	6.89	10.37
Small Blend	06-629	North Square Spectrum Alpha Fund A: Class A Investment Advisor: Oak Ridge Investments, LLC Investment Subadviser: NSI Retail Advisors, LLC	1.60		-27.04	3.60	7.16
Small Blend	06-627	North Square Spectrum Alpha Fund I: Class Inst Investment Advisor: Oak Ridge Investments, LLC Investment Subadviser: NSI Retail Advisors, LLC	1.35		-26.85	3.86	7.48
Small Value	06-492	Northern Small Cap Value: Class No Load Investment Adviser: Northern Trust Asset Management	1	*	-10.40	3.15	8.27
Large Blend	06-49V	Northern US Quality ESG K: Class Other Investment Adviser: Northern Trust Asset Management	0.39	*	-18.80	9.89
Large Value	06-892	Nuveen Dividend Value A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.96	*	-6.40	5.11	9.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid-Cap Growth	06-237	Nuveen International Growth A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.17	*	-30.28	5.17	9.02
Mid-Cap Growth	06-3KX	Nuveen International Growth Fd R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.83	*	-30.06	5.54
Mid-Cap Value	06-234	Nuveen Mid Cap Value A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.16	*	-10.64	6.36	10.64
Mid-Cap Value	06-3JK	Nuveen Mid Cap Value R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.75	*	-10.32
Real Estate	06-324	Nuveen Real Estate Securities A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.22	*	-24.87	3.19	6.02
Real Estate	06-FYR	Nuveen Real Estate Securities R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.83	*	-24.59	3.61
Small Blend	06-239	Nuveen Small Cap Select A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.24	*	-19.97	6.11	9.33
Small Value	06-242	Nuveen Small Cap Value A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.2	*	-12.66	0.86	8.03
Small Value	06-FYT	Nuveen Small Cap Value R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.81	*	-12.30	1.30
Allocation – 70% to 85% Equity	06-3XM	Oakmark Equity and Income Institutional: Class Inst Investment Adviser: Harris Associates L.P.	0.59		-12.70	4.92
Diversified Emerging Mkts	06-47V	Parametric Emerging Markets R6: Class Retirement Investment Advisor: Parametric Portfolio Associates LLC Investment Subadviser: Parametric Portfolio Associates LLC	1.24		-11.00	-1.42
Large Blend	06-497	Parnassus Core Equity Investor: Class Inv Investment Adviser: Parnassus Investments, LLC	0.82		-18.61	10.41	12.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid-Cap Growth	06-496	Parnassus Mid Cap Growth Investor: Class No Load Investment Adviser: Parnassus Investments, LLC	0.80		-33.52	1.85	8.33
Mid-Cap Blend	06-498	Parnassus Mid-Cap: Class No Load Investment Adviser: Parnassus Investments, LLC	0.96		-21.56	4.74	9.13
Emerging Markets Bond	06-501	Payden Emerging Markets Bond: Class Inv Investment Adviser: Payden & Rygel	0.71		-17.40	-1.52	1.15
Multisector Bond	06-467	Payden Managed Income Adviser: Class Adv Investment Adviser: Payden & Rygel	1.5	*	-4.12	1.53	1.28
Multisector Bond	06-468	Payden Managed Income Retire: Class Retirement Investment Adviser: Payden & Rygel	1.75	*	-4.40	1.26	1.01
Global Real Estate	06-531	PGIM Global Real Estate A: Class A Investment Advisor: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.30		-26.97	0.81	3.21
Global Real Estate	06-3FN	PGIM Global Real Estate R2: Class Retirement Investment Advisor: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.3	*	-26.96	0.91
Global Real Estate	06-3FP	PGIM Global Real Estate R4: Class Retirement Investment Advisor: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.05	*	-26.78	1.17
Global Real Estate	06-FCX	PGIM Global Real Estate R6: Class Retirement Investment Advisor: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.79		-26.61	1.42
Global Real Estate	06-526	PGIM Global Real Estate Z: Class Inst Investment Advisor: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.92		-26.71	1.29	3.61
Global Bond	06-6CF	PGIM Global Total Return R4: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income	0.83	*	-22.00	-2.39
Global Bond	06-3XW	PGIM Global Total Return R6: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income	0.53		-21.80	-2.15	0.47
High Yield Bond	06-533	PGIM High Yield A: Class A Investment Advisor: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.75		-11.88	2.33	3.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
High Yield Bond	06-3FH	PGIM High Yield R2: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.91	*	-11.83	2.24
High Yield Bond	06-3FJ	PGIM High Yield R4: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.66	*	-11.60	2.50
High Yield Bond	06-FCY	PGIM High Yield R6: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.38		-11.55	2.72	4.34
High Yield Bond	06-532	PGIM High Yield Z: Class Inst Investment Advisor: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.51		-11.64	2.60	4.26
Financial	06-456	PGIM Jennison Financial Services A: Class A Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.29		-17.62	5.77	6.10
Financial	06-457	PGIM Jennison Financial Services Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.00		-17.37	6.11	6.43
Large Growth	06-079	PGIM Jennison Focused Growth A: Class A Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.05	*	-40.73	7.17	11.85
Large Growth	06-GNJ	PGIM Jennison Focused Growth R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.67	*	-40.50	7.59	12.20
Large Growth	06-063	PGIM Jennison Focused Growth Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.75	*	-40.55	7.51	12.17
Global Large-Stock Growth	06-4R9	PGIM Jennison Global Opportunities R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.83		-39.53	7.71
Large Growth	06-4Y6	PGIM Jennison Growth R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.58		-37.62	8.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Health	06-458	PGIM Jennison Health Sciences A: Class A Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.12		-10.32	8.86	14.26
Health	06-FFC	PGIM Jennison Health Sciences R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.76		-9.97	9.25
Health	06-459	PGIM Jennison Health Sciences Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.84		-10.06	9.18	14.59
Mid-Cap Growth	06-461	PGIM Jennison Mid-Cap Growth A: Class A Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.05		-24.07	8.59	10.02
Mid-Cap Growth	06-3FF	PGIM Jennison Mid-Cap Growth R2: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.08	*	-24.07	8.56
Mid-Cap Growth	06-3FG	PGIM Jennison Mid-Cap Growth R4: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.83	*	-23.89	8.83
Mid-Cap Growth	06-FFF	PGIM Jennison Mid-Cap Growth R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.60		-23.72	9.08	10.54
Mid-Cap Growth	06-462	PGIM Jennison Mid-Cap Growth Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.71		-23.81	8.92	10.36
Natural Resources	06-453	PGIM Jennison Natural Resources A: Class A Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.27		24.50	8.16	2.61
Natural Resources	06-FFG	PGIM Jennison Natural Resources R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.81		25.08	8.70	3.10
Natural Resources	06-454	PGIM Jennison Natural Resources Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.90		24.97	8.60	2.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Growth	06-589	PGIM Jennison Small Company A: Class A Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.15		-18.91	8.11	10.77
Small Growth	06-3FR	PGIM Jennison Small Company R2: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.19	*	-18.94	8.00
Small Growth	06-3FW	PGIM Jennison Small Company R4: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.94	*	-18.74	8.30
Small Growth	06-GJN	PGIM Jennison Small Company R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.71		-18.57	8.60	11.27
Small Growth	06-593	PGIM Jennison Small Company Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.82		-18.62	8.48	11.10
Mid-Cap Value	06-080	PGIM Quant Solutions Mid-Cap Val A: Class A Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	1.13	*	-9.48	1.73	8.09
Mid-Cap Value	06-3FT	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	1.23	*	-9.59	1.63
Mid-Cap Value	06-3FV	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	0.98	*	-9.34	1.88
Mid-Cap Value	06-GCF	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	0.73	*	-9.10	2.14	8.52
Mid-Cap Value	06-064	PGIM Quant Solutions Mid-Cap Val Z: Class Inst Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	0.89	*	-9.23	2.00	8.37
Small Value	06-GJP	PGIM Quant Solutions Small-Cap Val R6: Class Retirement Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	0.67		-11.12	3.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Core-Plus Bond	06-538	PGIM Total Return Bond A: Class A Investment Advisor: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.75	*	-15.13	-0.27	1.44
Intermediate Core-Plus Bond	06-3FK	PGIM Total Return Bond R2: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.89	*	-15.29	-0.39
Intermediate Core-Plus Bond	06-3FM	PGIM Total Return Bond R4: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.64	*	-15.08	-0.14
Intermediate Core-Plus Bond	06-FFH	PGIM Total Return Bond R6: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.39	*	-14.86	0.09	1.80
Intermediate Core-Plus Bond	06-537	PGIM Total Return Bond Z: Class Inst Investment Advisor: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.49	*	-14.90	0.00	1.72
Tactical Allocation	06-706	PIMCO All Asset Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	1.135	*	-11.72	3.14	3.28
Tactical Allocation	06-3FC	PIMCO All Asset Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	0.885	*	-11.53	3.40	3.54
Tactical Allocation	06-017	PIMCO All Asset R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	1.585	*	-12.15	2.68	2.80
Commodities Broad Basket	06-018	PIMCO Commodity Real Ret Strat Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.01	*	8.74	6.95	-1.67
Commodities Broad Basket	06-GNG	PIMCO Commodity Real Ret Strat Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.76	*	8.85	7.23	-1.44
Commodities Broad Basket	06-019	PIMCO Commodity Real Ret Strat R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.46	*	8.21	6.51	-2.12
Long Government	06-4YF	PIMCO Extended Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.54		-39.84	-4.09	0.31
Global Bond-USD Hedged	06-4CM	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.56		-5.35	1.43	2.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Intermediate Government	06-49W	PIMCO GNMA and Government Secs Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.52	-12.95	-0.35	0.69
High Yield Bond	06-760	PIMCO High Yield Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.81	-11.01	1.59	3.29
High Yield Bond	06-FCJ	PIMCO High Yield Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.56	-10.78	1.85	3.55
High Yield Bond	06-705	PIMCO High Yield R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.16	-11.32	1.24	2.93
Multisector Bond	06-768	PIMCO Income Adm: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.76	-8.04	1.44	3.75
Multisector Bond	06-FCK	PIMCO Income Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.51	-7.81	1.69	4.00
Multisector Bond	06-769	PIMCO Income R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.16	-8.41	1.03	3.34
Global Bond	06-6FR	PIMCO International Bond (Unhedged)Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.51	-18.63	-2.59	-1.09
Global Bond-USD Hedged	06-3MJ	PIMCO International Bond (USD-Hdg) Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.51	-9.84	0.72	2.61
Corporate Bond	06-CNN	PIMCO Investment Grade Credit Bond Adm: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.76	-16.04	-0.12	1.97
Corporate Bond	06-GNH	PIMCO Investment Grade Credit Bond Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.51	-15.83	0.13	2.23
Long-Term Bond	06-33M	PIMCO Long Duration Total Return A: Class A Investment Adviser: Pacific Investment Management Company, LLC	0.93	-27.88	-1.27
Long-Term Bond	06-4Y7	PIMCO Long Duration Total Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.53	-27.58	-0.87	1.97
Long-Term Bond	06-4Y9	PIMCO Long-Term Credit Bond Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.57	-26.07	-0.59	2.91
Long Government	06-33N	PIMCO Long-Term US Government A: Class A Investment Adviser: Pacific Investment Management Company, LLC	0.84	-29.21	-2.70	0.08
Long Government	06-4YC	PIMCO Long-Term US Government Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.49	-28.96	-2.36	0.43
Short-Term Bond	06-4R7	PIMCO Low Duration Instl: Class Inst** Investment Adviser: Pacific Investment Management Company, LLC	0.46	-5.17	0.45	0.75

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Core-Plus Bond	06-4YH	PIMCO Moderate Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.46		-8.69	0.81	1.33
Small Value	06-6JG	PIMCO RAE US Small Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	0.5	*	-4.64	8.72
Inflation-Protected Bond	06-707	PIMCO Real Return Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.72		-12.08	1.86	0.79
Inflation-Protected Bond	06-FCM	PIMCO Real Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.47		-11.86	2.12	1.04
Inflation-Protected Bond	06-708	PIMCO Real Return R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.12		-12.44	1.46	0.39
Target-Date 2025	06-3Y3	PIMCO RealPath Blend 2025 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.56	*	-17.08	3.37
Target-Date 2025	06-49F	PIMCO RealPath Blend 2025 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.31	*	-16.84	3.62
Target-Date 2030	06-3Y4	PIMCO RealPath Blend 2030 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.5	*	-17.65	3.68
Target-Date 2030	06-49G	PIMCO RealPath Blend 2030 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.25	*	-17.48	3.91
Target-Date 2035	06-3Y6	PIMCO RealPath Blend 2035 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.47	*	-17.31	4.15
Target-Date 2035	06-49H	PIMCO RealPath Blend 2035 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.22	*	-17.07	4.42
Target-Date 2040	06-3Y7	PIMCO RealPath Blend 2040 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.44	*	-17.32	4.50
Target-Date 2040	06-49J	PIMCO RealPath Blend 2040 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.19	*	-17.16	4.77
Target-Date 2045	06-3Y9	PIMCO RealPath Blend 2045 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.4	*	-17.46	4.77
Target-Date 2045	06-49K	PIMCO RealPath Blend 2045 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15	*	-17.29	5.02
Target-Date 2050	06-3YC	PIMCO RealPath Blend 2050 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.38	*	-17.46	4.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Target-Date 2050	06-49M	PIMCO RealPath Blend 2050 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.13	*	-17.29	5.16
Target-Date 2055	06-3YF	PIMCO RealPath Blend 2055 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.37	*	-17.36	4.90
Target-Date 2055	06-49N	PIMCO RealPath Blend 2055 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.12	*	-17.12	5.17
Target-Date 2060	06-6FG	PIMCO RealPath Blend 2060 Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.38	*	-17.04
Target-Date 2060	06-6FF	PIMCO RealPath Blend 2060 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.13	*	-16.82
Target-Date Retirement	06-3YG	PIMCO RealPath Blend Income Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.6	*	-16.38	2.83
Target-Date Retirement	06-49P	PIMCO RealPath Blend Income Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.35	*	-16.10	3.07
Large Blend	06-4K3	PIMCO StocksPLUS® Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.51		-21.19	8.39	12.10
Foreign Large Blend	06-3WR	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.76		-8.82	5.09	8.11
Allocation – 85%+ Equity	06-4YG	PIMCO StocksPLUS® Long Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.61		-43.17	5.96	12.68
Small Blend	06-4K4	PIMCO StocksPLUS® Small Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.70		-23.90	2.97	8.78
Intermediate Core-Plus Bond	06-291	PIMCO Total Return Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.71		-14.30	-0.22	0.86
Intermediate Core-Plus Bond	06-FCN	PIMCO Total Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.46		-14.09	0.03	1.11
Intermediate Core-Plus Bond	06-680	PIMCO Total Return R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.05		-14.60	-0.57	0.49
Large Blend	06-833	Pioneer A: Class A Investment Adviser: Amundi US	1.06		-19.47	10.42	12.38
Allocation – 50% to 70% Equity	06-3WW	Pioneer Balanced ESG K: Class Retirement Investment Adviser: Amundi US	0.65		-14.33	5.41
Intermediate Core-Plus Bond	06-834	Pioneer Bond A: Class A Investment Adviser: Amundi US	0.79		-14.60	0.08	1.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Core-Plus Bond	06-FCP	Pioneer Bond K: Class Retirement Investment Adviser: Amundi US	0.33		-14.29	0.53	1.90
Intermediate Core-Plus Bond	06-823	Pioneer Bond Y: Class Inst Investment Adviser: Amundi US	0.44		-14.25	0.44	1.79
High Yield Bond	06-022	Pioneer Corporate High Yield Fund A: Class A Investment Adviser: Amundi US	0.9	*	-11.38	1.69
High Yield Bond	06-021	Pioneer Corporate High Yield Fund Y: Class Inst Investment Adviser: Amundi US	0.6	*	-11.03	1.97
Large Value	06-327	Pioneer Equity Income A: Class A Investment Adviser: Amundi US	1.02		-8.21	5.62	10.13
Large Value	06-FCR	Pioneer Equity Income K: Class Retirement Investment Adviser: Amundi US	0.66		-7.92	6.00	10.54
Large Value	06-828	Pioneer Equity Income Y: Class Inst Investment Adviser: Amundi US	0.78		-8.04	5.87	10.42
Large Blend	06-590	Pioneer Fund VCT I: Class Inst Investment Adviser: Amundi US	0.79		-19.49	10.62	12.59
Large Growth	06-628	Pioneer Fundamental Growth A: Class A Investment Adviser: Amundi US	1.00		-20.77	10.56	12.94
Large Growth	06-FCT	Pioneer Fundamental Growth K: Class Retirement Investment Adviser: Amundi US	0.66		-20.47	11.00	13.40
Large Growth	06-626	Pioneer Fundamental Growth Y: Class Inst Investment Adviser: Amundi US	0.76		-20.57	10.87	13.28
Global Large-Stock Value	06-GGH	Pioneer Global Sustainable Equity A: Class A Investment Adviser: Amundi US	1.15	*	-9.81	6.28	9.44
Global Large-Stock Value	06-GGJ	Pioneer Global Sustainable Equity Y: Class Inst Investment Adviser: Amundi US	0.7	*	-9.44	6.76	9.95
High Yield Bond	06-837	Pioneer High Yield A: Class A Investment Adviser: Amundi	1.1	*	-10.86	1.43	3.46
High Yield Bond	06-829	Pioneer High Yield Y: Class Inst Investment Adviser: Amundi	0.85	*	-10.62	1.71	3.75
Large Blend	06-6FH	Pioneer K: Class Retirement Investment Adviser: Amundi US	0.61	*	-19.22
Mid-Cap Value	06-838	Pioneer Mid Cap Value A: Class A Investment Adviser: Amundi US	1.05		-6.00	5.01	9.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid-Cap Value	06-831	Pioneer Mid Cap Value Y: Class Inst Investment Adviser: Amundi US	0.79		-5.85	5.26	9.39
Mid-Cap Growth	06-836	Pioneer Select Mid Cap Growth A: Class A Investment Adviser: Amundi	0.99		-31.27	5.11	10.40
Mid-Cap Growth	06-FCV	Pioneer Select Mid Cap Growth K: Class Retirement Investment Adviser: Amundi	0.65		-31.04	5.48
Mid-Cap Growth	06-591	Pioneer Select Mid Cap Growth VCT I: Class No Load Investment Adviser: Amundi	0.89		-31.06	5.23	10.68
Multisector Bond	06-594	Pioneer Strategic Income A: Class A Investment Adviser: Amundi US	1.06		-13.12	0.59	2.01
Multisector Bond	06-FCW	Pioneer Strategic Income K: Class Retirement Investment Adviser: Amundi US	0.59	*	-12.71	1.03	2.45
Multisector Bond	06-CGG	Pioneer Strategic Income Y: Class Inst Investment Adviser: Amundi US	0.69	*	-12.83	0.92	2.33
Large Growth	06-4XN	Principal Blue Chip R-6: Class Retirement Investment Adviser: Aligned Investors	0.56	*	-30.68	10.90
Intermediate Core Bond	06-FHX	Principal Bond Market Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.72	*	-13.67	-0.75	0.20
Intermediate Core Bond	06-3JJ	Principal Core Fixed Income R6: Class Retirement Investment Adviser: Principal Global Fixed Income	0.37		-12.66	0.30
Global Real Estate	06-3JP	Principal Global Real Estate Sec R6: Class Retirement Investment Advisor: Principal Real Estate Investors Investment Subadviser: Principal Real Estate Investors LLC	0.87		-26.73	0.97
Foreign Large Blend	06-CVG	Principal International Equity Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.89		-14.89	0.88	3.75
Large Growth	06-3JH	Principal LargeCap Growth I R6: Class Retirement Investment Advisor: Principal Global Equities Investment Subadviser: Brown Advisory LLC;T. Rowe Price Associates, Inc.;	0.59	*	-33.99	8.92
Mid-Cap Growth	06-6H4	Principal MidCap R-6: Class Retirement*** Investment Adviser: Aligned Investors	0.59		-23.11	8.81
Mid-Cap Blend	06-FPW	Principal MidCap S&P 400 Index R3: Class Retirement Investment Adviser: Principal Global Equities	0.73		-13.64	5.95	9.96
Mid-Cap Blend	06-3RN	Principal MidCap S&P 400 Index R-6: Class Retirement Investment Adviser: Principal Global Equities	0.16		-13.21	6.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Real Estate	06-3CP	Principal Real Estate Securities Fd R-6: Class Retirement Investment Advisor: Principal Real Estate Investors Investment Subadviser: Principal Real Estate Investors LLC	0.80		-25.14	4.96
Small Growth	06-3RP	Principal SmallCap Growth I R6: Class Retirement Investment Advisor: Principal Global Equities Investment Subadviser: Emerald Advisers, LLC;Brown Advisory LLC; AllianceBernstein L.P.;	0.84	*	-28.48	6.65
Small Blend	06-FPX	Principal SmallCap S&P 600 Index R3: Class Retirement Investment Adviser: Principal Global Equities	0.73		-16.73	5.08	9.98
Small Blend	06-4TV	Principal SmallCap S&P 600 Index R-6: Class Retirement Investment Adviser: Principal Global Equities	0.16		-16.27	5.68
Target-Date 2015	06-44J	Prudential Day One 2015 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadviser: PGIM Quantitative Solutions LLC	0.4	*	-11.68	3.18
Target-Date 2020	06-44K	Prudential Day One 2020 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadviser: PGIM Quantitative Solutions LLC	0.4	*	-11.94	3.55
Target-Date 2025	06-44M	Prudential Day One 2025 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadviser: PGIM Quantitative Solutions LLC	0.4	*	-12.27	3.82
Target-Date 2030	06-44N	Prudential Day One 2030 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadviser: PGIM Quantitative Solutions LLC	0.4	*	-13.03	4.43
Target-Date 2035	06-44P	Prudential Day One 2035 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadviser: PGIM Quantitative Solutions LLC	0.4	*	-14.06	4.83
Target-Date 2040	06-44R	Prudential Day One 2040 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadviser: PGIM Quantitative Solutions LLC	0.4	*	-14.34	5.05
Target-Date 2045	06-44T	Prudential Day One 2045 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadviser: PGIM Quantitative Solutions LLC	0.4	*	-14.90	5.17
Target-Date 2050	06-44V	Prudential Day One 2050 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadviser: PGIM Quantitative Solutions LLC	0.4	*	-15.14	5.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Target-Date 2055	06-44W	Prudential Day One 2055 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadviser: PGIM Quantitative Solutions LLC	0.4	*	-15.25	5.12
Target-Date 2060	06-44X	Prudential Day One 2060 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadviser: PGIM Quantitative Solutions LLC	0.4	*	-15.30	5.17
Target-Date Retirement	06-44G	Prudential Day One Income R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadviser: PGIM Quantitative Solutions LLC	0.4	*	-11.62	2.92
Nontraditional Bond	06-936	Putnam Diversified Income A: Class A Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited	0.97		-3.28	-0.11	1.64
Nontraditional Bond	06-GNK	Putnam Diversified Income R6: Class Retirement Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited	0.63		-2.92	0.22
Nontraditional Bond	06-897	Putnam Diversified Income Y: Class Inst Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited	0.72		-3.12	0.13	1.89
Allocation – 50% to 70% Equity	06-GNM	Putnam Dynamic Asset Allocation Bal A: Class A Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	0.94		-15.72	3.18	6.50
Allocation – 50% to 70% Equity	06-GNN	Putnam Dynamic Asset Allocation Bal R6: Class Retirement Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	0.60		-15.44	3.54	6.88
Allocation – 50% to 70% Equity	06-GNP	Putnam Dynamic Asset Allocation Bal Y: Class Inst Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	0.69		-15.51	3.45	6.76
Allocation – 30% to 50% Equity	06-GNR	Putnam Dynamic Asset Allocation Cnsrv A: Class A Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	0.97		-14.65	1.10	3.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Allocation – 30% to 50% Equity	06-GNT	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	0.63		-14.37	1.46	4.09
Allocation – 30% to 50% Equity	06-GNV	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	0.72		-14.46	1.35	3.98
Allocation – 70% to 85% Equity	06-GNW	Putnam Dynamic Asset Allocation Gr A: Class A Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	1.02		-16.98	3.88	7.81
Allocation – 70% to 85% Equity	06-GNX	Putnam Dynamic Asset Allocation Gr R6: Class Retirement Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	0.68		-16.72	4.25	8.19
Allocation – 70% to 85% Equity	06-GNY	Putnam Dynamic Asset Allocation Gr Y: Class Inst Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	0.77		-16.78	4.15	8.08
Diversified Emerging Mkts	06-64J	Putnam Emerging Markets Equity R6: Class Retirement Investment Advisor: Putnam Investment Subadviser: Putnam Advisory Co LLC;Putnam Investments Limited;	0.94	*	-27.28
Large Growth	06-938	Putnam Growth Opportunities A: Class A Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited	0.92		-30.34	10.51	13.66
Large Growth	06-GCG	Putnam Growth Opportunities R6: Class Retirement Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited	0.58		-30.10	10.91	14.10
Large Growth	06-899	Putnam Growth Opportunities Y: Class Inst Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited	0.67		-30.17	10.79	13.94
Large Value	06-FCG	Putnam Large Cap Value A: Class A Investment Adviser: Putnam	0.88		-3.09	9.15	11.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Value	06-36H	Putnam Large Cap Value R6: Class Retirement Investment Adviser: Putnam	0.54		-2.75	9.54	12.01
Large Value	06-FCF	Putnam Large Cap Value Y: Class Inst Investment Adviser: Putnam	0.63		-2.84	9.44	11.86
Mid-Cap Growth	06-3XC	Putnam Sustainable Future R6: Class Retirement Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited	0.65		-33.68
Large Growth	06-3XG	Putnam Sustainable Leaders R6: Class Retirement Investment Advisor: Putnam Investment Subadviser: Putnam Investments Limited	0.65		-22.52
Diversified Emerging Mkts	06-GCH	Russell Inv Emerging Markets R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Axiom Investors, LLC;Numeric Investors LLC; AllianceBernstein L.P.;Neuberger Berman Investment Advisers LLC; Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.01	*	-22.51	-3.04
Diversified Emerging Mkts	06-747	Russell Inv Emerging Markets S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Axiom Investors, LLC;Numeric Investors LLC; AllianceBernstein L.P.;Neuberger Berman Investment Advisers LLC; Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.16	*	-22.60	-3.19	0.40
Large Value	06-742	Russell Inv Equity Income S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;	0.82	*	-8.86	8.88	11.78
Global Large-Stock Blend	06-736	Russell Inv Global Equity S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Wellington Management Company LLP;Sanders Capital, LLC;Intermede Global Partners Inc;	0.99	*	-16.57	5.88	8.92
Infrastructure	06-489	Russell Inv Global Infrastructure S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) Im Ltd;	1.03	*	-3.09	3.85	6.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Global Real Estate	06-FFM	Russell Inv Global Real Estate Secs R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadviser: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	0.91	*	-26.86	0.17
Global Real Estate	06-739	Russell Inv Global Real Estate Secs S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadviser: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	1.08	*	-26.99	0.00	3.08
Foreign Large Blend	06-737	Russell Inv International Devd Mkts S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Wellington Management Company LLP;Pzena Investment Management, LLC;Intermede Global Partners Inc;	0.93	*	-13.31	0.98	4.40
Intermediate Core Bond	06-GCJ	Russell Inv Investment Grade Bond R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.35	*	-14.79	-0.09
Intermediate Core Bond	06-738	Russell Inv Investment Grade Bond S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.48	*	-14.92	-0.22	0.87
Allocation – 50% to 70% Equity	06-659	Russell Inv LifePoints Balanced Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.88	*	-15.77	1.42	4.08
Allocation – 50% to 70% Equity	06-665	Russell Inv LifePoints Balanced Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.38	*	-16.24	0.92	3.56
Allocation – 15% to 30% Equity	06-661	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.67	*	-13.75	0.30	1.88
Allocation – 15% to 30% Equity	06-655	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.17	*	-14.03	-0.19	1.38
Allocation – 70% to 85% Equity	06-662	Russell Inv LifePoints Equity Gr StratR1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.92	*	-16.76	2.60	5.80
Allocation – 70% to 85% Equity	06-675	Russell Inv LifePoints Equity Gr StratR5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.42	*	-17.24	2.08	5.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Allocation – 70% to 85% Equity	06-663	Russell Inv LifePoints Growth Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.91	*	-16.31	2.51	5.23
Allocation – 70% to 85% Equity	06-670	Russell Inv LifePoints Growth Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.41	*	-16.76	2.00	4.70
Allocation – 30% to 50% Equity	06-664	Russell Inv Lifepoints Moderate Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.78	*	-14.90	0.37	2.78
Allocation – 30% to 50% Equity	06-660	Russell Inv Lifepoints Moderate Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.28	*	-15.31	-0.14	2.26
Multisector Bond	06-488	Russell Inv Opportunistic Credit S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Voya Investment Management Co. LLC;Barings LLC;Baring International Investment Ltd;Dupont Capital Management Corporation;	0.82	*	-11.45	0.22	2.00
Intermediate Core-Plus Bond	06-GCK	Russell Inv Strategic Bond R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Western Asset Management Company, LLC; Schroder Investment Management North America Inc.;Western Asset Management Company Limited;BlueBay Asset Management LLP;	0.48	*	-14.07	0.07
Intermediate Core-Plus Bond	06-741	Russell Inv Strategic Bond S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Western Asset Management Company, LLC; Schroder Investment Management North America Inc.;Western Asset Management Company Limited;BlueBay Asset Management LLP;	0.59	*	-14.23	-0.06	1.09
Large Blend	06-744	Russell Inv Sustainable Equity S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Mar Vista Investment Partners, LLC;Coho Partners Ltd;Jacobs Levy Equity Management, Inc.;Sustainable Growth Advisers, LP;	0.99	*	-13.92	8.86	11.63
Small Blend	06-GCM	Russell Inv US Small Cap Equity R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;Ranger International Management, L.P.;	0.93	*	-16.13	5.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Blend	06-749	Russell Inv US Small Cap Equity S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadviser: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;Ranger International Management, L.P.;	1.06	*	-16.22	5.27	9.70
Large Blend	06-225	State Street Equity 500 Index Adm: Class Other Investment Adviser: State Street Global Advisors	0.17	*	-18.28	9.17	12.28
Large Blend	06-167	State Street Equity 500 Index R: Class Retirement Investment Adviser: State Street Global Advisors	0.62	*	-18.64	8.68	11.78
Target-Date 2020	06-3TT	State Street Target Retirement 2020 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	-13.27	3.63
Target-Date 2025	06-3TV	State Street Target Retirement 2025 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	-15.33	4.22
Target-Date 2030	06-3TW	State Street Target Retirement 2030 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	-16.95	4.49
Target-Date 2035	06-3VR	State Street Target Retirement 2035 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	-17.89	4.62
Target-Date 2040	06-3TY	State Street Target Retirement 2040 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	-18.40	4.80
Target-Date 2045	06-3V3	State Street Target Retirement 2045 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	-18.75	4.97
Target-Date 2050	06-3V4	State Street Target Retirement 2050 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	-19.10	5.08
Target-Date 2055	06-3V6	State Street Target Retirement 2055 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	-19.09	5.07
Target-Date 2060	06-3V7	State Street Target Retirement 2060 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	-19.08	5.06
Target-Date 2065+	06-64F	State Street Target Retirement 2065 K: Class Other Investment Adviser: SSGA Funds Management Inc	0.09	*	-19.12
Target-Date Retirement	06-3V9	State Street Target Retirement K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	-12.11	3.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Global Large-Stock Value	06-029	Steward Global Eq Inc A: Class Other Investment Adviser: Crossmark Global Investments, Inc.	1.23		-11.36	5.53	8.83
Large Blend	06-030	Steward ValFcs LrgCp EnhIdxA: Class Other Investment Adviser: Crossmark Global Investments, Inc.	0.84		-19.47	7.21	11.03
Small Blend	06-031	Steward ValFcs SmMdCpEnhIdxA: Class Other Investment Adviser: Crossmark Global Investments, Inc.	0.80		-14.75	4.79	9.39
Large Growth	06-3CY	T. Rowe Price All-Cap Opportunities-I: Class Inst Investment Adviser: T. Rowe Price	0.64		-21.19	13.63
Large Growth	06-FFN	T. Rowe Price Blue Chip Growth I: Class Inst Investment Adviser: T. Rowe Price	0.56		-38.51	5.38
Large Growth	06-720	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Adviser: T. Rowe Price	1.22		-38.91	4.69	11.25
Allocation – 50% to 70% Equity	06-4GM	T. Rowe Price Capital Appreciation I: Class Inst*** Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.57	*	-11.84	9.23
Communications	06-4GN	T. Rowe Price Comm & Tech I: Class Inst Investment Adviser: T. Rowe Price	0.64		-40.53	5.77
Mid-Cap Growth	06-4TR	T. Rowe Price Diversified Mid Cap Gr I: Class Inst Investment Adviser: T. Rowe Price	0.65		-24.48	8.75
Large Blend	06-3W9	T. Rowe Price Dividend Growth I: Class Inst Investment Adviser: T. Rowe Price	0.49		-10.10	10.96
Diversified Emerging Mkts	06-4PK	T. Rowe Price Emerging Markets Stock I: Class Inst*** Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price International Limited;T. Rowe Price Singapore Private Ltd;	0.97		-23.24	-2.89
Large Value	06-FFP	T. Rowe Price Equity Income I: Class Inst Investment Adviser: T. Rowe Price	0.53		-3.12	7.29
Large Value	06-580	T. Rowe Price Equity Income Port: Class Inst Investment Adviser: T. Rowe Price	0.74	*	-3.34	7.03	9.68
Large Value	06-775	T. Rowe Price Equity Income R: Class Retirement Investment Adviser: T. Rowe Price	1.22		-3.81	6.56	9.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Europe Stock	06-755	T. Rowe Price European Stock: Class No Load Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	0.95		-21.76	2.29	4.92
Financial	06-GPC	T. Rowe Price Financial Services I: Class Inst Investment Adviser: T. Rowe Price	0.76		-10.83	8.76
Global Allocation	06-47X	T. Rowe Price Global Allocation Advisor: Class Adv Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;	1.23	*	-14.79	3.23
Global Allocation	06-47W	T. Rowe Price Global Allocation I: Class Inst Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;	0.81	*	-14.49	3.65
Global Bond-USD Hedged	06-64T	T. Rowe Price Global Multi-Sector Bd I: Class Inst Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price Hong Kong Limited;T. Rowe Price International Ltd;	0.49	*	-15.45	0.47
Technology	06-4GP	T. Rowe Price Global Technology I: Class Inst Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	0.75		-55.47	0.97
Large Growth	06-308	T. Rowe Price Growth Stock Adv: Class Adv Investment Adviser: T. Rowe Price	0.91		-40.29	4.68	10.94
Large Growth	06-FFR	T. Rowe Price Growth Stock I: Class Inst Investment Adviser: T. Rowe Price	0.51		-40.05	5.10
Large Growth	06-780	T. Rowe Price Growth Stock R: Class Retirement Investment Adviser: T. Rowe Price	1.17		-40.44	4.41	10.66
Health	06-4GC	T. Rowe Price Health Sciences I: Class Inst Investment Adviser: T. Rowe Price	0.65		-12.08	11.21
Foreign Small/Mid Growth	06-63M	T. Rowe Price International Discovery: Class No Load*** Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc;	1.18		-30.34	1.31	7.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Foreign Large Growth	06-715	T. Rowe Price International Stock R: Class Retirement Investment Adviser: T. Rowe Price	1.40	-16.28	0.90	4.14
Foreign Large Value	06-309	T. Rowe Price International Value Eq Adv: Class Adv Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	1.07	-8.66	0.48	3.33
Foreign Large Value	06-FFT	T. Rowe Price International Value Eq I: Class Inst Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	0.68	-8.27	0.91
Foreign Large Value	06-795	T. Rowe Price International Value Eq R: Class Retirement Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	1.32	-8.86	0.20	3.04
Mid-Cap Growth	06-FFV	T. Rowe Price Mid-Cap Growth I: Class Inst Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.61	-22.41	7.49
Mid-Cap Growth	06-790	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price Investment Management,Inc.	1.27	-22.93	6.79	11.48
Mid-Cap Value	06-311	T. Rowe Price Mid-Cap Value Adv: Class Adv Investment Adviser: T. Rowe Price	1.05	-4.46	6.69	10.29
Mid-Cap Value	06-FFW	T. Rowe Price Mid-Cap Value I: Class Inst Investment Adviser: T. Rowe Price	0.65	-4.08	7.12
Mid-Cap Value	06-785	T. Rowe Price Mid-Cap Value R: Class Retirement Investment Adviser: T. Rowe Price	1.29	-4.70	6.43	10.02
Natural Resources	06-4GR	T. Rowe Price New Era I: Class Inst Investment Adviser: T. Rowe Price	0.55	7.41	5.24
Mid-Cap Growth	06-3XK	T. Rowe Price New Horizons I: Class Inst*** Investment Adviser: T. Rowe Price	0.64	-36.91	9.46
Foreign Large Blend	06-3RR	T. Rowe Price Overseas Stock I: Class Inst Investment Adviser: T. Rowe Price	0.66	-15.38	1.74
Real Estate	06-GFP	T. Rowe Price Real Estate I: Class Inst Investment Adviser: T. Rowe Price	0.61	-25.76	1.68
Target-Date 2000-2010	06-573	T. Rowe Price Retirement 2005 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74	-13.90	2.68	4.27
Target-Date 2000-2010	06-576	T. Rowe Price Retirement 2005 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99	-14.02	2.44	4.01

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Target-Date 2000-2010	06-574	T. Rowe Price Retirement 2010 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74	-14.18	2.97	4.78
Target-Date 2000-2010	06-579	T. Rowe Price Retirement 2010 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99	-14.43	2.71	4.51
Target-Date 2015	06-774	T. Rowe Price Retirement 2015 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.76	-14.47	3.29	5.47
Target-Date 2015	06-776	T. Rowe Price Retirement 2015 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.01	-14.60	3.03	5.21
Target-Date 2020	06-777	T. Rowe Price Retirement 2020 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.78	-14.89	3.64	6.20
Target-Date 2020	06-778	T. Rowe Price Retirement 2020 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.03	-15.10	3.38	5.93
Target-Date 2025	06-779	T. Rowe Price Retirement 2025 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.80	-15.92	4.05	6.88
Target-Date 2025	06-781	T. Rowe Price Retirement 2025 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.05	-16.09	3.79	6.61
Target-Date 2030	06-782	T. Rowe Price Retirement 2030 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.83	-17.22	4.37	7.45
Target-Date 2030	06-783	T. Rowe Price Retirement 2030 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.08	-17.42	4.11	7.19
Target-Date 2035	06-784	T. Rowe Price Retirement 2035 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.84	-18.25	4.66	7.91
Target-Date 2035	06-786	T. Rowe Price Retirement 2035 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.09	-18.45	4.39	7.63
Target-Date 2040	06-787	T. Rowe Price Retirement 2040 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.85	-19.07	4.94	8.25
Target-Date 2040	06-789	T. Rowe Price Retirement 2040 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.10	-19.27	4.68	7.99
Target-Date 2045	06-791	T. Rowe Price Retirement 2045 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.87	-19.33	5.18	8.42
Target-Date 2045	06-792	T. Rowe Price Retirement 2045 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.12	-19.53	4.91	8.15
Target-Date 2050	06-793	T. Rowe Price Retirement 2050 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.88	-19.38	5.18	8.43
Target-Date 2050	06-794	T. Rowe Price Retirement 2050 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.13	-19.56	4.94	8.16

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Target-Date 2055	06-796	T. Rowe Price Retirement 2055 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89	-19.45	5.14	8.40
Target-Date 2055	06-797	T. Rowe Price Retirement 2055 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14	-19.64	4.87	8.12
Target-Date 2060	06-CMP	T. Rowe Price Retirement 2060 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89	-19.43	5.14
Target-Date 2060	06-CMR	T. Rowe Price Retirement 2060 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14	-19.69	4.87
Target-Date 2065+	06-63R	T. Rowe Price Retirement 2065 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89	-19.43
Target-Date 2065+	06-63W	T. Rowe Price Retirement 2065 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14	-19.69
Allocation – 30% to 50% Equity	06-798	T. Rowe Price Retirement Balanced Adv: Class Adv Investment Adviser: T. Rowe Price	0.74	-13.29	2.95	4.22
Allocation – 30% to 50% Equity	06-FFX	T. Rowe Price Retirement Balanced I: Class Inst Investment Adviser: T. Rowe Price	0.34	-12.94	3.33
Allocation – 30% to 50% Equity	06-799	T. Rowe Price Retirement Balanced R: Class Retirement Investment Adviser: T. Rowe Price	0.99	-13.52	2.71	3.97
Target-Date 2000-2010	06-GCN	T. Rowe Price Retirement I 2005 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34	-13.51	3.08
Target-Date 2000-2010	06-GCP	T. Rowe Price Retirement I 2010 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34	-13.86	3.36
Target-Date 2015	06-FFY	T. Rowe Price Retirement I 2015 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.36	-14.17	3.68
Target-Date 2020	06-FGF	T. Rowe Price Retirement I 2020 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.37	-14.46	4.03
Target-Date 2025	06-FGG	T. Rowe Price Retirement I 2025 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.39	-15.46	4.44
Target-Date 2030	06-FGH	T. Rowe Price Retirement I 2030 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.41	-16.86	4.77
Target-Date 2035	06-FGJ	T. Rowe Price Retirement I 2035 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.42	-17.85	5.06
Target-Date 2040	06-FGK	T. Rowe Price Retirement I 2040 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.43	-18.72	5.35
Target-Date 2045	06-FGM	T. Rowe Price Retirement I 2045 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.44	-18.98	5.57

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Target-Date 2050	06-FGN	T. Rowe Price Retirement I 2050 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.45		-19.09	5.57
Target-Date 2055	06-FGP	T. Rowe Price Retirement I 2055 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46		-19.12	5.55
Target-Date 2060	06-FGR	T. Rowe Price Retirement I 2060 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46		-19.10	5.58
Target-Date 2065+	06-64G	T. Rowe Price Retirement I 2065 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46		-19.09
Small Growth	06-4GT	T. Rowe Price Small-Cap Stock I: Class Inst*** Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.75		-23.37	7.84
Allocation – 70% to 85% Equity	06-4MP	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst Investment Advisor: T. Rowe Price Investment Subadviser: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Investment Management,Inc.;	0.63	*	-19.53	4.51
Large Value	06-4GV	T. Rowe Price Value I: Class Inst Investment Adviser: T. Rowe Price	0.55	*	-11.26	7.91
Foreign Large Value	06-CNG	Templeton Foreign Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.85	*	-3.27	-0.51	3.13
Foreign Large Value	06-920	Templeton Foreign R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.35	*	-3.89	-1.00	2.62
Foreign Large Value	06-GCR	Templeton Foreign R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.74	*	-3.17	-0.35
Global Bond	06-CNH	Templeton Global Bond Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.72	*	-5.95	-2.56	-0.39
Global Bond	06-887	Templeton Global Bond R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.22	*	-6.40	-3.04	-0.89
Global Bond	06-FGT	Templeton Global Bond R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.59	*	-5.79	-2.42
Global Large-Stock Value	06-CNJ	Templeton Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.79		-11.46	-0.50	4.24
Global Large-Stock Value	06-925	Templeton Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.30		-11.90	-1.00	3.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Global Bond	06-CHN	Templeton International Bond A: Class A Investment Adviser: Franklin Templeton Investments	1.01	*	-5.90	-2.98	-1.52
Diversified Emerging Mkts	06-4GW	Thornburg Developing World R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.94	*	-25.44	-0.22
Foreign Large Blend	06-990	Thornburg International Equity R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.36	*	-17.13	2.12	4.43
Foreign Large Blend	06-316	Thornburg International Equity R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.9	*	-16.73	2.59	4.92
Foreign Large Blend	06-GPF	Thornburg International Equity R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.7	*	-16.57	2.79	5.14
Foreign Large Growth	06-4GX	Thornburg International Growth R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.89	*	-25.96	0.12
Global Allocation	06-987	Thornburg Investment Income Builder R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.55	*	-8.62	3.80	5.57
Global Allocation	06-986	Thornburg Investment Income Builder R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.04	*	-8.10	4.34	6.10
Global Allocation	06-39W	Thornburg Investment Income Builder R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.85	*	-7.91	4.55
Short-Term Bond	06-995	Thornburg Limited Term Income R3: Class Retirement** Investment Adviser: Thornburg Investment Management Inc	0.99	*	-7.52	0.72	1.21
Short-Term Bond	06-953	Thornburg Limited Term Income R5: Class Retirement** Investment Adviser: Thornburg Investment Management Inc	0.49	*	-7.06	1.19	1.63
Short-Term Bond	06-GCV	Thornburg Limited Term Income R6: Class Retirement** Investment Adviser: Thornburg Investment Management Inc	0.42	*	-6.98	1.30
Short Government	06-104	Thornburg Limited Term US Government R3: Class Retirement** Investment Adviser: Thornburg Investment Management Inc	0.99	*	-8.01	-0.51	-0.06
Mid-Cap Blend	06-109	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.31	*	-19.49	3.55	9.69
Mid-Cap Growth	06-985	Thornburg Small/Mid Cap Growth R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.46	*	-34.21	2.16	6.99
Mid-Cap Growth	06-314	Thornburg Small/Mid Cap Growth R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.95	*	-33.88	2.67	7.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Multisector Bond	06-4XJ	Thornburg Strategic Income R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.53	*	-6.12	2.62
Intermediate Core Bond	06-FGV	TIAA-CREF Bond Index Institutional: Class Inst Investment Adviser: TIAA-CREF	0.07		-13.24	-0.16	0.88
Intermediate Core Bond	06-434	TIAA-CREF Bond Index Retirement: Class Retirement Investment Adviser: TIAA-CREF	0.32		-13.54	-0.42	0.63
Intermediate Core Bond	06-GCW	TIAA-CREF Core Impact Bond Instl: Class Inst Investment Adviser: TIAA-CREF	0.38		-14.01	-0.05	1.57
Intermediate Core Bond	06-CNK	TIAA-CREF Core Impact Bond Retirement: Class Retirement Investment Adviser: TIAA-CREF	0.63		-14.23	-0.30	1.32
Intermediate Core-Plus Bond	06-3F4	TIAA-CREF Core Plus Bond Instl: Class Inst Investment Adviser: TIAA-CREF	0.30		-13.32	0.37	1.68
Intermediate Core-Plus Bond	06-939	TIAA-CREF Core Plus Bond R: Class Retirement Investment Adviser: TIAA-CREF	0.55		-13.60	0.12	1.43
Diversified Emerging Mkts	06-020	TIAA-CREF Emerging Markets Eq Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.43		-20.42	-1.86	0.91
Large Blend	06-FGW	TIAA-CREF Growth & Income Instl: Class Inst Investment Adviser: TIAA-CREF	0.40		-22.11	7.32	11.48
Large Blend	06-433	TIAA-CREF Growth & Income Retire: Class Retirement Investment Adviser: TIAA-CREF	0.65		-22.26	7.05	11.20
Foreign Large Blend	06-FGX	TIAA-CREF International Eq Idx Instl: Class Inst Investment Adviser: TIAA-CREF	0.05		-14.20	1.76	4.73
Foreign Large Blend	06-428	TIAA-CREF International Eq Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		-14.45	1.50	4.47
Foreign Large Growth	06-6H3	TIAA-CREF International Opps Instl: Class Inst Investment Adviser: TIAA-CREF	0.60		-24.47	2.22
Foreign Large Growth	06-6J9	TIAA-CREF International Opps Retl: Class Adv Investment Adviser: TIAA-CREF	1.06		-24.74	1.79
Large Growth	06-FGY	TIAA-CREF Large-Cap Gr Idx Instl: Class Inst Investment Adviser: TIAA-CREF	0.05		-29.17	10.90	14.03
Large Growth	06-431	TIAA-CREF Large-Cap Gr Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		-29.36	10.62	13.74
Large Growth	06-942	TIAA-CREF Large-Cap Growth R: Class Retirement Investment Adviser: TIAA-CREF	0.65		-32.94	7.90	12.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Value	06-FHC	TIAA-CREF Large-Cap Value Idx Inst: Class Inst Investment Adviser: TIAA-CREF	0.05		-7.54	6.63	10.24
Large Value	06-429	TIAA-CREF Large-Cap Value Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		-7.74	6.38	9.96
Large Value	06-943	TIAA-CREF Large-Cap Value Retire: Class Retirement Investment Adviser: TIAA-CREF	0.66		-7.19	5.99	9.44
Target-Date 2000-2010	06-36J	TIAA-CREF Lifecycle 2010 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.37	*	-12.40	2.93	4.98
Target-Date 2015	06-36K	TIAA-CREF Lifecycle 2015 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.38	*	-12.85	3.17	5.44
Target-Date 2020	06-36M	TIAA-CREF Lifecycle 2020 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.39	*	-13.52	3.32	5.94
Target-Date 2025	06-36N	TIAA-CREF Lifecycle 2025 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.41	*	-14.32	3.68	6.57
Target-Date 2030	06-36P	TIAA-CREF Lifecycle 2030 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.42	*	-15.16	4.02	7.17
Target-Date 2035	06-36R	TIAA-CREF Lifecycle 2035 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.43	*	-15.98	4.35	7.75
Target-Date 2040	06-36T	TIAA-CREF Lifecycle 2040 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.44	*	-16.67	4.71	8.23
Target-Date 2045	06-36V	TIAA-CREF Lifecycle 2045 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	-17.32	5.06	8.50
Target-Date 2050	06-36W	TIAA-CREF Lifecycle 2050 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	-17.65	5.09	8.56
Target-Date 2055	06-37C	TIAA-CREF Lifecycle 2055 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	-17.73	5.13	8.61
Target-Date 2060	06-36Y	TIAA-CREF Lifecycle 2060 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	-17.79	5.20
Target-Date 2065+	06-64H	TIAA-CREF Lifecycle 2065 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	-17.70
Target-Date 2000-2010	06-FHF	TIAA-CREF Lifecycle Index 2010 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-13.24	3.13	4.90
Target-Date 2000-2010	06-032	TIAA-CREF Lifecycle Index 2010 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-13.41	2.88	4.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Target-Date 2015	06-FHG	TIAA-CREF Lifecycle Index 2015 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-13.80	3.39	5.37
Target-Date 2015	06-033	TIAA-CREF Lifecycle Index 2015 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-14.02	3.13	5.11
Target-Date 2020	06-FHH	TIAA-CREF Lifecycle Index 2020 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-14.36	3.64	5.94
Target-Date 2020	06-034	TIAA-CREF Lifecycle Index 2020 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-14.62	3.37	5.68
Target-Date 2025	06-FHJ	TIAA-CREF Lifecycle Index 2025 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-15.02	4.05	6.62
Target-Date 2025	06-035	TIAA-CREF Lifecycle Index 2025 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-15.21	3.79	6.35
Target-Date 2030	06-FHK	TIAA-CREF Lifecycle Index 2030 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-15.70	4.48	7.29
Target-Date 2030	06-036	TIAA-CREF Lifecycle Index 2030 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-15.90	4.22	7.02
Target-Date 2035	06-FHM	TIAA-CREF Lifecycle Index 2035 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-16.28	4.90	7.94
Target-Date 2035	06-037	TIAA-CREF Lifecycle Index 2035 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-16.47	4.64	7.67
Target-Date 2040	06-FHN	TIAA-CREF Lifecycle Index 2040 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-16.68	5.35	8.51
Target-Date 2040	06-038	TIAA-CREF Lifecycle Index 2040 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-16.90	5.09	8.23
Target-Date 2045	06-FHP	TIAA-CREF Lifecycle Index 2045 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-17.24	5.76	8.82
Target-Date 2045	06-039	TIAA-CREF Lifecycle Index 2045 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-17.44	5.50	8.54
Target-Date 2050	06-FHR	TIAA-CREF Lifecycle Index 2050 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-17.50	5.83	8.91
Target-Date 2050	06-040	TIAA-CREF Lifecycle Index 2050 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-17.72	5.56	8.63
Target-Date 2055	06-FHT	TIAA-CREF Lifecycle Index 2055 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-17.57	5.89	8.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Target-Date 2055	06-041	TIAA-CREF Lifecycle Index 2055 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-17.78	5.62	8.71
Target-Date 2060	06-FHV	TIAA-CREF Lifecycle Index 2060 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-17.59	5.98
Target-Date 2060	06-CMV	TIAA-CREF Lifecycle Index 2060 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-17.85	5.71
Target-Date 2065+	06-4XR	TIAA-CREF Lifecycle Index 2065 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-17.61
Target-Date 2065+	06-4XT	TIAA-CREF Lifecycle Index 2065 Ret: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-17.86
Allocation – 30% to 50% Equity	06-FHW	TIAA-CREF Lifecycle Index Ret Inc Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.1	*	-13.46	3.14	4.58
Allocation – 30% to 50% Equity	06-042	TIAA-CREF Lifecycle Index Ret Inc Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	-13.65	2.88	4.32
Allocation – 30% to 50% Equity	06-36X	TIAA-CREF Lifecycle Retire Income Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.37	*	-12.51	2.91	4.67
Allocation – 85%+ Equity	06-3CK	TIAA-CREF Lifestyle Aggressive Gr Instl: Class Inst Investment Adviser: TIAA-CREF	0.64	*	-19.50	5.12	8.96
Allocation – 85%+ Equity	06-4CX	TIAA-CREF Lifestyle Aggressive Gr Retail: Class Adv Investment Adviser: TIAA-CREF	0.93	*	-19.70	4.81	8.63
Allocation – 30% to 50% Equity	06-3CG	TIAA-CREF Lifestyle Conservative Instl: Class Inst Investment Adviser: TIAA-CREF	0.49	*	-13.66	2.64	4.59
Allocation – 70% to 85% Equity	06-3CJ	TIAA-CREF Lifestyle Growth Institutional: Class Inst Investment Adviser: TIAA-CREF	0.6	*	-18.14	4.26	7.56
Allocation – 70% to 85% Equity	06-3XV	TIAA-CREF Lifestyle Growth Retail: Class Adv Investment Adviser: TIAA-CREF	0.88	*	-18.37	3.96	7.25
Allocation – 15% to 30% Equity	06-3CF	TIAA-CREF Lifestyle Income Institutional: Class Inst Investment Adviser: TIAA-CREF	0.43	*	-10.38	1.77	2.97
Allocation – 50% to 70% Equity	06-3CH	TIAA-CREF Lifestyle Moderate Instl: Class Inst Investment Adviser: TIAA-CREF	0.55	*	-16.90	3.44	6.17
Mid-Cap Growth	06-944	TIAA-CREF Mid-Cap Growth Retire: Class Retirement Investment Adviser: TIAA-CREF	0.71		-33.25	3.90	8.46
Real Estate	06-3MH	TIAA-CREF Real Estate Sec Instl: Class Inst Investment Adviser: TIAA-CREF	0.47		-28.73	4.84	7.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Blend	06-GCX	TIAA-CREF Social Choice Eq Instl: Class Inst Investment Adviser: TIAA-CREF	0.17		-17.77	9.23	12.02
Large Blend	06-432	TIAA-CREF Social Choice Eq Retire: Class Retirement Investment Adviser: TIAA-CREF	0.42		-17.97	8.95	11.73
Foreign Large Blend	06-GCY	TIAA-CREF Social Choice Intl Eq Instl: Class Inst Investment Adviser: TIAA-CREF	0.36		-14.78	2.24
Allocation – 50% to 70% Equity	06-339	Timothy Plan Conservative Growth A: Class A Investment Adviser: Timothy Partners Ltd	2.02		-12.90	1.01	2.55
Allocation – 50% to 70% Equity	06-341	Timothy Plan Strategic Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.95		-13.74	1.65	3.67
Multisector Bond	06-703	Touchstone Flexible Income A: Class A Investment Advisor: Bramshill Investments LLC Investment Subadviser: Bramshill Investments LLC	1.16	*	-8.40	1.62	2.80
Large Blend	06-619	Touchstone Focused A: Class A Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	1.15		-18.41	8.47	11.26
Large Blend	06-GPG	Touchstone Focused Instl: Class Inst Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.84	*	-18.13	8.86	11.67
Large Blend	06-624	Touchstone Focused Y: Class No Load Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.86		-18.16	8.80	11.58
Large Growth	06-699	Touchstone Growth Opportunities A: Class A Investment Advisor: Westfield Capital Management Company, LP Investment Subadviser: Westfield Capital Management Company, LP	1.25	*	-28.60	9.60	11.89
Large Blend	06-3GK	Touchstone Large Cap Focused Instl: Class Inst Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.7	*	-17.29	10.47
Mid-Cap Growth	06-GPH	Touchstone Mid Cap Growth A: Class A Investment Advisor: Westfield Capital Management Company, LP Investment Subadviser: Westfield Capital Management Company, LP	1.21		-26.15	8.24	11.47
Mid-Cap Growth	06-GPJ	Touchstone Mid Cap Growth Inst: Class Inst Investment Advisor: Westfield Capital Management Company, LP Investment Subadviser: Westfield Capital Management Company, LP	0.88	*	-25.88	8.59	11.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid-Cap Growth	06-4Y4	Touchstone Mid Cap Growth R6: Class Retirement Investment Advisor: Westfield Capital Management Company, LP Investment Subadviser: Westfield Capital Management Company, LP	0.79	*	-25.82
Global Large-Stock Blend	06-701	Touchstone Non-US ESG Equity A: Class A Investment Advisor: Rockefeller & Co Investment Subadviser: Rockefeller & Co. LLC	1.09		-17.06	3.05	8.17
Small Blend	06-4PF	Touchstone Small Company R6: Class Retirement Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.81	*	-14.32	6.95
Large Value	06-702	Touchstone Value A: Class A Investment Advisor: Barrow Hanley Mewhinney & Strauss LLC Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC	1.08	*	-2.96	8.07	10.44
Small Value	06-4FX	Undiscovered Managers Behavioral Val R6: Class Retirement Investment Advisor: Fuller & Thaler Asset Mgmt Investment Subadviser: Fuller & Thaler Asset Management Inc	0.8	*	-1.10	7.59
Intermediate Core-Plus Bond	06-4NT	USAA Intermediate Term Bond R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.41	*	-12.45	1.37
Foreign Large Blend	06-4NW	USAA International R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.31	*	-15.43
Large Growth	06-4NV	USAA Nasdaq 100 Index R6: Class Retirement Investment Adviser: Northern Trust Asset Management	0.30		-32.62	11.99
Large Blend	06-FHY	Vanguard 500 Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.04		-18.15	9.39	12.52
Allocation – 50% to 70% Equity	06-FJC	Vanguard Balanced Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.07		-16.90	5.50	7.77
Commodities Broad Basket	06-4XX	Vanguard Commodity Strategy Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.20		13.96
Consumer Cyclical	06-4Y3	Vanguard Consumer Discretionary Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10		-35.17	8.39	12.59
Consumer Defensive	06-4XY	Vanguard Consumer Staples Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10		-1.74	8.31	10.78
Foreign Large Blend	06-FJF	Vanguard Developed Markets Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07		-15.32	1.67	4.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Blend	06-4CY	Vanguard Dividend Growth Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.27	-4.88	11.79	12.96
Diversified Emerging Mkts	06-FJG	Vanguard Emerging Mkts Stock Idx Adm: Class Inst Investment Adviser: Vanguard Investments Australia Ltd	0.14	-17.78	-0.36	1.55
Equity Energy	06-FJH	Vanguard Energy Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.33	23.80	0.57	1.20
Large Value	06-FJJ	Vanguard Equity-Income Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.19	0.00	8.91	11.79
Europe Stock	06-4PP	Vanguard European Stock Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-16.05	1.94	4.75
Small Growth	06-FJK	Vanguard Explorer Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.29	-23.17	8.56	11.65
Mid-Cap Growth	06-FJM	Vanguard Extended Market Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.06	-26.47	4.88	9.62
Financial	06-4G7	Vanguard Financials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-12.24	5.78	11.57
Foreign Large Blend	06-3CC	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.11	-15.50	1.25	4.04
Large Blend	06-3WM	Vanguard FTSE Social Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.14	-24.22
Intermediate Government	06-GFM	Vanguard GNMA Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.11	-10.73	-0.38	0.78
Large Blend	06-4MV	Vanguard Growth & Income Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.22	-17.11	9.36	12.60
Large Growth	06-FJN	Vanguard Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	-33.14	9.61	12.80
Health	06-FJP	Vanguard Health Care Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.25	-1.01	9.69	13.64
Health	06-4MW	Vanguard Health Care Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-5.50	11.63	14.77
Large Value	06-4MX	Vanguard High Dividend Yield Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.08	-0.44
High Yield Bond	06-FJR	Vanguard High-Yield Corporate Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.13	-8.97	2.31	3.75
Industrials	06-4XW	Vanguard Industrials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-8.50	6.80	11.68

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Inflation-Protected Bond	06-GFC	Vanguard Inflation-Protected Secs Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-11.89	1.96	1.00
Technology	06-4G9	Vanguard Information Technology Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-29.67	15.33	17.84
Intermediate Core Bond	06-FJT	Vanguard Interm-Term Bond Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.07	-13.27	0.45	1.34
Corporate Bond	06-FJV	Vanguard Interm-Term Investment-Grde Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-13.78	0.69	1.77
Intermediate Government	06-FJW	Vanguard Interm-Term Treasury Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-10.34	0.43	0.80
Foreign Large Growth	06-3F6	Vanguard International Growth Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.34	-30.79	4.75	7.84
Foreign Large Value	06-4XG	Vanguard International Value Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.36	-11.66	1.36	4.31
Foreign Large Value	06-64K	Vanguard Intl Hi Div Yld Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.22	-6.86	1.98
Intermediate Government	06-3C9	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	-10.69	0.16	0.65
Allocation – 30% to 50% Equity	06-FJX	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.12	-14.99	2.45	4.44
Allocation – 70% to 85% Equity	06-FJY	Vanguard LifeStrategy Growth Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.14	-17.09	4.64	7.60
Allocation – 15% to 30% Equity	06-FKC	Vanguard LifeStrategy Income Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.11	-13.93	1.20	2.77
Allocation – 50% to 70% Equity	06-FKF	Vanguard LifeStrategy Moderate Gr Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.13	-16.00	3.58	6.05
Long-Term Bond	06-GJY	Vanguard Long-Term Investment-Grade Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.12	-25.55	-0.96	2.32
Long Government	06-4PT	Vanguard Long-Term Treasury Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-29.51	-2.24	0.56
Natural Resources	06-FKG	Vanguard Materials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-11.75	6.50	9.36
Mid-Cap Growth	06-FKH	Vanguard Mid Cap Growth Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.33	-30.12	5.50	9.09
Mid-Cap Blend	06-FKJ	Vanguard Mid Cap Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	-18.71	7.32	11.10

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mid-Cap Growth	06-3YP	Vanguard Mid-Cap Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	-28.84	7.81	10.90
Mid-Cap Value	06-3YN	Vanguard Mid-Cap Value Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	-7.90	6.39	10.98
Real Estate	06-FKK	Vanguard Real Estate Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.12	-26.20	3.68	6.42
Mid-Cap Value	06-FKM	Vanguard Selected Value Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.32	-7.44	5.41	10.15
Short-Term Bond	06-4YJ	Vanguard Short-Term Bond Index Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.07	-5.54	0.78	0.89
Short Government	06-3CR	Vanguard Short-Term Federal Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	-5.22	0.80	0.79
Short-Term Bond	06-4N9	Vanguard Short-Term Investment-Grade Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	-5.75	1.10	1.45
Short Government	06-4PR	Vanguard Short-Term Treasury Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	-4.62	0.71	0.65
Small Growth	06-FKP	Vanguard Small Cap Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	-28.39	5.10	9.27
Small Blend	06-FKR	Vanguard Small Cap Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.05	-17.61	5.94	10.11
Small Value	06-FKN	Vanguard Small Cap Value Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	-9.31	5.79	10.28
Mid-Cap Blend	06-4MY	Vanguard Strategic Equity Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.17	-11.80	7.28	11.70
Target-Date 2020	06-FKW	Vanguard Target Retirement 2020 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	-14.15	3.22	5.83
Target-Date 2025	06-FKX	Vanguard Target Retirement 2025 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	-15.55	3.58	6.43
Target-Date 2030	06-FKY	Vanguard Target Retirement 2030 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	-16.27	3.94	6.99
Target-Date 2035	06-FMC	Vanguard Target Retirement 2035 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	-16.62	4.34	7.57
Target-Date 2040	06-FMF	Vanguard Target Retirement 2040 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	-16.98	4.74	8.06

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Target-Date 2045	06-FMG	Vanguard Target Retirement 2045 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	-17.36	5.14	8.34
Target-Date 2050	06-FMH	Vanguard Target Retirement 2050 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	-17.46	5.18	8.36
Target-Date 2055	06-FMJ	Vanguard Target Retirement 2055 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	-17.46	5.18	8.34
Target-Date 2060	06-FMK	Vanguard Target Retirement 2060 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	-17.46	5.18	8.34
Target-Date 2065+	06-34V	Vanguard Target Retirement 2065 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	-17.39	5.15
Target-Date Retirement	06-FMM	Vanguard Target Retirement Income Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	-12.74	2.30	3.62
Intermediate Core Bond	06-FMN	Vanguard Total Bond Market Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.05	-13.16	-0.01	1.00
Global Bond-USD Hedged	06-FMP	Vanguard Total Intl Bd Idx AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.11	-12.92	-0.23
Foreign Large Blend	06-FMR	Vanguard Total Intl Stock Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.11	-16.01	1.09	4.06
Large Blend	06-FMT	Vanguard Total Stock Mkt Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.04	-19.53	8.71	12.08
Large Growth	06-FMV	Vanguard US Growth AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.23	-39.58	7.72	12.23
Utilities	06-4N7	Vanguard Utilities Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	1.13	8.97	10.93
Large Value	06-FMW	Vanguard Value Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.05	-2.08	8.56	11.91
Small Growth	06-ZYP	Vanguard VIF Small Co Gr: Class *** Investment Adviser: Vanguard Group Inc	0.30	-25.35	4.53	10.06
Allocation – 30% to 50% Equity	06-GCT	Vanguard Wellesley® Income AdmiralTM: Class Inst Investment Adviser: Wellington Management Company LLP	0.16	-9.01	4.02	5.69
Allocation – 50% to 70% Equity	06-GFF	Vanguard WellingtonTM AdmiralTM: Class Inst Investment Adviser: Wellington Management Company LLP	0.16	-14.26	6.02	8.46
Large Value	06-4V3	Vanguard WindsorTM II AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.26	-13.14	8.70	10.99

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid-Cap Value	06-3RF	Victory Integrity Mid-Cap Value R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.6	*	-6.48	6.69
Small Value	06-3JN	Victory Integrity Small-Cap Value R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.95		-7.58	4.73	9.63
Small Growth	06-33C	Victory RS Small Cap Growth R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	1.04		-36.86	-0.29
Diversified Emerging Mkts	06-3R9	Victory Sophus Emerging Markets R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.89	*	-22.06	-2.48
Mid-Cap Value	06-581	Victory Sycamore Established Value A: Class A*** Investment Adviser: Victory Capital Management Inc.	0.90		-2.82	9.68	12.87
Mid-Cap Value	06-583	Victory Sycamore Established Value R: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.11		-3.03	9.45	12.64
Mid-Cap Value	06-FMX	Victory Sycamore Established Value R6: Class Retirement** Investment Adviser: Victory Capital Management Inc.	0.54		-2.48	10.05
Small Value	06-582	Victory Sycamore Small Company Opp A: Class A*** Investment Adviser: Victory Capital Management Inc.	1.25		-6.91	7.06	11.06
Small Value	06-584	Victory Sycamore Small Company Opp R: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.42		-7.07	6.86	10.83
Small Value	06-FMY	Victory Sycamore Small Company Opp R6: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	0.85		-6.52	7.48
Foreign Small/Mid Blend	06-GFG	Victory Trivalent International Sm-Cp A: Class A*** Investment Adviser: Victory Capital Management Inc.	1.37	*	-23.44	-0.06	6.68
Foreign Small/Mid Blend	06-GFH	Victory Trivalent International Sm-Cp R6: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.05		-23.15	0.24	7.00
Foreign Large Blend	06-3RC	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.55	*	-17.23	-0.04
Large Value	06-804	Virtus Ceredex Large-Cap Value Equity A: Class A Investment Advisor: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.24		-14.34	5.31	9.31
Large Value	06-803	Virtus Ceredex Large-Cap Value Equity I: Class Inst Investment Advisor: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	0.97	*	-14.07	5.59	9.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Value	06-FFJ	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement Investment Advisor: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	0.72	*	-13.85	5.87
Mid-Cap Value	06-807	Virtus Ceredex Mid-Cap Value Equity A: Class A Investment Advisor: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.28		-14.22	5.80	9.15
Mid-Cap Value	06-806	Virtus Ceredex Mid-Cap Value Equity I: Class Inst Investment Advisor: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	0.99		-13.92	6.12	9.47
Mid-Cap Value	06-FFK	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement Investment Advisor: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	0.79	*	-13.76	6.36
Small Blend	06-809	Virtus Ceredex Small-Cap Value Eq A: Class A Investment Advisor: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.46		-10.31	3.22	7.88
Small Blend	06-808	Virtus Ceredex Small-Cap Value Eq I: Class Inst Investment Advisor: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.15	*	-10.09	3.51	8.20
Real Estate	06-4PH	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement Investment Advisor: Duff & Phelps Inv Mgmt Co (IL) Investment Subadviser: Duff & PheLPs Investment Management Co	0.79	*	-25.92	5.19
Small Growth	06-64N	Virtus KAR Small-Cap Growth R6: Class Retirement*** Investment Advisor: Kayne Anderson Rudnick Investment Management LLC Investment Subadviser: Kayne Anderson Rudnick Investment Management LLC	0.98		-30.16
Large Value	06-4WJ	Virtus NFJ Dividend Value A: Class A Investment Advisor: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.01		-13.70	3.92	7.67
Large Value	06-202	Virtus NFJ Dividend Value Admin: Class Other Investment Advisor: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.95	*	-13.66	4.00	7.77
Mid-Cap Value	06-4WK	Virtus NFJ Mid-Cap Value A: Class A Investment Advisor: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1	*	-13.05	3.60	9.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid-Cap Value	06-765	Virtus NFJ Mid-Cap Value Admin: Class Other Investment Advisor: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.9	*	-12.94	3.71	9.44
Mid-Cap Value	06-4NN	Virtus NFJ Mid-Cap Value R6: Class Retirement Investment Advisor: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.6	*	-12.69	4.03
Small Value	06-4WM	Virtus NFJ Small-Cap Value A: Class A Investment Advisor: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.17	*	-16.22	-0.09	5.10
Small Value	06-231	Virtus NFJ Small-Cap Value Admin: Class Other Investment Advisor: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.07	*	-16.17	0.01	5.23
Small Value	06-CPJ	Virtus NFJ Small-Cap Value R6: Class Retirement Investment Advisor: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.77	*	-15.92	0.31
Bank Loan	06-47K	Virtus Seix Floating Rate High Inc R6: Class Retirement Investment Advisor: Seix Investment Advisors Investment Subadviser: Virtus Fixed Income Advisers, LLC	0.52	*	-0.78	2.42
High Yield Bond	06-801	Virtus Seix High Income A: Class A Investment Advisor: Seix Investment Advisors Investment Subadviser: Virtus Fixed Income Advisers, LLC	0.93	*	-11.31	1.45	3.23
Intermediate Core-Plus Bond	06-811	Virtus Seix Total Return Bond A: Class A Investment Advisor: Seix Investment Advisors Investment Subadviser: Virtus Fixed Income Advisers, LLC	0.7	*	-13.70	0.03	0.78
Intermediate Core-Plus Bond	06-3CX	Virtus Seix Total Return Bond R6: Class Retirement Investment Advisor: Seix Investment Advisors Investment Subadviser: Virtus Fixed Income Advisers, LLC	0.31	*	-13.36	0.41
Small Blend	06-3YT	Virtus Small-Cap R6: Class Retirement Investment Adviser: Allianz Global Investors	0.84	*	-18.08
Diversified Emerging Mkts	06-3N4	Virtus Vontobel Emerging Markets Opps R6: Class Retirement Investment Advisor: Vontobel Asset Management Investment Subadviser: Vontobel Asset Management Inc	0.98	*	-23.05	-3.16
Intermediate Core-Plus Bond	06-4NR	Voya Intermediate Bond R6: Class Retirement Investment Advisor: Voya Investment Management Co. LLC (US) Investment Subadviser: Voya Investment Management Co. LLC	0.29		-14.16	0.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/22)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Growth	06-6KM	Voya Small Cap Growth I: Class Inst Investment Advisor: Voya Investment Management Co. LLC (US) Investment Subadviser: Voya Investment Management Co. LLC	0.93		-23.60	7.74	12.74
Small Growth	06-6KN	Voya Small Cap Growth R: Class Retirement Investment Advisor: Voya Investment Management Co. LLC (US) Investment Subadviser: Voya Investment Management Co. LLC	1.55	*
Small Growth	06-6JT	Voya Small Cap Growth R6: Class Retirement Investment Advisor: Voya Investment Management Co. LLC (US) Investment Subadviser: Voya Investment Management Co. LLC	0.85	*
Intermediate Core-Plus Bond	06-713	Western Asset Core Plus Bond FI: Class Other Investment Advisor: Western Asset Management Company, LLC Investment Subadviser: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.82		-19.15	-1.12	1.18
Intermediate Core-Plus Bond	06-GFJ	Western Asset Core Plus Bond IS: Class Inst Investment Advisor: Western Asset Management Company, LLC Investment Subadviser: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.42		-18.85	-0.71	1.57
Intermediate Core-Plus Bond	06-718	Western Asset Core Plus Bond R: Class Retirement Investment Advisor: Western Asset Management Company, LLC Investment Subadviser: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	1.12		-19.37	-1.40	0.86
Mid-Cap Growth	06-69W	William Blair Mid Cap Growth R6: Class Retirement Investment Adviser: William Blair	0.9	*	-26.68
Mid-Cap Growth	06-3TP	William Blair Small-Mid Cap Growth I: Class Inst Investment Adviser: William Blair	1.1	*	-22.92	7.24	12.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

This Summary Prospectus incorporates by reference the Prospectus for the Policy, dated May 1, 2023, and the Statement of Additional Information ("SAI"), dated May 1, 2023, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC EDGAR Contract Identifier: C000033246